UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.9%
	Automobiles & Components - 0.6%
236,541	Ferrari N.V. Keurig Dr Pepper, Inc	$31,370,067

	Capital Goods - 4.5%
260,130	Harris Corp.	42,908,443
374,347	IDEX Corp.	57,492,212
436,437	Rockwell Automation, Inc.	81,858,124
3,034,551	Williams Scotsman Corp.*(1)	50,677,002

		232,935,781

	Commercial & Professional Services - 3.6%
5,996,384	ADT, Inc.(1)	54,027,420
258,499	CoStar Group, Inc.*	107,496,809
63,425	Klarna Holding AB*(2)(3)(4)(5)	9,124,654
1,557,896	Landscape Acquisition Holdings Ltd.*	14,137,906

		184,786,789

	Consumer Durables & Apparel - 3.1%
231,450	Mohawk Industries, Inc.*	43,595,922
341,833	Polaris Industries, Inc.	36,036,035
865,066	Skechers USA, Inc. Class A*	23,979,630
701,765	Under Armour, Inc. Class A*(1)	14,014,247
2,226,410	Under Armour, Inc. Class C*(1)	41,722,923

		159,348,757

	Consumer Services - 3.5%
4,858,252	DraftKings, Inc.*(2)(3)(4)(5)	9,036,349
824,020	Hilton Worldwide Holdings, Inc.	64,817,413
596,840	Marriott Vacations Worldwide Corp.	71,089,613
143,713	Vail Resorts, Inc.	39,789,818

		184,733,193

	Diversified Financials - 4.3%
1,214,159	American Express Co.	120,833,104
3,523,981	J2 Acquisition Ltd.*(5)	32,667,304
1,500,000	Platinum Eagle Acquisition Corp.*	15,187,500
966,450	TD Ameritrade Holding Corp.	55,232,617

		223,920,525

	Energy - 2.0%
156,390	Diamondback Energy, Inc.	20,635,660
174,489	EOG Resources, Inc.	22,498,612
1,180,303	Newfield Exploration Co.*	33,898,302
1,315,579	WPX Energy, Inc.*	24,693,418

		101,725,992

	Food, Beverage & Tobacco - 1.2%
922,650	Lamb Weston Holdings, Inc.	64,834,615

	Health Care Equipment & Services - 9.5%
209,918	Align Technology, Inc.*	74,867,254
1,483,423	Baxter International, Inc.	107,473,996
288,886	DexCom, Inc.*	27,481,725
749,815	Edwards Lifesciences Corp.*	106,811,147
639,720	Haemonetics Corp.*	62,462,261
911,787	Insulet Corp.*	75,824,207
550,490	Veeva Systems, Inc. Class A*	41,633,559

		496,554,149

	Materials - 2.6%
648,914	Packaging Corp. of America	73,262,391
534,181	Vulcan Materials Co.	59,828,272

		133,090,663

	Media - 1.7%
2,063,598	Ocean Outdoor Ltd.*(2)(3)(4)(5)	19,758,951

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

607,077	Walt Disney Co.	$68,939,664

		88,698,615

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
1,449,952	AstraZeneca plc ADR	56,736,622
78,712	Bluebird Bio, Inc.*	12,192,489
1,129,548	Exact Sciences Corp.*	66,022,080
381,059	Seattle Genetics, Inc.*	26,826,554

		161,777,745

	Real Estate - 0.0%
29,564	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	1,845,385

	Retailing - 14.1%
195,420	Amazon.com, Inc.*	347,347,325
1,144,264	Dollar Tree, Inc.*	104,448,418
1,850,378	Floor & Decor Holdings, Inc. Class A*	88,355,550
123,196	JAND, Inc. Class A*(2)(3)(4)(5)	1,693,945
398,870	Tiffany & Co.	54,868,557
171,581	Tory Burch LLC*(2)(3)(4)(5)	9,986,012
1,211,167	TripAdvisor, Inc.*	70,235,574
536,094	Wayfair, Inc. Class A*(1)	58,337,749

		735,273,130

	Semiconductors & Semiconductor Equipment - 3.5%
526,001	Microchip Technology, Inc.	49,144,273
146,811	NVIDIA Corp.	35,948,141
2,264,622	Teradyne, Inc.	97,944,902

		183,037,316

	Software & Services - 31.7%
769,577	2U, Inc.*	58,226,196
314,553	Adobe Systems, Inc.*	76,964,828
311,743	Alphabet, Inc. Class C*	379,472,284
594,493	Autodesk, Inc.*	76,356,681
16,944	Fair Isaac Corp.*	3,413,538
261,250	FleetCor Technologies, Inc.*	56,691,250
438,743	ForeScout Technologies, Inc.*	14,899,712
705,288	GoDaddy, Inc. Class A*	51,923,303
1,240,257	Guidewire Software, Inc.*	106,910,153
210,027	Okta, Inc.*	10,427,841
1,030,353	PayPal Holdings, Inc.*	84,633,196
992,309	salesforce.com, Inc.*	136,095,179
531,171	ServiceNow, Inc.*	93,464,849
610,102	Shopify, Inc. Class A*	84,322,198
557,202	Spotify Technology S.A.*	101,873,242
1,749,191	SS&C Technologies Holdings, Inc.	92,829,566
641,129	Trade Desk, Inc. Class A*	54,059,997
693,883	Wix.com Ltd.*	65,918,885
841,394	Workday, Inc. Class A*	104,349,684

		1,652,832,582

	Technology Hardware & Equipment - 2.2%
223,606	IPG Photonics Corp.*	36,680,328
895,409	Logitech International S.A.	39,379,583
292,327	Zebra Technologies Corp. Class A*	40,320,663

		116,380,574

	Transportation - 1.7%
1,254,620	CSX Corp.	88,676,542

	Total Common Stocks (cost $4,281,881,230)	$4,841,822,420

Preferred Stocks - 4.5%
	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Class C *(2)(3)(4)(5)	14,116,050

	Real Estate - 0.8%
404,267	WeWork Companies, Inc. Class D-1 *(2)(3)(4)(5)	25,234,346

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

317,638	WeWork Companies, Inc. Class D-2 *(2)(3)(4)(5)	$19,826,964

		45,061,310

	Retailing - 0.5%
4,434,460	Coupang LLC *(2)(3)(4)(5)	22,070,751
275,096	JAND, Inc. Class D *(2)(3)(4)(5)	3,867,849

		25,938,600

	Software & Services - 2.9%
5,668,755	Essence Group Holdings Corp. Class 3*(2)(3)(4)(5)	14,115,200
743,470	Lookout, Inc. Class F*(2)(3)(4)(5)	6,304,626
1,078,374	MarkLogic Corp. Class F*(2)(3)(4)(5)	10,686,686
1,410,890	Pinterest, Inc. Class G*(2)(3)(4)(5)	9,001,478
1,815,430	Uber Technologies, Inc. Class D*(2)(3)(4)(5)	72,617,200
1,597,411	Zuora, Inc. Class F*(2)(3)(4)(5)(6)	37,638,882

		150,364,072

	Total Preferred Stocks (cost $118,788,282)	$235,480,032

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Class C *(2)(3)(4)(5)	8,302,417

	Total Convertible Preferred Stocks (cost $7,360,451)	$8,302,417

Escrows - 0.1%
	Capital Goods - 0.0%
4,106,956	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	1,232,087

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc., Escrow*(2)(3)(4)(5)	166,290

	Software & Services - 0.1%
1,526,069	Birst, Inc. Earn Out Escrow*(2)(3)(4)(5)	1
1,526,069	Birst, Inc. Escrow*(2)(3)(4)(5)	289,953
566,228	Veracode, Inc. Escrow*(2)(3)(4)(5)	2,276,237

		2,566,191

	Telecommunication Services - 0.0%
132,381	Docusign Earnout, Escrow*(2)(3)(4)(5)	297,857

	Total Escrows (cost $—)	$4,262,425

Warrants - 0.2%
	Capital Goods - 0.1%
1,928,514	Williams Corp. Expires 09/16/2020*	5,399,839

	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/2022*	563,185

	Diversified Financials - 0.1%
3,702,800	J2 Acquisition Ltd. Expires 09/07/2027*	1,666,260

	Real Estate - 0.0%
138,000	Vinhomes JSC Expires 05/23/2028*(4)	653,756

	Total Warrants (cost $2,437,511)	$8,283,040

	Total Long-Term Investments (cost $4,410,467,474)	$5,098,150,334

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.1%
57,232,863	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(7)	57,232,863

	Securities Lending Collateral - 0.7%
1,979,224	Citibank NA DDCA, 1.91%, 08/01/2018(7)	1,979,224
20,348,036	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(7)	20,348,036
8,150,767	Invesco Government & Agency Portfolio, 1.81%(7)	8,150,768
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
4,201,448	Institutional Class, 1.82%(7)	4,201,448

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

4,905,010	Western Asset Institutional Government Class A Fund, 1.76%(7)			$4,905,010

				39,584,486

	Total Short-Term Investments (cost $96,817,349)			$96,817,349

	Total Investments (cost $4,507,284,823)	99.7%		$5,194,967,683
	Other Assets and Liabilities	0.3%		13,747,707

	Total Net Assets		100.0%	$5,208,715,390

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $299,490,170, which represents 5.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $300,143,926, which represented 5.8% of total net assets.
(5)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $332,157,474, which represents 6.4% of total net assets.
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Class F Preferred	1,597,411	$ 12,138,091	$ 37,638,882

(7)	Current yield as of period end.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$31,370,067	$31,370,067	$—	$—
Capital Goods	232,935,781	232,935,781	—	—
Commercial & Professional Services	184,786,789	175,662,135	—	9,124,654
Consumer Durables & Apparel	159,348,757	159,348,757	—	—
Consumer Services	184,733,193	175,696,844	—	9,036,349
Diversified Financials	223,920,525	223,920,525	—	—
Energy	101,725,992	101,725,992	—	—
Food, Beverage & Tobacco	64,834,615	64,834,615	—	—
Health Care Equipment & Services	496,554,149	496,554,149	—	—
Materials	133,090,663	133,090,663	—	—
Media	88,698,615	68,939,664	—	19,758,951
Pharmaceuticals, Biotechnology & Life Sciences	161,777,745	161,777,745	—	—
Real Estate	1,845,385	—	—	1,845,385
Retailing	735,273,130	723,593,173	—	11,679,957
Semiconductors & Semiconductor Equipment	183,037,316	183,037,316	—	—
Software & Services	1,652,832,582	1,652,832,582	—	—
Technology Hardware & Equipment	116,380,574	77,000,991	39,379,583	—
Transportation	88,676,542	88,676,542	—	—
Preferred Stocks	235,480,032	—	—	235,480,032
Convertible Preferred Stocks	8,302,417	—	—	8,302,417
Escrows	4,262,425	—	—	4,262,425
Warrants	8,283,040	7,629,284	653,756	—
Short-Term Investments	96,817,349	96,817,349	—	—

Total	$ 5,194,967,683	$4,855,444,174	$40,033,339	$299,490,170

(1) For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2; investments valued at $15,167,450 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Common Stocks	Convertible Preferred Stocks	Escrows	Preferred Stocks	Total

Beginning balance	$ 45,874,568	$8,302,417	$-	$254,192,119	$308,369,104
Conversions*	(4,152,445)	-	4,152,445	-	-
Purchases	5,174,467	-	-	-	5,174,467
Sales	(14,415,109)	-	-	(35,805,783)	(50,220,892)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	(38,244)	-	-	11,767,514	11,729,270

Net change in unrealized appreciation/depreciation	3,834,609	-	(187,877)	5,326,182	8,972,914
Transfers into Level 3	15,167,450	-	297,857	-	15,465,307
Transfers out of Level 3	-	-	-	-	-

Ending balance	$ 51,445,296	$8,302,417	$4,262,425	$235,480,032	$299,490,170

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $20,195,766.

* Private Equity securities that were a common stock are now trading as escrow.

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)

  Schedule of Investments

  July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Banks - 17.5%
439,681	Bank of America Corp.	$13,577,349
42,674	Bank of Nova Scotia	2,528,435
143,623	Citigroup, Inc.	10,325,058
119,213	JP Morgan Chase & Co.	13,703,534
20,256	M&T Bank Corp.	3,511,378
36,364	PNC Financial Services Group, Inc.	5,266,598
82,877	Wells Fargo & Co.	4,748,023

		53,660,375

	Capital Goods - 6.5%
47,916	Eaton Corp. plc	3,985,174
14,930	General Dynamics Corp.	2,982,417
27,373	Honeywell International, Inc.	4,370,099
107,463	Johnson Controls International plc	4,030,937
13,682	Lockheed Martin Corp.	4,461,700

		19,830,327

	Commercial & Professional Services - 1.1%
37,679	Waste Management, Inc.	3,391,110

	Diversified Financials - 0.8%
88,998	Synchrony Financial	2,575,602

	Energy - 13.5%
49,344	Anadarko Petroleum Corp.	3,609,514
55,520	Canadian Natural Resources Ltd.	2,034,253
72,937	Chevron Corp.	9,209,755
33,573	EOG Resources, Inc.	4,328,903
65,014	Exxon Mobil Corp.	5,299,291
90,491	Halliburton Co.	3,838,628
84,351	Hess Corp.	5,535,956
77,853	Suncor Energy, Inc.	3,280,725
68,250	Total S.A. ADR	4,453,313

		41,590,338

	Food & Staples Retailing - 1.4%
62,393	Walgreens Boots Alliance, Inc.	4,219,015

	Food, Beverage & Tobacco - 3.0%
49,689	Altria Group, Inc.	2,915,751
51,155	General Mills, Inc.	2,356,199
45,394	Philip Morris International, Inc.	3,917,502

		9,189,452

	Health Care Equipment & Services - 5.0%
43,830	Cardinal Health, Inc.	2,189,308
70,159	Medtronic plc	6,330,447
26,939	STERIS plc	3,083,707
14,363	UnitedHealth Group, Inc.	3,636,999

		15,240,461

	Household & Personal Products - 2.0%
220,210	Coty, Inc. Class A	2,953,016
56,868	Unilever N.V.	3,267,635

		6,220,651

	Insurance - 7.2%
80,562	American International Group, Inc.	4,447,828
28,630	Chubb Ltd.	4,000,184
44,921	Marsh & McLennan Cos., Inc.	3,744,614
67,587	MetLife, Inc.	3,091,429
51,258	Principal Financial Group, Inc.	2,977,065
39,403	Prudential Financial, Inc.	3,976,157

		22,237,277

	Materials - 4.4%
70,921	Ball Corp.	2,763,791

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)

  Schedule of Investments – (continued)

  July 31, 2018 (Unaudited)

84,805	CRH plc ADR	$2,907,964
21,597	FMC Corp.	1,941,138
40,160	Methanex Corp.(1)	2,775,056
29,029	PPG Industries, Inc.	3,212,349

		13,600,298

	Media - 1.6%
140,777	Comcast Corp. Class A	5,037,001

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
21,088	Allergan plc	3,882,090
130,601	AstraZeneca plc ADR	5,110,417
102,469	Bristol-Myers Squibb Co.	6,020,054
108,441	Merck & Co., Inc.	7,143,009
38,566	Novartis AG ADR	3,235,687

		25,391,257

	Real Estate - 3.1%
19,909	American Tower Corp. REIT	2,951,310
100,706	Corporate Office Properties Trust REIT	2,994,997
16,048	Public Storage REIT	3,495,736

		9,442,043

	Retailing - 4.5%
571,800	Allstar Co.*(2)(3)(4)(5)	291,618
28,216	Expedia Group, Inc.	3,776,429
55,262	Lowe’s Cos., Inc.	5,489,727
54,438	Target Corp.	4,392,058

		13,949,832

	Semiconductors & Semiconductor Equipment - 4.5%
158,948	Intel Corp.	7,645,399
28,059	KLA-Tencor Corp.	3,294,688
46,461	QUALCOMM, Inc.	2,977,685

		13,917,772

	Software & Services - 4.2%
19,739	Accenture plc Class A	3,145,015
33,231	International Business Machines Corp.	4,816,169
47,382	Microsoft Corp.	5,026,282

		12,987,466

	Technology Hardware & Equipment - 2.7%
110,606	Cisco Systems, Inc.	4,677,528
29,946	Motorola Solutions, Inc.	3,632,450

		8,309,978

	Telecommunication Services - 2.4%
139,523	Verizon Communications, Inc.	7,204,968

	Transportation - 1.0%
26,616	United Parcel Service, Inc. Class B	3,190,992

	Utilities - 4.1%
67,587	Alliant Energy Corp.	2,904,213
62,273	Avangrid, Inc.	3,117,386
51,540	Eversource Energy	3,129,509
62,376	UGI Corp.	3,314,661

		12,465,769

	Total Common Stocks (cost $283,464,055)	$303,651,984

	Total Long-Term Investments (cost $283,464,055)	$303,651,984

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
3,516,680	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(6)	3,516,680

	Securities Lending Collateral - 0.0%
6,255	Citibank NA DDCA, 1.91%, 08/01/2018(6)	6,255

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)

  Schedule of Investments – (continued)

  July 31, 2018 (Unaudited)

64,306	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(6)			$64,307
25,759	Invesco Government & Agency Portfolio, 1.81%(6)			25,759
13,278	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(6)			13,278
15,501	Western Asset Institutional Government Class A Fund, 1.76%(6)			15,501

				125,100

	Total Short-Term Investments (cost $3,641,780)			$3,641,780

	Total Investments (cost $287,105,835)	100.0%		$307,293,764
	Other Assets and Liabilities	0.0%		(117,016)

	Total Net Assets		100.0%	$307,176,748

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	Investment valued using significant unobservable inputs.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $291,618, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $291,618, which represented 0.1% of total net assets.
(5)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2018, the aggregate value of this security was $291,618, which represented 0.1% of total net assets.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)

  Schedule of Investments – (continued)

  July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$53,660,375	$53,660,375	$—	$—
Capital Goods	19,830,327	19,830,327	—	—
Commercial & Professional Services	3,391,110	3,391,110	—	—
Diversified Financials	2,575,602	2,575,602	—	—
Energy	41,590,338	41,590,338	—	—
Food & Staples Retailing	4,219,015	4,219,015	—	—
Food, Beverage & Tobacco	9,189,452	9,189,452	—	—
Health Care Equipment & Services	15,240,461	15,240,461	—	—
Household & Personal Products	6,220,651	6,220,651	—	—
Insurance	22,237,277	22,237,277	—	—
Materials	13,600,298	13,600,298	—	—
Media	5,037,001	5,037,001	—	—
Pharmaceuticals, Biotechnology & Life Sciences	25,391,257	25,391,257	—	—
Real Estate	9,442,043	9,442,043	—	—
Retailing	13,949,832	13,658,214	—	291,618
Semiconductors & Semiconductor Equipment	13,917,772	13,917,772	—	—
Software & Services	12,987,466	12,987,466	—	—
Technology Hardware & Equipment	8,309,978	8,309,978	—	—
Telecommunication Services	7,204,968	7,204,968	—	—
Transportation	3,190,992	3,190,992	—	—
Utilities	12,465,769	12,465,769	—	—
Short-Term Investments	3,641,780	3,641,780	—	—

Total	$307,293,764	$307,002,146	$—	$291,618

(1)   For the period ended July 31, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

The Hartford Small Cap Growth Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Automobiles & Components - 1.7%
155,897	Cooper Tire & Rubber Co.	$4,450,859
216,025	Tenneco, Inc.	9,958,753
59,879	Visteon Corp.*	7,010,633

		21,420,245

	Banks - 4.1%
18,017	Bank of NT Butterfield & Son Ltd.	891,121
20,539	Cadence BanCorp.	559,277
35,199	Essent Group Ltd.*	1,351,642
63,900	FCB Financial Holdings, Inc. Class A*	3,258,900
138,074	First Busey Corp.	4,379,707
170,160	First Hawaiian, Inc.	4,808,721
125,254	Great Western Bancorp, Inc.	5,241,880
90,706	IBERIABANK Corp.	7,537,668
4,558	Independent Bank Group, Inc.	305,842
679,023	MGIC Investment Corp.*	8,474,207
350,854	Sterling Bancorp	7,788,959
111,328	Triumph Bancorp, Inc.*	4,269,429
17,499	Walker & Dunlop, Inc.	1,036,991

		49,904,344

	Capital Goods - 11.1%
208,914	Aerojet Rocketdyne Holdings, Inc.*	7,040,402
194,363	Altra Industrial Motion Corp.	8,532,536
67,300	American Woodmark Corp.*	5,616,185
117,185	Applied Industrial Technologies, Inc.	8,747,860
118,564	Armstrong World Industries, Inc.*	8,050,496
82,850	Astec Industries, Inc.	4,070,420
12,476	Atkore International Group, Inc.*	295,182
104,176	AZZ, Inc.	5,646,339
212,362	BMC Stock Holdings, Inc.*	4,671,964
10,050	Caesarstone Ltd.(1)	158,288
58,917	Continental Building Products, Inc.*	1,879,452
18,176	EMCOR Group, Inc.	1,398,643
12,252	EnerSys	1,005,522
174,722	Evoqua Water Technologies Corp.*	3,728,567
200,694	Generac Holdings, Inc.*	10,787,302
16,859	Global Brass & Copper Holdings, Inc.	555,504
7,491	GMS, Inc.*	196,564
42,413	Hillenbrand, Inc.	2,129,133
12,993	Hyster-Yale Materials Handling, Inc.	854,420
167,187	ITT, Inc.	9,474,487
257,276	JELD-WEN Holding, Inc.*	7,059,653
115,301	John Bean Technologies Corp.	12,752,291
13,999	KBR, Inc.	279,700
129,900	Mercury Systems, Inc.*	5,420,727
37,836	Meritor, Inc.*	779,422
323,746	Milacron Holdings Corp.*	6,750,104
2,623	Proto Labs, Inc.*	326,957
258,621	Rexnord Corp.*	7,820,699
18,309	Rush Enterprises, Inc. Class A*	825,553
58,708	SiteOne Landscape Supply, Inc.*	5,234,405
21,851	Wabash National Corp.	432,650
181,331	Welbilt, Inc.*	4,134,347

		136,655,774

	Commercial & Professional Services - 4.8%
185,064	Advanced Disposal Services, Inc.*	4,552,574
148,090	ASGN, Inc.*	13,372,527
6,225	Brink’s Co.	497,066
767	Cimpress N.V.*	112,036
121,970	Clean Harbors, Inc.*	6,943,752
16,699	Deluxe Corp.	984,072
204,968	Exponent, Inc.	10,022,935

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

37,930	Herman Miller, Inc.	$1,435,651
103,933	Huron Consulting Group, Inc.*	4,536,675
16,246	Insperity, Inc.	1,544,995
11,126	Korn/Ferry International	734,093
84,386	MSA Safety, Inc.	8,512,860
48,652	Quad/Graphics, Inc.	1,000,285
80,509	Steelcase, Inc. Class A	1,106,999
4,575	TriNet Group, Inc.*	246,364
15,591	TrueBlue, Inc.*	421,737
47,314	WageWorks, Inc.*	2,498,179

		58,522,800

	Consumer Durables & Apparel - 5.6%
95,513	Carter’s, Inc.	10,012,628
52,221	Crocs, Inc.*	945,722
4,706	Deckers Outdoor Corp.*	530,978
18,549	Fossil Group, Inc.*	485,984
151,007	Installed Building Products, Inc.*	8,244,982
62,285	KB Home	1,479,269
28,803	La-Z-Boy, Inc.	878,491
98,521	Oxford Industries, Inc.	9,075,755
253,001	Steven Madden Ltd.	13,674,704
143,633	TopBuild Corp.*	10,669,059
11,177	William Lyon Homes, Inc. Class A*	243,994
361,008	Wolverine World Wide, Inc.	12,772,463
22,889	ZAGG, Inc.*	341,046

		69,355,075

	Consumer Services - 3.4%
21,833	American Public Education, Inc.*	962,835
22,047	BJ’s Restaurants, Inc.	1,394,473
52,797	Bloomin’ Brands, Inc.	1,021,094
5,296	Brinker International, Inc.(1)	249,812
2,378	Churchill Downs, Inc.	679,989
11,842	Dine Brands Global, Inc.	841,137
117,975	Dunkin’ Brands Group, Inc.	8,214,599
82,483	Marriott Vacations Worldwide Corp.	9,824,550
118,111	Papa John’s International, Inc.(1)	4,955,938
46,663	Penn National Gaming, Inc.*	1,495,549
8,600	SeaWorld Entertainment, Inc.*	183,180
13,190	Sotheby’s*	700,521
8,144	Weight Watchers International, Inc.*	729,133
203,996	Wingstop, Inc.	10,067,203

		41,320,013

	Diversified Financials - 2.5%
187,493	Blucora, Inc.*	6,515,382
20,908	Enova International, Inc.*	648,148
90,368	Evercore, Inc. Class A	10,211,584
15,511	FirstCash, Inc.	1,259,493
9,559	Green Dot Corp. Class A*	758,220
2,641	Houlihan Lokey, Inc.	129,831
119,287	OneMain Holdings, Inc.*	3,966,293
665,898	SLM Corp.*	7,517,988

		31,006,939

	Energy - 2.3%
9,781	CONSOL Energy, Inc.*	407,183
24,171	CVR Energy, Inc.(1)	949,679
23,854	Delek U.S. Holdings, Inc.	1,271,895
7,911	Mammoth Energy Services, Inc.*(1)	294,448
217,407	Newfield Exploration Co.*	6,243,929
104,484	PDC Energy, Inc.*	6,580,402
266,187	ProPetro Holding Corp.*	4,376,114
16,326	Renewable Energy Group, Inc.*	278,358
10,933	REX American Resources Corp.*	841,841
80,750	W&T Offshore, Inc.*	560,405

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

278,929	WildHorse Resource Development Corp.*	$6,116,913

		27,921,167

	Food & Staples Retailing - 1.7%
37,939	Casey’s General Stores, Inc.	4,149,768
262,958	Performance Food Group Co.*	9,427,044
93,029	PriceSmart, Inc.	7,605,121

		21,181,933

	Food, Beverage & Tobacco - 1.1%
4,869	Boston Beer Co., Inc. Class A*	1,338,732
460,224	Hostess Brands, Inc.*	6,447,738
62,591	Post Holdings, Inc.*	5,417,877

		13,204,347

	Health Care Equipment & Services - 10.8%
213,888	AtriCure, Inc.*	6,127,891
184,165	Cardiovascular Systems, Inc.*	6,985,378
15,804	Encompass Health Corp.	1,195,257
235,000	Globus Medical, Inc. Class A*	12,097,800
56,359	Haemonetics Corp.*	5,502,893
9,070	HealthEquity, Inc.*	684,785
338,065	HMS Holdings Corp.*	8,089,895
31,816	ICU Medical, Inc.*	9,124,829
112,315	Insulet Corp.*	9,340,115
133,441	Integra LifeSciences Holdings Corp.*	8,317,378
1,795	Magellan Health, Inc.*	130,586
84,789	Medidata Solutions, Inc.*	6,300,671
176,737	Merit Medical Systems, Inc.*	9,596,819
81,894	Molina Healthcare, Inc.*	8,524,347
181,938	Omnicell, Inc.*	10,825,311
318,674	OraSure Technologies, Inc.*	5,350,537
97,998	Orthofix International N.V.*	5,927,899
69,825	Providence Service Corp.*	4,893,336
41,932	Quality Systems, Inc.*	844,091
5,397	Quidel Corp.*	366,240
52,064	Teladoc, Inc.*	3,116,030
27,843	Tenet Healthcare Corp.*	1,047,732
40,956	Triple-S Management Corp. Class B*	1,454,348
60,567	U.S. Physical Therapy, Inc.	6,344,393

		132,188,561

	Household & Personal Products - 0.3%
9,943	Medifast, Inc.	1,707,014
13,714	USANA Health Sciences, Inc.*	1,813,677

		3,520,691

	Insurance - 0.8%
6,716	American Equity Investment Life Holding Co.	239,963
209,852	James River Group Holdings Ltd.	8,685,774
28,570	Universal Insurance Holdings, Inc.	1,268,508

		10,194,245

	Materials - 3.5%
14,476	AdvanSix, Inc.*	585,844
177,162	Boise Cascade Co.	7,662,257
466,419	Graphic Packaging Holding Co.	6,777,068
18,695	Kronos Worldwide, Inc.	425,124
257,487	Louisiana-Pacific Corp.	6,931,550
389,727	OMNOVA Solutions, Inc.*	3,643,947
244,744	PolyOne Corp.	10,976,768
6,487	Stepan Co.	568,131
208,410	Summit Materials, Inc. Class A*	5,231,091
4,655	Trinseo S.A.	347,729

		43,149,509

	Media - 0.1%
13,934	World Wrestling Entertainment, Inc. Class A	1,102,319

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 14.7%
177,596	Abeona Therapeutics, Inc.*(1)	$2,566,262
28,909	Acorda Therapeutics, Inc.*	721,280
95,905	Aerie Pharmaceuticals, Inc.*	6,478,383
44,693	Agios Pharmaceuticals, Inc.*	3,861,922
5,564	Aimmune Therapeutics, Inc.*	160,911
50,086	Akebia Therapeutics, Inc.*	515,886
33,959	AMAG Pharmaceuticals, Inc.*	748,796
483,797	Amicus Therapeutics, Inc.*	7,039,246
346,255	Amneal Pharmaceuticals, Inc.*	6,637,708
85,900	Aptinyx, Inc.*	1,882,928
150,075	Arena Pharmaceuticals, Inc.*	5,791,394
136,982	ArQule, Inc.*	682,170
39,708	Array BioPharma, Inc.*	611,106
12,705	Assembly Biosciences, Inc.*	561,942
117,828	Audentes Therapeutics, Inc.*	4,436,224
110,536	Blueprint Medicines Corp.*	6,581,313
55,301	Calithera Biosciences, Inc.*	246,089
233,919	Catalent, Inc.*	9,754,422
164,204	Coherus Biosciences, Inc.*	3,128,086
9,165	Collegium Pharmaceutical, Inc.*(1)	176,610
538	Corcept Therapeutics, Inc.*	7,064
235,307	Cytokinetics, Inc.*	1,729,506
243,606	Dermira, Inc.*	2,372,722
27,905	Editas Medicine, Inc.*	829,895
35,159	Emergent BioSolutions, Inc.*	1,910,892
10,705	Enanta Pharmaceuticals, Inc.*	1,043,952
24,750	Endocyte, Inc.*	379,170
190,884	Five Prime Therapeutics, Inc.*	2,844,172
124,252	Flexion Therapeutics, Inc.*(1)	2,964,653
66,006	G1 Therapeutics, Inc.*	3,389,408
8,970	Genomic Health, Inc.*	481,510
10,635	Global Blood Therapeutics, Inc.*	444,543
142,238	GlycoMimetics, Inc.*	2,089,476
73,938	Halozyme Therapeutics, Inc.*	1,338,278
215,781	Heron Therapeutics, Inc.*	8,080,999
64,807	Horizon Pharma plc*	1,142,547
75,118	ImmunoGen, Inc.*	698,597
5,448	Innoviva, Inc.*	77,089
281,920	Intersect ENT, Inc.*	9,120,112
20,099	Iovance Biotherapeutics, Inc.*	285,406
147,290	Ironwood Pharmaceuticals, Inc.*	2,839,751
98,200	Karyopharm Therapeutics, Inc.*	1,745,996
69,672	Loxo Oncology, Inc.*	11,676,331
54,282	Luminex Corp.	1,837,989
125,768	Medicines Co.*	4,996,763
5,376	Mirati Therapeutics, Inc.*	330,086
32,967	Momenta Pharmaceuticals, Inc.*	975,823
117,039	MyoKardia, Inc.*	6,718,039
3,400	Myriad Genetics, Inc.*	148,750
286,385	NanoString Technologies, Inc.*	3,359,296
381,892	Novavax, Inc.*(1)	485,003
497,890	PDL BioPharma, Inc.*	1,249,704
121,413	Portola Pharmaceuticals, Inc.*	4,346,585
32,896	Prothena Corp. plc*(1)	488,835
23,315	PTC Therapeutics, Inc.*	887,602
67,005	REGENXBIO, Inc.*	4,710,452
89,805	Revance Therapeutics, Inc.*	2,581,894
798,841	Rigel Pharmaceuticals, Inc.*	2,252,732
17,105	Sangamo Therapeutics, Inc.*(1)	233,483
89,299	Spark Therapeutics, Inc.*	6,851,019
176,007	Syneos Health, Inc.*	8,672,745
114,704	Ultragenyx Pharmaceutical, Inc.*	9,074,233
18,972	Verastem, Inc.*(1)	146,084

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

15,170	Voyager Therapeutics, Inc.*	$286,106

		180,707,970

	Real Estate - 2.2%
104,764	CareTrust, Inc. REIT	1,771,559
37,291	Coresite Realty Corp. REIT	4,180,321
140,645	Corporate Office Properties Trust REIT	4,182,782
174,030	HFF, Inc. Class A	7,833,090
22,922	National Health Investors, Inc. REIT	1,715,483
20,667	RLJ Lodging Trust REIT	466,868
418,140	Sunstone Hotel Investors, Inc. REIT	6,803,138

		26,953,241

	Retailing - 3.5%
22,192	American Eagle Outfitters, Inc.	558,794
45,980	Buckle, Inc.(1)	1,105,819
180,689	Caleres, Inc.	6,051,275
28,784	Cato Corp. Class A	716,722
256,588	Core-Mark Holding Co., Inc.	6,204,298
102,132	Five Below, Inc.*	9,923,145
203,078	Floor & Decor Holdings, Inc. Class A*	9,696,974
7,582	Liberty Expedia Holdings, Inc. Class A*	365,225
255,987	Michaels Cos., Inc.*	5,224,695
5,823	RH*(1)	791,113
20,132	Shutterfly, Inc.*	1,656,058
26,162	Tailored Brands, Inc.	527,426
14,066	Zumiez, Inc.*	318,595

		43,140,139

	Semiconductors & Semiconductor Equipment - 2.8%
147,219	Amkor Technology, Inc.*	1,277,861
8,807	Cabot Microelectronics Corp.	1,060,803
223,500	Cohu, Inc.	5,627,730
153,554	Diodes, Inc.*	5,706,067
313,496	Entegris, Inc.	11,019,384
584,070	FormFactor, Inc.*	7,563,707
58,702	Kulicke & Soffa Industries, Inc.	1,547,385
14,569	Rudolph Technologies, Inc.*	416,673

		34,219,610

	Software & Services - 14.5%
86,967	2U, Inc.*	6,579,923
247,295	8x8, Inc.*	4,933,535
212,350	Acxiom Corp.*	8,608,669
63,844	Blackbaud, Inc.	6,372,270
33,133	Bottomline Technologies de, Inc.*	1,785,869
46,491	CACI International, Inc. Class A*	8,145,223
172,570	Carbonite, Inc.*	5,919,151
386,265	Cloudera, Inc.*	5,172,088
6,132	Coupa Software, Inc.*	375,953
38,779	CSG Systems International, Inc.	1,577,142
28,819	eGain Corp.*	374,647
63,454	EPAM Systems, Inc.*	8,262,345
256,373	Etsy, Inc.*	10,475,401
139,248	Everbridge, Inc.*	6,263,375
31,286	EVERTEC, Inc.	728,964
45,329	Fair Isaac Corp.*	9,131,980
187,351	Five9, Inc.*	5,976,497
156,451	ForeScout Technologies, Inc.*	5,313,076
230,726	Glu Mobile, Inc.*	1,229,770
60,481	HubSpot, Inc.*	7,505,692
145,715	Instructure, Inc.*	5,639,171
50,448	LogMeIn, Inc.	4,088,810
33,694	MAXIMUS, Inc.	2,183,708
7,515	MicroStrategy, Inc. Class A*	978,077
147,524	MINDBODY, Inc. Class A*	5,510,022
114,364	MongoDB, Inc.*(1)	6,188,236

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

13,249	NIC, Inc.	$217,284
77,868	Okta, Inc.*	3,866,146
122,928	Paylocity Holding Corp.*	7,129,824
136,952	Pegasystems, Inc.	7,614,531
156,353	Pivotal Software, Inc. Class A*	3,588,301
46,908	Progress Software Corp.	1,725,745
70,984	Q2 Holdings, Inc.*	4,198,704
21,368	Qualys, Inc.*	1,861,153
108,040	Science Applications International Corp.	9,115,335
35,943	Shutterstock, Inc.*	1,655,894
3,129	SPS Commerce, Inc.*	268,437
39,127	Sykes Enterprises, Inc.*	1,160,507
14,018	TechTarget, Inc.*	398,392
31,196	Travelport Worldwide Ltd.	589,604
436,118	TrueCar, Inc.*	4,849,632
11,969	TTEC Holdings, Inc.	384,803
3,053	Verint Systems, Inc.*	137,080
2,556	Yelp, Inc.*	94,265

		178,175,231

	Technology Hardware & Equipment - 2.7%
90,138	ePlus, Inc.*	8,892,114
171,702	Fabrinet*	6,716,982
110,564	II-VI, Inc.*	4,334,109
23,304	Immersion Corp.*	327,188
73,967	Lumentum Holdings, Inc.*	3,864,776
1,582	NETGEAR, Inc.*	104,175
8,772	Plantronics, Inc.	602,285
50,039	Rogers Corp.*	5,833,046
6,369	Tech Data Corp.*	531,238
53,447	Vishay Intertechnology, Inc.	1,336,175

		32,542,088

	Telecommunication Services - 0.8%
15,171	Boingo Wireless, Inc.*	350,602
320,823	ORBCOMM, Inc.*	3,067,068
545,687	Vonage Holdings Corp.*	6,990,250

		10,407,920

	Transportation - 1.5%
16,400	ArcBest Corp.	763,420
3,103	Avis Budget Group, Inc.*	108,140
93,515	Genesee & Wyoming, Inc. Class A*	8,042,290
26,342	Hawaiian Holdings, Inc.	1,056,314
78,153	Knight-Swift Transportation Holdings, Inc.*	2,543,880
247,013	Marten Transport Ltd.	5,397,234
974	Saia, Inc.*	73,391
2,702	Werner Enterprises, Inc.	100,649

		18,085,318

	Total Common Stocks (cost $975,710,197)	$1,184,879,479

Exchange-Traded Funds - 1.6%
	Other Investment Pools & Funds - 1.6%
92,170	iShares Russell 2000 Growth ETF(1)	19,129,883

	Total Exchange-Traded Funds (cost $18,940,421)	$19,129,883

Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 04/11/2019(2)(3)	—

	Total Warrants (cost $—)	$—

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Total Long-Term Investments (cost $994,650,618)		$1,204,009,362

Short-Term Investments - 7.9%
	Other Investment Pools & Funds - 5.0%
9,894,320	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.82%(4)		$9,894,320
51,605,940	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class,1.82%(4)		51,605,940

			61,500,260

	Securities Lending Collateral - 2.9%
1,786,569	Citibank NA DDCA, 1.91%, 08/01/2018(4)		1,786,569
18,367,384	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(4)		18,367,384
7,357,382	Invesco Government & Agency Portfolio, 1.81%(4)		7,357,382
3,792,485	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(4)		3,792,485
4,427,562	Western Asset Institutional Government Class A Fund, 1.76%(4)		4,427,562

			35,731,382

	Total Short-Term Investments (cost $97,231,642)		$97,231,642

	Total Investments (cost $1,091,882,260)	106.0%	$1,301,241,004
	Other Assets and Liabilities	(6.0)%	(74,049,284)

	Total Net Assets	100.0%	$1,227,191,720

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry
Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.
(4)	Current yield as of period end.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$21,420,245	$21,420,245	$—	$—
Banks	49,904,344	49,904,344	—	—
Capital Goods	136,655,774	136,655,774	—	—
Commercial & Professional Services	58,522,800	58,522,800	—	—
Consumer Durables & Apparel	69,355,075	69,355,075	—	—
Consumer Services	41,320,013	41,320,013	—	—
Diversified Financials	31,006,939	31,006,939	—	—
Energy	27,921,167	27,921,167	—	—
Food & Staples Retailing	21,181,933	21,181,933	—	—
Food, Beverage & Tobacco	13,204,347	13,204,347	—	—
Health Care Equipment & Services	132,188,561	132,188,561	—	—
Household & Personal Products	3,520,691	3,520,691	—	—
Insurance	10,194,245	10,194,245	—	—
Materials	43,149,509	43,149,509	—	—
Media	1,102,319	1,102,319	—	—
Pharmaceuticals, Biotechnology & Life Sciences	180,707,970	180,707,970	—	—
Real Estate	26,953,241	26,953,241	—	—
Retailing	43,140,139	43,140,139	—	—
Semiconductors & Semiconductor Equipment	34,219,610	34,219,610	—	—
Software & Services	178,175,231	178,175,231	—	—
Technology Hardware & Equipment	32,542,088	32,542,088	—	—
Telecommunication Services	10,407,920	10,407,920	—	—
Transportation	18,085,318	18,085,318	—	—
Exchange-Traded Funds	19,129,883	19,129,883	—	—
Warrants	—	—	—	—
Short-Term Investments	97,231,642	97,231,642	—	—

Total	$ 1,301,241,004	$1,301,241,004	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Argentina - 0.3%
641,948	BBVA Banco Frances S.A. ADR(1)	$8,749,751
	Brazil - 7.4%
1,462,400	B3 S.A. - Brasil Bolsa Balcao	9,269,309
2,037,351	Banco Bradesco S.A. ADR	16,461,796
1,461,037	CCR S.A.	4,098,985
812,600	Equatorial Energia S.A.	13,260,797
4,009,172	Itau Unibanco Holding S.A. ADR	48,069,972
2,608,400	Klabin S.A.	14,038,228
2,914,200	Lojas Renner S.A.	23,976,366
600,000	Pagseguro Digital Ltd. Class A*	16,152,000
1,490,855	Petroleo Brasileiro S.A. ADR	17,045,251
754,100	Raia Drogasil S.A.	14,940,153
1,011,286	Telefonica Brasil S.A. ADR	11,164,597
2,348,437	Vale S.A. ADR	34,428,086
2,881,810	WEG S.A.	14,212,108
		237,117,648
	Chile - 0.9%
496,595	Banco Santander Chile ADR	16,293,282
568,787	Enel Americas S.A. ADR	4,988,262
823,769	SACI Falabella	7,660,627
		28,942,171
	China - 27.7%
879,904	Alibaba Group Holding Ltd. ADR*	164,744,426
4,755,500	Anhui Conch Cement Co., Ltd. Class H	30,583,558
111,706,320	China Construction Bank Corp. Class H	102,131,147
12,159,000	China Mengniu Dairy Co., Ltd.*	37,733,059
11,309,800	China Pacific Insurance Group Co., Ltd. Class H	44,252,748
74,943,600	China Petroleum & Chemical Corp. Class H	72,038,940
31,895,000	CNOOC Ltd.	53,435,211
11,270,000	Guangzhou Automobile Group Co., Ltd. Class H	10,608,434
23,348,000	Industrial & Commercial Bank of China Ltd. Class H	17,351,386
270,281	iQIYI, Inc. ADR*(1)	8,654,398
4,636,276	Midea Group Co., Ltd. Class A	32,415,932
404,523	New Oriental Education & Technology Group, Inc. ADR	34,805,159
32,096,000	PICC Property & Casualty Co., Ltd. Class H	36,266,450
2,437,000	Shenzhou International Group Holdings Ltd.	29,927,213
4,263,100	Tencent Holdings Ltd.	194,032,292
3,041,900	Zhuzhou CRRC Times Electric Co., Ltd. Class H	18,273,854
		887,254,207
	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	4,563,169
2,591,827	Commercial International Bank Egypt S.A.E. GDR	11,857,608
		16,420,777
	Greece - 1.3%
7,721,711	Alpha Bank A.E.*	16,858,733
1,375,670	Hellenic Telecommunications Organization S.A.	17,877,612
24,679,984	National Bank of Greece S.A.*	8,031,609
		42,767,954
	Hong Kong - 3.2%
7,690,400	AIA Group Ltd.	67,318,324
1,248,000	China Mobile Ltd.	11,273,701
5,028,000	China Resources Beer Holdings Co., Ltd.	22,656,570
		101,248,595
	Hungary - 1.9%
1,468,603	MOL Hungarian Oil & Gas plc	14,389,211
790,502	OTP Bank Nyrt	29,734,046
947,977	Richter Gedeon Nyrt	17,132,267
		61,255,524

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	India - 6.0%
1,835,881	HDFC Bank Ltd.(2)(3)	$57,282,405
1,276,983	Hindustan Unilever Ltd.	32,287,048
2,711,648	Infosys Ltd.	53,852,620
4,185,043	ITC Ltd.	18,189,332
223,833	Maruti Suzuki India Ltd.	31,110,176
		192,721,581
	Indonesia - 0.3%
21,186,000	Astra International Tbk PT	10,510,856
	Luxembourg - 0.2%
1,070,536	PLAY Communications S.A.(4)	6,263,882
6,732	Ternium S.A. ADR	244,035
		6,507,917
	Mexico - 1.0%
1,534,719	America Movil S.A.B. de C.V. Class L, ADR	26,259,042
63,593	Fomento Economico Mexicano S.A.B. de C.V. ADR	6,241,017
		32,500,059
	Pakistan - 0.3%
3,442,700	Habib Bank Ltd.	4,936,251
3,625,800	United Bank Ltd.	5,134,964
		10,071,215
	Peru - 0.7%
98,455	Credicorp Ltd.	22,523,550
	Poland - 3.2%
951,828	Bank Polska Kasa Opieki S.A.	29,144,308
3,850,118	Powszechna Kasa Oszczednosci Bank Polski S.A.*	43,936,302
2,621,625	Powszechny Zaklad Ubezpieczen S.A.	30,152,313
		103,232,923
	Russia - 6.7%
1,271,903	LUKOIL PJSC ADR	91,235,206
469,639	Mail.Ru Group Ltd. GDR*	12,683,346
150,902	Novatek PJSC GDR	23,959,987
5,477,829	Sberbank of Russia PJSC ADR	77,059,732
379,071	X5 Retail Group N.V. GDR	10,157,162
		215,095,433
	South Africa - 4.4%
2,073,982	Absa Group Ltd.	27,019,273
1,497,986	AVI Ltd.	12,457,146
5,362,633	FirstRand Ltd.	28,186,551
493,075	Foschini Group Ltd.(1)	6,438,166
266,978	Naspers Ltd. Class N	65,721,623
		139,822,759
	South Korea - 16.8%
85,019	Amorepacific Corp.	20,343,109
126,526	CJ CGV Co., Ltd.	6,800,898
949,164	DGB Financial Group, Inc.	7,946,390
825,398	Hana Financial Group, Inc.	33,187,294
273,532	Hyundai Motor Co.	31,700,517
147,329	Korea Kolmar Co., Ltd.	8,991,111
50,910	Korea Zinc Co., Ltd.	18,800,315
131,545	LG Chem Ltd.	44,241,656
16,012	Medy-Tox, Inc.	10,292,146
35,872	NAVER Corp.	23,015,237
69,910	NCSoft Corp.	24,133,346
4,666,583	Samsung Electronics Co., Ltd.	193,710,923
974,713	Shinhan Financial Group Co., Ltd.	38,022,872
72,120	SK Holdings Co., Ltd.	17,000,090
173,399	SK Hynix, Inc.	13,402,071
264,876	SK Innovation Co., Ltd.	47,043,683
		538,631,658

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Taiwan - 10.0%
7,501,036	ASE Industrial Holding, Co., Ltd.*			$19,228,108
26,517,489	Cathay Financial Holding Co., Ltd.			45,731,979
691,000	Ennoconn Corp.			8,568,819
13,362,213	Hon Hai Precision Industry Co., Ltd.			36,652,265
286,000	Largan Precision Co., Ltd.			48,158,355
20,278,139	Taiwan Semiconductor Manufacturing Co., Ltd.			162,138,061
				320,477,587
	Thailand - 2.5%
2,642,700	Bangkok Bank PCL NVDR			16,387,798
818,275	Kasikornbank PCL			5,537,722
4,711,325	Kasikornbank PCL NVDR			30,758,980
3,504,900	PTT Exploration & Production PCL			14,537,908
11,197,000	Thai Beverage PCL(1)			6,257,942
2,324,300	Thai Oil PCL NVDR			5,608,490
				79,088,840
	Turkey - 0.7%
540,804	Tupras Turkiye Petrol Rafinerileri AS			11,849,788
3,670,632	Turkcell Iletisim Hizmetleri AS			9,645,990
				21,495,778
	United Arab Emirates - 0.6%
713,032	DP World Ltd.			16,399,736
3,029,590	Emaar Properties PJSC			4,364,281
				20,764,017
	Total Common Stocks (cost $2,350,483,298)			$3,097,200,800
Preferred Stocks - 0.4%
	South Korea - 0.4%
148,911	Hyundai Motor Co. 3.94%			11,689,360
	Total Preferred Stocks (cost $13,020,967)			$11,689,360
	Total Long-Term Investments (cost $2,363,504,265)			$3,108,890,160
Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 2.3%
73,946,548	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(5)			73,946,548
	Securities Lending Collateral - 0.7%
1,131,827	Citibank NA DDCA, 1.91%, 08/01/2018(5)			1,131,827
11,636,099	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(5)			11,636,099
4,661,046	Invesco Government & Agency Portfolio, 1.81%(5)			4,661,046
2,402,614	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(5)			2,402,614
2,804,948	Western Asset Institutional Government Class A Fund, 1.76%(5)			2,804,948
				22,636,534
	Total Short-Term Investments (cost $96,583,082)			$96,583,082
	Total Investments (cost $2,460,087,347)	100.0%		$3,205,473,242
	Other Assets and Liabilities	0.0%		(1,269,195)
	Total Net Assets		100.0%	$3,204,204,047

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $57,282,405, which represented 1.8% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $57,282,405, which represented 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2018, the aggregate value of this security was $6,263,882, which represented 0.2% of total net assets.

(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$8,749,751	$8,749,751	$—	$—
Brazil	237,117,648	237,117,648	—	—
Chile	28,942,171	28,942,171	—	—
China	887,254,207	208,203,983	679,050,224	—
Egypt	16,420,777	16,420,777	—	—
Greece	42,767,954	—	42,767,954	—
Hong Kong	101,248,595	—	101,248,595	—
Hungary	61,255,524	—	61,255,524	—
India	192,721,581	—	135,439,176	57,282,405
Indonesia	10,510,856	—	10,510,856	—
Luxembourg	6,507,917	244,035	6,263,882	—
Mexico	32,500,059	32,500,059	—	—
Pakistan	10,071,215	10,071,215	—	—
Peru	22,523,550	22,523,550	—	—
Poland	103,232,923	—	103,232,923	—
Russia	215,095,433	—	215,095,433	—
South Africa	139,822,759	12,457,146	127,365,613	—
South Korea	538,631,658	—	538,631,658	—
Taiwan	320,477,587	—	320,477,587	—
Thailand	79,088,840	14,537,908	64,550,932	—
Turkey	21,495,778	—	21,495,778	—
United Arab Emirates	20,764,017	16,399,736	4,364,281	—
Preferred Stocks	11,689,360	—	11,689,360	—
Short-Term Investments	96,583,082	96,583,082	—	—

Total	$3,205,473,242	$704,751,061	$2,443,439,776	$57,282,405

(1)

For the period ended July 31, 2018, investments valued at $67,790,395 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $7,022,612 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and investments valued at $39,755,803 were transferred from Level 2 to Level 3 due to unavailability of active market pricing.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Common Stocks	Total

Beginning balance	$-	$-
Purchases	12,559,264	12,559,264
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	4,967,338	4,967,338
Transfers into Level 3	39,755,803	39,755,803
Transfers out of Level 3	-	-

Ending balance	$57,282,405	$57,282,405

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $4,967,338.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 38.3%
		Argentina - 2.1%
		YPF S.A.
	$2,718,000	6.95%, 07/21/2027(1)	$2,422,417

		Austria - 0.2%
		ESAL GmbH
	278,000	6.25%, 02/05/2023(1)	268,965

		Bermuda - 0.7%
		Digicel Group Ltd.
	1,325,000	7.13%, 04/01/2022(1)(2)	843,031

		Brazil - 1.9%
		Banco do Brasil S.A.
	907,000	10 year CMT + 7.327%, 9.25%, 04/15/2023(1)(2)(3)(4)	944,423
		Cemig Geracao e Transmissao S.A.
	365,000	9.25%, 12/05/2024(1)	380,476
		Light Servicos de Electricidade S.A.
	900,000	7.25%, 05/03/2023(1)	891,000

			2,215,899

		British Virgin Islands - 1.7%
		China Railway Xunjie Co., Ltd.
	765,000	3.25%, 07/28/2026(5)	710,338
		CLP Power Hong Kong Financing Ltd.
	735,000	3.13%, 05/06/2025(5)	701,479
		Talent Yield Investments Ltd.
	600,000	4.50%, 04/25/2022(1)	603,861

			2,015,678

		Canada - 0.8%
		Canacol Energy Ltd.
	945,000	7.25%, 05/03/2025(1)	927,281

		Cayman Islands - 2.7%
		361 Degrees International Ltd.
	353,000	7.25%, 06/03/2021(5)	339,408
		Alibaba Group Holding Ltd.
	715,000	3.60%, 11/28/2024	705,425
		Braskem Finance Ltd.
	1,155,000	7.38%, 08/08/2018(1)(2)(3)	1,164,529
		CSN Islands XII Corp.
	1,190,000	7.00%, 09/23/2018(1)(3)	912,254

			3,121,616

		Chile - 1.8%
		Empresa de Transporte de Pasajeros Metro S.A.
	384,000	4.75%, 02/04/2024(1)	400,271
		Empresa Electrica Angamos S.A.
	1,147,800	4.88%, 05/25/2029(1)	1,121,640
		Empresa Nacional del Petroleo
	540,000	4.38%, 10/30/2024(1)	543,111

			2,065,022

		China - 0.6%
		Bank of China Ltd.
	702,000	3.88%, 06/30/2025(5)	690,708

		Colombia - 2.2%
		Credivalores-Crediservicios SAS
	905,000	9.75%, 07/27/2022(1)(2)	923,100
		Ecopetrol S.A.
	1,231,000	5.88%, 05/28/2045	1,230,385
		Empresa de Telecomunicaciones de Bogota
COP	1,298,000,000	7.00%, 01/17/2023(1)	374,334

			2,527,819

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Hong Kong - 1.3%
	Beijing State-Owned Assets Management Hong Kong Co., Ltd.
$835,000	4.13%, 05/26/2025	$811,093
	CRCC Yuxiang Ltd.
740,000	3.50%, 05/16/2023(5)	717,790

		1,528,883

	Indonesia - 0.7%
	ABM Investama Tbk PT
915,000	7.13%, 08/01/2022(1)	851,252

	Ireland - 0.7%
	C&W Senior Financing Designated Activity Co.
769,000	6.88%, 09/15/2027(1)	753,620

	Luxembourg - 1.4%
	Hidrovias International Finance S.a.r.l.
740,000	5.95%, 01/24/2025(1)	698,375
	JSL Europe S.A.
985,000	7.75%, 07/26/2024(1)	933,396

		1,631,771

	Mexico - 7.6%
	Alfa S.A.B. de C.V.
525,000	6.88%, 03/25/2044(1)	546,368
	Alpek S.A.B. de C.V.
575,000	4.50%, 11/20/2022(1)	575,000
	Alpha Holding S.A. de C.V.
750,000	10.00%, 12/19/2022(1)	693,750
	Axtel S.A.B. de C.V.
835,000	6.38%, 11/14/2024(1)	819,344
	Banco Nacional de Comercio Exterior SNC
557,000	4.38%, 10/14/2025(1)	553,107
	BBVA Bancomer S.A.
280,000	6.75%, 09/30/2022(1)	304,976
	Cometa Energia S.A. de C.V.
1,130,000	6.38%, 04/24/2035(1)	1,111,637
	Comision Federal de Electricidad
540,000	5.75%, 02/14/2042(1)	541,760
	Credito Real S.A.B. de C.V. SOFOM ER
790,000	5 year CMT + 7.026%, 9.13%, 11/29/2022(1)(3)(4)	782,100
	Grupo Bimbo S.A.B. de C.V.
347,000	4.88%, 06/27/2044(1)	330,308
	Sixsigma Networks Mexico S.A. de C.V.
985,000	7.50%, 05/02/2025(1)	981,257
	TV Azteca S.A.B. de C.V.
775,000	8.25%, 08/09/2024(5)	786,625
	Unifin Financiera S.A.B. de C.V. SOFOM ENR
835,000	7.25%, 09/27/2023(1)	828,737

		8,854,969

	Netherlands - 1.6%
	Metinvest B.V.
945,000	7.75%, 04/23/2023(1)	914,221
	Nostrum Oil & Gas Finance B.V.
1,115,000	7.00%, 02/16/2025(1)	981,758

		1,895,979

	Panama - 1.1%
	AES El Salvador Trust II
1,100,000	6.75%, 03/28/2023(1)	1,034,000
	Banistmo S.A.
271,000	3.65%, 09/19/2022(1)	260,499

		1,294,499

	Peru - 0.7%
	Petroleos del Peru S.A.
810,000	4.75%, 06/19/2032(1)	792,180

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Singapore - 0.6%
		SingTel Group Treasury Pte Ltd.
	$715,000	3.25%, 06/30/2025(5)	$690,621

		South Africa - 4.1%
		Eskom Holdings SOC Ltd.
	4,830,000	6.75%, 08/06/2023(1)	4,733,690

		South Korea - 1.2%
		Hyundai Capital Services, Inc.
	725,000	3.00%, 03/06/2022(1)	698,580
		Kia Motors Corp.
	740,000	3.00%, 04/25/2023(1)	702,501

			1,401,081

		Turkey - 2.0%
		Akbank Turk AS
	370,000	5 year USD Swap + 4.029%, 6.80%, 04/27/2028(1)(4)	283,078
		Petkim Petrokimya Holding AS
	675,000	5.88%, 01/26/2023(1)	604,281
		Turk Telekomunikasyon AS
	630,000	4.88%, 06/19/2024(1)	564,770
		Turkcell Iletisim Hizmetleri AS
	1,040,000	5.80%, 04/11/2028(1)	921,700

			2,373,829

		United Kingdom - 0.6%
		Marb BondCo plc
	670,000	6.88%, 01/19/2025(1)	646,557

		Total Corporate Bonds (cost $46,065,980)	$44,547,367

Foreign Government Obligations - 53.8%
		Argentina - 10.2%
		Argentine Republic Government International Bond
	1,935,000	6.88%, 01/11/2048	1,517,059
	1,195,000	7.50%, 04/22/2026	1,138,238
	1,031,000	7.63%, 04/22/2046	874,298
		Autonomous City of Buenos Aires Argentina
	550,000	8.95%, 02/19/2021(1)	561,935
		Provincia de Buenos Aires
	4,798,000	7.88%, 06/15/2027(1)	4,246,278
	1,291,000	9.13%, 03/16/2024(1)	1,258,738
		Provincia de Cordoba
	2,295,000	7.13%, 06/10/2021(1)	2,214,698

			11,811,244

		Bahrain - 1.9%
		Bahrain Government International Bond
	1,660,000	5.88%, 01/26/2021(1)	1,647,550
	645,000	7.00%, 10/12/2028(1)	601,463

			2,249,013

		Brazil - 6.8%
		Brazil Notas do Tesouro Nacional
BRL	5,790,000	10.00%, 01/01/2019	1,562,520
	15,382,000	10.00%, 01/01/2023	4,070,804
	6,825,000	10.00%, 01/01/2025	1,758,051
	1,855,000	10.00%, 01/01/2027	468,317

			7,859,692

		Colombia - 1.1%
		Colombia Government International Bond
COP	766,000,000	4.38%, 03/21/2023	250,736
	$815,000	5.00%, 06/15/2045	810,925
COP	582,000,000	7.75%, 04/14/2021	211,276

			1,272,937

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Ecuador - 2.9%
		Ecuador Government International Bond
	$3,147,000	10.75%, 03/28/2022(1)	$3,403,480

		Egypt - 0.7%
		Egypt Government International Bond
	555,000	6.13%, 01/31/2022(1)	562,662
	295,000	7.90%, 02/21/2048(1)	292,777

			855,439

		Ghana - 1.3%
		Ghana Government International Bond
	1,390,000	7.88%, 08/07/2023(1)	1,499,880

		Hungary - 0.7%
		Hungary Government Bond
HUF	232,610,000	3.00%, 10/27/2027	832,474

		Indonesia - 2.2%
		Indonesia Treasury Bond
IDR	9,995,000,000	7.00%, 05/15/2022	679,695
	16,563,000,000	7.00%, 05/15/2027	1,087,736
	11,852,000,000	7.50%, 08/15/2032	775,708

			2,543,139

		Lebanon - 2.9%
		Lebanon Government International Bond
	$10,000	6.00%, 01/27/2023(5)	8,717
	676,000	6.25%, 05/27/2022	606,710
	1,675,000	6.40%, 05/26/2023	1,472,191
	735,000	6.85%, 03/23/2027(5)	619,385
	705,000	8.25%, 04/12/2021(5)	689,278

			3,396,281

		Mexico - 0.2%
		Mexico Government International Bond
	280,000	3.60%, 01/30/2025	272,258

		Peru - 1.2%
		Corp. Financiera de Desarrollo S.A.
	810,000	4.75%, 07/15/2025(1)	826,200
		Peru Government Bond
PEN	1,765,000	6.95%, 08/12/2031	597,447

			1,423,647

		Poland - 1.4%
		Republic of Poland Government Bond
PLN	5,900,000	3.25%, 07/25/2025	1,647,422

		Qatar - 5.9%
		Qatar Government International Bond
	$5,490,000	3.88%, 04/23/2023(1)	5,510,313
	1,315,000	5.10%, 04/23/2048(1)	1,342,983

			6,853,296

		Russia - 3.6%
		Russian Federal Bond - OFZ
RUB	10,530,000	7.00%, 01/25/2023	166,676
	24,000,000	7.00%, 08/16/2023	379,129
	12,480,000	7.05%, 01/19/2028	193,076
	46,655,000	7.25%, 05/10/2034	712,822
	30,500,000	7.60%, 04/14/2021	492,540
	26,375,000	7.60%, 07/20/2022	426,297
	10,465,000	7.70%, 03/23/2033	167,353
		Russian Foreign Bond - Eurobond
	$800,000	4.25%, 06/23/2027(1)	779,723
	800,000	4.75%, 05/27/2026(1)	811,000

			4,128,616

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

		Saudi Arabia - 1.4%
		Saudi Government International Bond
	$1,740,000	2.88%, 03/04/2023(1)	$1,671,444

		South Africa - 2.1%
		Republic of South Africa Government Bond
ZAR	6,990,000	6.25%, 03/31/2036	392,855
	5,945,000	7.75%, 02/28/2023	446,298
	6,870,000	8.75%, 02/28/2048	484,330
	6,910,000	9.00%, 01/31/2040	503,694
	6,765,000	10.50%, 12/21/2026	570,382

			2,397,559

		South Korea - 0.6%
		Korea Gas Corp.
	$725,000	2.75%, 07/20/2022(1)	696,281

		Tajikistan - 0.5%
		Republic of Tajikistan International Bond
	600,000	7.13%, 09/14/2027(1)	535,277

		Turkey - 1.8%
		Export Credit Bank of Turkey
	605,000	5.00%, 09/23/2021(1)	564,513
		Turkey Government Bond
TRY	3,010,000	7.10%, 03/08/2023	386,830
	435,000	8.00%, 03/12/2025	54,756
		Turkey Government International Bond
	$1,095,000	7.00%, 06/05/2020	1,112,520

			2,118,619

		Ukraine - 3.9%
		Ukraine Government International Bond
	4,435,000	7.75%, 09/01/2023(1)	4,462,896

		Uruguay - 0.5%
		Uruguay Government International Bond
UYU	17,315,000	9.88%, 06/20/2022(5)	562,418

		Total Foreign Government Obligations (cost $63,817,237)	$62,493,312

		Total Long-Term Investments (cost $109,883,217)	$107,040,680

Short-Term Investments - 7.5%
		Other Investment Pools & Funds - 1.2%
	1,428,318	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(6)	1,428,318

		Securities Lending Collateral - 2.7%
	155,969	Citibank NA DDCA, 1.91%, 08/01/2018(6)	155,969
	1,603,485	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(6)	1,603,485
	642,304	Invesco Government & Agency Portfolio, 1.81%(6)	642,304
	331,086	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(6)	331,086
	386,529	Western Asset Institutional Government Class A Fund, 1.76%(6)	386,529

			3,119,373

		U.S. Treasury - 3.6%
		U.S. Treasury Bills - 3.6%
	$3,480,000	1.78%, 08/23/2018(6)	3,476,092
	730,000	1.81%, 08/23/2018(6)	729,168

			4,205,260

		Total Short-Term Investments (cost $8,752,951)	$8,752,951

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $118,636,168)	99.6%		$115,793,630
Other Assets and Liabilities	0.4%		477,963

Total Net Assets		100.0%	$116,271,593

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $70,653,586, which represented 60.8% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(5)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $6,516,767, which represented 5.6% of total net assets.

(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury Long Bond Future	16	09/19/2018	$2,287,500	$(1,533)

Total futures contracts				$(1,533)

Amount and Description of Currency to be Purchased		Foreign Currency Contracts Outstanding at July 31, 2018
		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
31,100,000	ARS	1,045,026	USD	CBK	09/14/18	$39,642	$—
30,930,000	ARS	1,057,436	USD	CBK	09/21/18	14,066	—
8,700,000	BRL	2,249,806	USD	CBK	08/20/18	62,385	—
4,250,000	BRL	1,131,222	USD	CBK	09/18/18	—	(4,985)
3,400,000,000	COP	1,188,396	USD	CBK	08/06/18	—	(12,423)
5,870,000,000	COP	2,067,629	USD	UBS	08/30/18	—	(39,470)
2,490,000,000	COP	861,890	USD	CBK	10/18/18	—	(3,494)
32,000,000	MXN	1,632,012	USD	CBK	08/14/18	80,746	—
23,400,000	MXN	1,249,740	USD	JPM	09/27/18	—	(6,068)
7,500,000	PEN	2,279,635	USD	CBK	08/20/18	10,681	—
7,890,000	PEN	2,389,823	USD	CBK	08/21/18	19,477	—
770,000	PEN	234,756	USD	CBK	08/21/18	372	—
1,065,981	USD	31,100,000	ARS	CBK	09/14/18	—	(18,687)
2,278,083	USD	8,700,000	BRL	UBS	08/20/18	—	(34,108)
1,133,938	USD	4,250,000	BRL	CBK	09/18/18	7,702	—
1,196,762	USD	3,400,000,000	COP	CBK	08/06/18	20,789	—
2,019,959	USD	5,870,000,000	COP	CBK	08/30/18	—	(8,201)
861,741	USD	2,490,000,000	COP	CBK	10/18/18	3,344	—
1,599,933	USD	32,000,000	MXN	CBK	08/14/18	—	(112,824)
2,219,038	USD	45,200,000	MXN	CBK	09/27/18	—	(183,268)
2,283,453	USD	7,500,000	PEN	CBK	08/20/18	—	(6,864)
760,436	USD	2,489,667	PEN	CBK	08/21/18	188	—

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

756,685	USD	2,485,333	PEN	CBK	08/21/18	$—	$(2,239)
1,120,401	USD	3,685,000	PEN	CBK	08/21/18	—	(4,854)
1,681,228	USD	8,230,000	TRY	JPM	08/13/18	20,324	—
1,116,075	USD	15,000,000	ZAR	JPM	10/11/18	—	(12,570)
1,642,941	USD	22,200,000	ZAR	UBS	10/22/18	—	(25,049)
15,000,000	ZAR	1,109,641	USD	UBS	10/11/18	19,004	—
22,200,000	ZAR	1,617,288	USD	JPM	10/22/18	50,699	—
Total						$349,419	$(475,104)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$44,547,367	$—	$44,547,367	$—
Foreign Government Obligations	62,493,312	—	62,493,312	—
Short-Term Investments	8,752,951	4,547,691	4,205,260	—
Foreign Currency Contracts(2)	349,419	—	349,419	—

Total	$116,143,049	$4,547,691	$111,595,358	$—

Liabilities
Foreign Currency Contracts(2)	$(475,104)	$—	$(475,104)	$—
Futures Contracts(2)	(1,533)	(1,533)	—	—

Total	$(476,637)	$(1,533)	$(475,104)	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/ (depreciation) on the investments.

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 11.3%
	Cayman Islands - 0.9%
$ 546,685	ECAF I Ltd. 3.47%, 06/15/2040(1)	$541,377

	United Kingdom - 0.5%
GBP 107,496	Alba plc 3 mo. GBP LIBOR + 0.170%, 0.80%, 03/17/2039(2)(3)	134,058
54,853	EMF-UK plc 3 mo. GBP LIBOR + 0.980%, 1.61%, 03/13/2046(2)(3)	71,367
35,261	Eurohome UK Mortgages plc 3 mo. GBP LIBOR + 0.190%, 0.82%, 09/15/2044(2)(3)	45,871
68,287	Newgate Funding plc 0.85%, 12/01/2050	86,186

		337,482

	United States - 9.9%
$ 98,924	Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates 1 mo. USD LIBOR + 0.450%, 2.51%, 10/25/2035(2)	99,196
150,000	American Express Credit Account Master Trust 1 mo. USD LIBOR + 0.370%, 2.44%, 12/15/2021(2)	150,302
	AmeriCredit Automobile Receivables Trust
16,435	1.82%, 07/08/2020	16,419
74,180	2.08%, 09/08/2020	74,115
9,888	Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 0.720%, 2.78%, 04/25/2035(2)	9,897
62,999	Bayview Commercial Asset Trust 1 mo. USD LIBOR + 0.270%, 2.33%, 07/25/2037(1)(2)	61,964
100,000	BX Commercial Mortgage Trust 4.02%, 03/15/2037(1)(4)	99,827
	Capital One Multi-Asset Execution Trust
128,000	1 mo. USD LIBOR + 0.450%, 2.52%, 02/15/2022(2)	128,346
166,000	1 mo. USD LIBOR + 0.510%, 2.58%, 09/16/2024(2)	167,240
100,000	Chase Issuance Trust 1 mo. USD LIBOR + 0.370%, 2.44%, 04/15/2021(2)	100,171
410,000	Citigroup Commercial Mortgage Trust 2.23%, 09/10/2031(1)	409,598
123,507	CLI Funding V LLC 3.22%, 06/18/2028(1)	120,936
101,000	Cold Storage Trust 1 mo. USD LIBOR + 1.000%, 3.07%, 04/15/2036(1)(2)	101,314
	CWABS Revolving Home Equity Loan Trust
26,880	1 mo. USD LIBOR + 0.220%, 2.29%, 01/15/2034(2)	26,522
28,941	2.36%, 12/15/2033(2)	28,730
103,025	Fannie Mae Connecticut Avenue Securities 1 mo. USD LIBOR + 4.900%, 6.96%, 11/25/2024(2)	117,855
112,575	Flagship Credit Auto Trust 2.77%, 12/15/2020(1)	112,589
85,400	Flagstar Mortgage Trust 3.50%, 10/25/2047(1)(4)	84,310
100,000	GS Mortgage Securities Corp. Trust 5.37%, 02/15/2037(1)(4)	99,883
350,000	Hilton USA Trust 4.19%, 11/05/2038(1)(4)	343,753
139,000	Hospitality Mortgage Trust 1 mo. USD LIBOR + 0.850%, 2.95%, 05/08/2030(1)(2)	139,087
100,000	Hyatt Hotel Portfolio Trust 4.42%, 08/09/2032(1)(4)	100,437
13,393	IndyMac INDX Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.30%, 06/25/2037(2)	13,139
	JP Morgan Mortgage Trust
258,708	3.00%, 05/25/2047(1)(4)	253,590
72,661	3.50%, 10/25/2046(1)(4)	71,622
53,418	3.50%, 08/25/2047(1)(4)	52,621
93,828	3.50%, 11/25/2048(1)(4)	92,503

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 88,508	Nationstar Home Equity Loan Trust 1 mo. USD LIBOR + 0.230%, 2.29%, 03/25/2037(2)	$87,686
	One Market Plaza Trust
130,000	4.02%, 02/10/2032(1)	129,034
100,000	4.15%, 02/10/2032(1)	98,687
	OneMain Financial Issuance Trust
61,201	3.19%, 03/18/2026(1)	61,283
295,000	3.66%, 02/20/2029(1)	296,585
	Residential Asset Mortgage Products, Inc.
250,000	1 mo. USD LIBOR + 0.220%, 2.28%, 12/25/2036(2)	241,810
250,000	1 mo. USD LIBOR + 0.640%, 2.70%, 05/25/2035(2)	248,735
66,344	SACO I Trust 1 mo. USD LIBOR + 0.460%, 2.52%, 04/25/2036(2)	65,124
	Santander Drive Auto Receivables Trust
9,807	2.46%, 06/15/2020	9,812
38,803	2.65%, 08/17/2020	38,803
48,279	2.76%, 02/18/2020	48,275
59,042	SASCO Mortgage Loan Trust 1 mo. USD LIBOR + 0.825%, 2.89%, 12/25/2034(2)	58,916
	SoFi Professional Loan Program LLC
250,000	2.84%, 01/25/2041(1)	243,610
250,000	2.95%, 02/25/2042(1)	243,954
100,000	Structured Asset Investment Loan Trust 1 mo. USD LIBOR + 0.480%, 2.54%, 07/25/2035(2)	98,748
80,000	TAL Advantage V LLC 3.55%, 11/20/2038(1)	79,209
	Towd Point Mortgage Trust
78,939	1 mo. USD LIBOR + 0.600%, 2.66%, 02/25/2057(1)(2)	78,762
75,367	2.75%, 10/25/2056(1)(4)	73,838
110,258	2.75%, 04/25/2057(1)(4)	108,083
81,987	2.75%, 07/25/2057(1)(4)	79,982
89,790	2.75%, 10/25/2057(1)(4)	87,417
91,769	Triton Container Finance IV LLC 3.62%, 08/20/2042(1)	90,008
96,667	Triton Container Finance V LLC 3.95%, 03/20/2043(1)	95,886
240,000	Waldorf Astoria Boca Raton Trust 1 mo. USD LIBOR + 1.350%, 3.42%, 06/15/2029(1)(2)	240,072
33,293	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.320%, 2.38%, 08/25/2045(2)	33,297

		6,013,582

	Total Asset & Commercial Mortgage Backed Securities (cost $6,942,961)	$6,892,441

Corporate Bonds - 57.0%
	Australia - 0.7%
GBP 250,000	BHP Billiton Finance Ltd. 5 year GBP Swap + 4.817%, 6.50%, 10/22/2077(2)(3)	373,104
$ 40,000	Boral Finance Pty Ltd. 3.00%, 11/01/2022(1)	38,444

		411,548

	Bermuda - 0.3%
200,000	Fly Leasing Ltd. 5.25%, 10/15/2024	188,500

	Canada - 1.7%
155,000	Bank of Montreal 3.80%, 12/15/2032(4)	144,798
50,000	Bank of Nova Scotia 4.65%, 10/12/2022(4)(5)	45,635
28,000	Bausch Health Cos., Inc. 5.50%, 11/01/2025(1)	28,050
110,000	Cenovus Energy, Inc. 5.40%, 06/15/2047	110,855
100,000	Enbridge, Inc. 3 mo. USD LIBOR + 3.890%, 6.00%, 01/15/2077(2)	98,060

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

GBP 450,000	Royal Bank of Canada 3 mo. GBP LIBOR + 0.400%, 1.03%, 09/14/2021(2)(3)	$593,022

		1,020,420

	Chile - 0.3%
$ 200,000	Corp. Nacional del Cobre de Chile 4.50%, 09/16/2025(1)	202,975

	France - 2.2%
500,000	Altice France S.A. 7.38%, 05/01/2026(1)	494,375
593,000	Banque Federative du Credit Mutuel S.A. 2.20%, 07/20/2020(1)	579,291
250,000	BPCE S.A. 3.00%, 05/22/2022(1)	242,381

		1,316,047

	Germany - 1.7%
100,000	Deutsche Bank AG 3.95%, 02/27/2023	96,758
GBP 700,000	Deutsche Pfandbriefbank AG 3 mo. GBP LIBOR + 0.550%, 1.29%, 01/13/2020(2)(3)	921,863

		1,018,621

	Ireland - 0.4%
$ 90,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 07/01/2022	91,534
65,000	Johnson Controls International plc 4.50%, 02/15/2047	62,352
110,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	106,022

		259,908

	Italy - 3.1%
	Enel S.p.A.
GBP 250,000	5 year GBP Swap + 5.662%, 7.75%, 09/10/2075(2)(3)	362,236
$ 360,000	5 year USD Swap + 5.880%, 8.75%, 09/24/2073(1)(2)	397,800
EUR 400,000	EVOCA S.p.A. 7.00%, 10/15/2023(1)	494,812
100,000	Sisal Group S.p.A. 7.00%, 07/31/2023(3)	119,356
GBP 150,000	Telecom Italia S.p.A. /Milano 6.38%, 06/24/2019	204,379
$ 354,000	Wind Tre S.p.A. 5.00%, 01/20/2026(1)	317,927

		1,896,510

	Luxembourg - 0.7%
EUR 180,000	Allergan Funding SCS 3 mo. EURIBOR + 0.350%, 0.03%, 06/01/2019(2)	210,687
$ 200,000	ARD Finance S.A. (7.88% PIK) 7.13%, 09/15/2023(6)	202,000

		412,687

	Mexico - 0.9%
200,000	Mexico City Airport Trust 5.50%, 07/31/2047	179,452
	Petroleos Mexicanos
109,000	6.35%, 02/12/2048(1)	96,874
270,000	6.50%, 03/13/2027	274,050

		550,376

	Netherlands - 2.1%
250,000	Cooperatieve Rabobank UA 4.63%, 12/01/2023	253,967
GBP 220,000	Koninklijke KPN N.V. 5 year GBP Swap + 5.505%, 6.88%, 03/14/2073(2)(3)	305,732
$ 209,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	217,360

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 50,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	$46,621
500,000	Ziggo Secured Finance B.V. 5.50%, 01/15/2027(1)	476,250

		1,299,930

	Spain - 0.2%
150,000	Telefonica Emisiones SAU 4.67%, 03/06/2038	143,983

	Sweden - 2.2%
EUR 100,000	Intrum Justitia AB 3 Mo. EUR LIBOR + 0.262%, 2.63%, 07/15/2022(1)(2)	112,786
$ 1,215,000	Nordea Bank AB 3 mo. USD LIBOR + 0.620%, 2.95%, 09/30/2019(1)(2)	1,222,036

		1,334,822

	Switzerland - 1.8%
605,000	Credit Suisse Group AG 3 mo. USD LIBOR + 1.240%, 3.57%, 06/12/2024(1)(2)	609,131
501,000	UBS AG 2.78%, 12/01/2020(1)(4)	501,565

		1,110,696

	United Kingdom - 6.8%
	Aviva plc
EUR 122,000	EUR LIBOR + 3.480%, 3.88%, 07/03/2044(2)(3)	154,148
GBP 220,000	6 mo. GBP LIBOR + 1.880%, 5.90%, 07/27/2020(2)(5)	303,257
	HSBC Holdings plc
EUR 800,000	3 Mo. EUR LIBOR + 0.700%, 0.38%, 09/27/2022(2)(3)	941,830
$ 978,000	3 mo. USD LIBOR + 0.600%, 2.93%, 05/18/2021(2)	981,125
GBP 100,000	Iceland Bondco plc 4.63%, 03/15/2025(1)	120,755
300,000	Investec plc 4.50%, 05/05/2022(3)	421,655
300,000	Jerrold Finco plc 6.25%, 09/15/2021(1)	399,750
	Royal Bank of Scotland Group plc
$ 200,000	3.88%, 09/12/2023	195,937
EUR 300,000	5.25%, 09/30/2018(3)(5)	352,998
$ 205,000	Standard Chartered plc 3.89%, 03/15/2024(1)(4)	201,075
59,000	Vodafone Group plc 4.13%, 05/30/2025	59,006

		4,131,536

	United States - 31.9%
80,000	Abbott Laboratories 4.75%, 11/30/2036	85,881
60,000	Activision Blizzard, Inc. 4.50%, 06/15/2047	58,840
10,000	Altria Group, Inc. 2.85%, 08/09/2022	9,769
170,000	American Axle & Manufacturing, Inc. 6.50%, 04/01/2027(7)	165,325
	American International Group, Inc.
104,000	3.30%, 03/01/2021	103,799
46,000	3.88%, 01/15/2035	41,952
150,000	American Tower Corp. 4.00%, 06/01/2025	148,185
170,000	Amgen, Inc. 2.65%, 05/11/2022	165,222
28,000	Amphenol Corp. 3.20%, 04/01/2024	26,943
75,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046	92,396
	Analog Devices, Inc.
70,000	2.95%, 01/12/2021	69,192

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 75,000	3.13%, 12/05/2023	$72,502
	Andeavor
25,000	3.80%, 04/01/2028	23,896
35,000	4.50%, 04/01/2048	33,056
	Anheuser-Busch InBev Worldwide, Inc.
25,000	3.08%, 01/12/2024(4)	25,234
240,000	4.38%, 04/15/2038	238,113
160,000	AT&T, Inc. 4.30%, 02/15/2030(1)	152,994
	AXA Equitable Holdings, Inc.
50,000	4.35%, 04/20/2028(1)	48,934
30,000	5.00%, 04/20/2048(1)	28,696
	Bank of America Corp.
20,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(2)	19,337
60,000	3 mo. USD LIBOR + 1.021%, 2.88%, 04/24/2023(2)	58,288
72,000	3.00%, 12/20/2023(4)	69,879
60,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	57,917
125,000	3 mo. USD LIBOR + 3.705%, 6.25%, 09/05/2024(2)(5)	130,156
30,000	Barrick North America Finance LLC 5.70%, 05/30/2041	32,748
235,000	BAT Capital Corp. 3.22%, 08/15/2024(1)	224,449
200,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	202,253
120,000	Becton Dickinson and Co. 3.36%, 06/06/2024	115,757
53,000	Boston Properties L.P. 3.20%, 01/15/2025	50,300
40,000	Burlington Northern Santa Fe LLC 4.15%, 04/01/2045	39,986
175,000	BWAY Holding Co. 5.50%, 04/15/2024(1)	170,844
140,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	134,750
25,000	Campbell Soup Co. 4.80%, 03/15/2048	22,553
450,000	Capital One Financial Corp. 2.50%, 05/12/2020	444,061
	CCO Holdings LLC / CCO Holdings Capital Corp.
125,000	5.00%, 02/01/2028(1)	117,422
118,000	5.88%, 04/01/2024(1)	120,065
65,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	66,129
608,000	Citibank NA 2.92%, 07/23/2021(4)	610,036
	Citigroup, Inc.
195,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(2)	189,430
60,000	4.65%, 07/23/2048	61,034
40,000	Comerica, Inc. 3.70%, 07/31/2023	40,049
125,000	CommScope Technologies LLC 5.00%, 03/15/2027(1)	120,156
145,000	Concho Resources, Inc. 3.75%, 10/01/2027	139,071
45,000	Cox Communications, Inc. 4.60%, 08/15/2047(1)	41,425
	Crown Castle International Corp.
145,000	3.20%, 09/01/2024	137,803
15,000	3.70%, 06/15/2026	14,193
150,000	CrownRock L.P. / CrownRock Finance, Inc. 5.63%, 10/15/2025(1)	144,750
200,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	192,500
230,000	CVS Health Corp. 5.05%, 03/25/2048	238,348

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Devon Energy Corp.
$ 75,000	5.00%, 06/15/2045	$77,521
50,000	5.85%, 12/15/2025	55,208
123,000	Digital Realty Trust L.P. 3.70%, 08/15/2027	117,573
100,000	Discovery Communications LLC 3.95%, 03/20/2028	95,846
100,000	DISH DBS Corp. 7.75%, 07/01/2026	87,375
75,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.04%, 04/17/2020(2)	75,153
	Dow Chemical Co.
40,000	4.63%, 10/01/2044	39,498
21,000	9.40%, 05/15/2039	32,107
20,000	Duke Energy Corp. 2.65%, 09/01/2026	18,157
125,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	126,250
66,000	EMD Finance LLC 2.95%, 03/19/2022(1)	64,491
	Energy Transfer Partners L.P.
78,000	4.05%, 03/15/2025	76,349
55,000	5.30%, 04/15/2047	52,280
120,000	6.63%, 02/15/2028(4)(5)	114,000
160,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	153,791
45,000	Enterprise Products Operating LLC 5.38%, 02/15/2078(4)	42,272
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2024(1)	246,750
185,000	EQT Corp. 3.90%, 10/01/2027	174,374
30,000	Equifax, Inc. 3.95%, 06/15/2023	29,868
35,000	Fidelity National Information Services, Inc. 4.50%, 08/15/2046	32,959
250,000	First Republic Bank 4.63%, 02/13/2047	244,089
EUR 518,000	Ford Motor Credit Co. LLC 3 Mo. EUR LIBOR + 0.430%, 0.10%, 05/14/2021(2)	604,217
$ 80,000	Fortive Corp. 4.30%, 06/15/2046	76,696
45,000	General Electric Co. 3 mo. USD LIBOR + 3.330%, 5.00%, 01/21/2021(2)(5)	44,285
40,000	General Mills, Inc. 3.35%, 10/17/2023(4)	40,472
60,000	General Motors Financial Co., Inc. 4.38%, 09/25/2021	60,999
170,000	Golden Nugget, Inc. 6.75%, 10/15/2024(1)	169,575
	Goldman Sachs Group, Inc.
195,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	188,281
1,000,000	3 mo. USD LIBOR + 0.780%, 3.12%, 10/31/2022(2)	1,002,190
175,000	5.00%, 11/10/2022(4)(5)	163,187
50,000	H&E Equipment Services, Inc. 5.63%, 09/01/2025	49,375
110,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	110,652
53,000	Hexcel Corp. 3.95%, 02/15/2027	51,674
65,000	Home Depot, Inc. 4.25%, 04/01/2046	67,096
25,000	Hubbell, Inc. 3.50%, 02/15/2028	23,726
40,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	39,589

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 116,000	JC Penney Corp., Inc. 5.88%, 07/01/2023(1)(7)	$109,510
	JP Morgan Chase & Co.
245,000	3 mo. USD LIBOR + 0.730%, 3.08%, 04/23/2024(2)	243,793
700,000	3 mo. USD LIBOR + 0.900%, 3.24%, 04/25/2023(2)	705,991
909,000	3 mo. USD LIBOR + 0.890%, 3.24%, 07/23/2024(2)	910,393
35,000	4.20%, 07/23/2029(4)	35,029
50,000	3 mo. USD LIBOR + 3.330%, 6.13%, 04/30/2024(2)(5)	51,813
130,000	Kansas City Southern 4.70%, 05/01/2048	129,101
20,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	20,261
100,000	Kinder Morgan, Inc. 4.30%, 06/01/2025	101,038
	Kroger Co.
240,000	4.45%, 02/01/2047	222,650
25,000	5.15%, 08/01/2043	24,995
55,000	M&T Bank Corp. 3 mo. USD LIBOR + 3.520%, 5.13%, 11/01/2026(2)(5)	54,725
70,000	Markel Corp. 3.50%, 11/01/2027	64,956
115,000	Martin Marietta Materials, Inc. 4.25%, 12/15/2047	101,593
45,000	Medtronic, Inc. 3.15%, 03/15/2022	44,748
60,000	MetLife, Inc. 6.40%, 12/15/2066	63,750
35,000	Microsoft Corp. 4.10%, 02/06/2037	36,707
30,000	MidAmerican Energy Co. 3.95%, 08/01/2047	28,850
	Morgan Stanley
EUR 781,000	3 Mo. EUR LIBOR + 0.400%, 0.07%, 05/21/2021(2)	913,043
550,000	3 Mo. EUR LIBOR + 0.700%, 0.37%, 11/08/2022(2)	645,074
$ 89,000	3.88%, 01/27/2026	87,903
84,000	Mosaic Co. 3.25%, 11/15/2022	81,783
115,000	Motorola Solutions, Inc. 4.60%, 02/23/2028	113,434
140,000	MPLX L.P. 4.50%, 04/15/2038	132,996
125,000	MPT Operating Partnership L.P. / MPT Finance Corp. 5.00%, 10/15/2027	120,938
125,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	115,938
30,000	Nabors Industries, Inc. 5.50%, 01/15/2023	28,912
90,000	Netflix, Inc. 4.88%, 04/15/2028(1)	85,163
	Newell Brands, Inc.
30,000	3.85%, 04/01/2023	29,422
45,000	4.20%, 04/01/2026	43,405
30,000	Noble Energy, Inc. 5.05%, 11/15/2044	30,407
55,000	Norfolk Southern Corp. 4.15%, 02/28/2048	54,183
105,000	Nucor Corp. 4.40%, 05/01/2048	104,933
30,000	Packaging Corp. of America 2.45%, 12/15/2020	29,472
80,000	Progressive Corp. 5.38%, 03/15/2023(4)(5)	79,900
137,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(2)	126,040
70,000	Qualitytech L.P. / QTS Finance Corp. 4.75%, 11/15/2025(1)	66,325

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Roper Technologies, Inc.
$ 25,000	2.80%, 12/15/2021	$24,447
60,000	3.80%, 12/15/2026	58,056
177,000	S&P Global, Inc. 3.30%, 08/14/2020	176,890
	Sabine Pass Liquefaction LLC
110,000	4.20%, 03/15/2028	107,795
30,000	5.63%, 03/01/2025	32,161
115,000	SBA Communications Corp. 4.88%, 09/01/2024	111,263
65,000	Scientific Games International, Inc. 5.00%, 10/15/2025(1)	62,563
65,000	Sempra Energy 3.80%, 02/01/2038	59,653
130,000	Sherwin-Williams Co. 3.45%, 06/01/2027	123,910
64,000	Smithfield Foods, Inc. 2.70%, 01/31/2020(1)	62,994
	SunTrust Banks, Inc.
55,000	2.70%, 01/27/2022	53,426
185,000	5.13%, 12/15/2027(4)(5)	174,131
50,000	Synchrony Financial 3.95%, 12/01/2027	45,376
95,000	T-Mobile USA, Inc. 6.00%, 04/15/2024	98,147
115,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.00%, 01/15/2028(1)	108,531
	Target Corp.
5,000	3.63%, 04/15/2046	4,548
50,000	3.90%, 11/15/2047	47,708
125,000	Tenet Healthcare Corp. 5.13%, 05/01/2025	121,250
40,000	Texas Instruments, Inc. 4.15%, 05/15/2048	41,076
115,000	United Rentals North America, Inc. 4.88%, 01/15/2028	107,419
50,000	Valero Energy Corp. 4.90%, 03/15/2045	51,728
65,000	Ventas Realty L.P. 3.13%, 06/15/2023	62,822
	Verizon Communications, Inc.
26,000	2.63%, 08/15/2026	23,510
22,000	3.38%, 02/15/2025	21,322
116,000	4.27%, 01/15/2036	110,896
155,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	148,413
60,000	Vornado Realty L.P. 3.50%, 01/15/2025	57,406
61,000	Voya Financial, Inc. 4.70%, 01/23/2048(1)(4)	53,756
65,000	Vulcan Materials Co. 4.70%, 03/01/2048(1)	61,592
913,000	Walmart, Inc. 3 mo. USD LIBOR + 0.230%, 2.57%, 06/23/2021(2)	917,108
165,000	Williams Partners L.P. 4.00%, 09/15/2025	163,402
91,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	85,550

		19,462,566

	Total Corporate Bonds (cost $35,259,326)	$34,761,125

Escrows - 0.2%
	United States - 0.2%
50,000	Keurig Dr Pepper, Inc.(1)	50,164

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

50,000	Keurig Dr Pepper, Inc.(1)	$50,263

		100,427

	Total Escrows (cost $100,000)	$100,427

Foreign Government Obligations - 14.0%
	Argentina - 1.3%
641,000	Argentine Republic Government International Bond 5.88%, 01/11/2028	540,042
266,000	Provincia de Cordoba 7.13%, 08/01/2027(1)	217,458

		757,500

	Brazil - 0.6%
406,000	Brazilian Government International Bond 5.63%, 02/21/2047	372,505

	Mexico - 1.5%
MXN 17,000,000	Mexican Bonos 7.50%, 06/03/2027	896,703

	South Africa - 2.8%
	Republic of South Africa Government Bond
ZAR 8,000,000	7.00%, 02/28/2031	514,236
6,700,000	8.00%, 01/31/2030	473,552
8,260,000	10.50%, 12/21/2026	696,431

		1,684,219

	Spain - 7.4%
	Spain Government Bond
EUR 2,730,000	1.40%, 04/30/2028(1)(3)	3,210,183
1,083,000	2.70%, 10/31/2048(1)(3)	1,323,014

		4,533,197

	United Kingdom - 0.4%
$ 266,000	Bank of England Euro Note 2.50%, 03/05/2021(1)	263,188

	Total Foreign Government Obligations (cost $8,630,980)	$8,507,312

U.S. Government Agencies - 1.1%
	United States - 1.1%
	Mortgage-Backed Agencies - 1.1%
	FHLMC - 1.1%
$ 250,000	1 mo. USD LIBOR + 3.300%, 5.36%, 10/25/2027(2)	$279,348
100,927	1 mo. USD LIBOR + 2.600%, 4.66%, 12/25/2027(2)	102,989
129,010	1 mo. USD LIBOR + 2.800%, 4.86%, 05/25/2028(2)	132,428
139,885	1 mo. USD LIBOR + 0.380%, 2.47%, 05/25/2022(2)	140,059

	Total U.S. Government Agencies (cost $655,014)	$654,824

U.S. Government Securities - 0.1%
	United States - 0.1%
	U.S. Treasury Notes - 0.1%
26,100	2.25%, 08/15/2027	24,631
20,000	2.75%, 04/30/2023	19,913
35,000	2.88%, 05/15/2028	34,732

	Total U.S. Government Securities (cost $80,567)	$79,276

	Total Long-Term Investments (cost $51,668,848)	$50,995,405

Short-Term Investments - 11.4%
	Other Investment Pools & Funds - 2.7%
1,682,555	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(8)	1,682,555

	Securities Lending Collateral - 0.5%
14,097	Citibank NA DDCA, 1.91%, 08/01/2018(8)	$14,097
144,929	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(8)	144,929
58,054	Invesco Government & Agency Portfolio, 1.81%(8)	$58,054

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

29,925	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(8)		29,925
34,936	Western Asset Institutional Government Class A Fund, 1.76%(8)		34,936

			281,941

	U.S. Treasury - 8.2%
	U.S. Treasury Bills - 8.2%
$ 900,000	1.79%, 01/17/2019(9)		891,064
2,100,000	1.89%, 10/18/2018(9)		2,093,306
2,000,000	1.95%, 11/01/2018(9)		1,989,778

			4,974,148

	Total Short-Term Investments (cost $6,939,054)		$6,938,644

	Total Investments Excluding Purchased Options (cost $58,607,902)	95.1%	$57,934,049
	Total Purchased Options (cost $777,480)	1.3%	$759,433

	Total Investments (cost $59,385,382)	96.4%	$58,693,482
	Other Assets and Liabilities	3.6%	2,222,694

	Total Net Assets	100.0%	$60,916,176

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $19,482,757, which represented 32.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(3)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $9,330,437, which represented 15.3% of total net assets.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
JPY Put/USD Call	JPM	112.50 JPY per USD	08/15/18	2,730,000	USD	2,730,000	$9,178	$22,159	$(12,981)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Puts
USD Put/ ZAR Call	CBK	13.10 ZAR per USD	11/20/18	4,910,000	USD	4,910,000	$127,100	$213,740	$(86,640)
USD Put/MXN Call	BCLY	19.20 MXN per USD	10/15/18	3,600,000	USD	3,600,000	122,217	122,761	(544)

Total Puts						8,510,000	$249,317	$336,501	$(87,184)

Total purchased option contracts						11,240,000	$258,495	$358,660	$(100,165)

Written option contracts:
Calls
JPY Put/USD Call	JPM	115.00 JPY per USD	08/15/18	(2,730,000)	USD	(2,730,000)	$(453)	$(4,720)	$4,267
USD Call/MXN Put	BCLY	21.00 MXN per USD	10/15/18	(3,600,000)	USD	(3,600,000)	(9,623)	(147,600)	137,977
USD Put/ ZAR Call	CBK	15.20 ZAR per USD	11/20/18	(4,910,000)	USD	(4,910,000)	(66,948)	(103,978)	37,030

Total Calls						(11,240,000)	$(77,024)	$(256,298)	$179,274

Written option contracts:
Puts
USD Put/MXN Call	JPM	110.50 MXN per USD	08/15/18	(2,730,000)	USD	(2,730,000)	$(8,212)	$(9,522)	$1,310
USD Put/ZAR Call	CBK	12.35 ZAR per USD	11/20/18	(4,910,000)	USD	(4,910,000)	(33,854)	(83,901)	50,047

Total Puts						(7,640,000)	$(42,066)	$(93,423)	$51,357

Total written option contracts						(18,880,000)	$(119,090)	$(349,721)	$230,631

OTC Swaption Contracts Outstanding at July 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
10 year USD-LBOR-BBA Interest Rate Swap terminating 01/25/29	MSCI	2.880%	Receive	01/23/19	USD	15,300,000	15,300,000	$363,632	$260,883	$102,749
10 year USD-LBOR-BBA Interest Rate Swap terminating 05/02/29	MSCI	3.050%	Receive	04/30/19	USD	7,000,000	7,000,000	137,306	157,937	(20,631)

Total Puts							22,300,000	$500,938	$418,820	$82,118

Total purchased swaption contracts							22,300,000	$500,938	$418,820	$82,118

Futures Contracts Outstanding at July 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-BTP Future	12	09/06/2018	$1,786,299	$6,033
U.S. Treasury 5-Year Note Future	64	09/28/2018	7,240,000	(19,367)
U.S. Treasury 10-Year Note Future	21	09/19/2018	2,507,860	(3,653)
U.S. Treasury 10-Year Ultra Bond Future	1	09/19/2018	127,109	(18)
U.S. Treasury Ultra Bond Future	11	09/19/2018	1,725,969	(37,494)

Total				$(54,499)

Short position contracts:
Euro-BOBL Future	42	09/06/2018	$6,463,722	$12,485
Euro-Bund Future	75	09/06/2018	14,170,767	70,867
Euro-OAT Future	28	09/06/2018	5,033,397	27,154
U.S. Treasury 2-Year Note Future	7	09/28/2018	1,479,625	689
U.S. Treasury 5-Year Note Future	39	09/28/2018	4,411,875	(3,065)
U.S. Treasury 10-Year Note Future	42	09/19/2018	5,015,719	(20,290)
U.S. Treasury 10-Year Ultra Future	1	09/19/2018	127,109	10
U.S. Treasury Long Bond Future	25	09/19/2018	3,574,219	(39,114)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total	$48,736

Total futures contracts	$(5,763)

OTC Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Intesa S.p.A.	BNP	EUR	300,000	(1.00%)	06/20/21	Quarterly	$1,922	$—	$(40)	$(1,962)
Standard Chartered Bank	CBK	EUR	470,000	(1.00%)	09/20/20	Quarterly	10,267	—	(7,098)	(17,365)
Wendel S.A.	BNP	EUR	150,000	(5.00%)	06/20/21	Quarterly	—	(16,502)	(2,323)	14,179

Total							$12,189	$(16,502)	$(9,461)	$(5,148)

Total single-name issues							$12,189	$(16,502)	$(9,461)	$(5,148)

Total OTC contracts							$12,189	$(16,502)	$(9,461)	$(5,148)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.1	USD	9,530,000	(1.00%)	06/20/23	Quarterly	$(143,035)	$(188,204)	$(45,169)
CDX.NA.IG.5	USD	12,227,910	(5.00%)	06/20/23	Quarterly	(754,193)	(893,048)	(138,855)
ITRAXX.EUR.5	EUR	901,929	(5.00%)	06/20/23	Quarterly	(100,321)	(105,374)	(5,053)

Total						$(997,549)	$(1,186,626)	$(189,077)

Total						$(997,549)	$(1,186,626)	$(189,077)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.96% Fixed	3 Mo. USD LIBOR	USD	4,175,000	07/26/23	Semi-Annual	$—	$—	$2,009	$2,009
2.97% Fixed	3 Mo. USD LIBOR	USD	4,175,000	08/01/23	Semi-Annual	—	—	(787)	(787)
3 Mo. USD LIBOR	3.03% Fixed	USD	3,500,000	05/29/28	Quarterly	—	—	7,213	7,213
3 Mo. USD LIBOR	3.01% Fixed	USD	950,000	07/26/48	Quarterly	—	—	(4,733)	(4,733)
3 Mo. USD LIBOR	3.04% Fixed	USD	950,000	08/01/48	Quarterly	—	—	1,657	1,657
2.88% Fixed	3 Mo. USD LIBOR	USD	13,737,600	07/09/23	Semi-Annual	656	—	53,734	53,078

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

2.91% Fixed	3 Mo. USD LIBOR	USD	8,712,500	07/02/28	Semi-Annual	$8,053	$—	$87,075	$79,022
6M EURIBOR	1.49% Fixed	EUR	1,550,000	07/04/48	Semi-Annual	—	—	(10,468)	(10,468)
2.30% Fixed	CPURNSA	USD	1,562,500	07/23/23	Maturity	—	—	749	749
2.30% Fixed	CPURNSA	USD	1,562,500	07/23/23	Maturity	—	—	636	636
2.30% Fixed	CPURNSA	USD	17,000,000	07/30/23	Maturity	—	—	(6,995)	(6,995)
2.35% Fixed	CPURNSA	USD	4,687,500	07/09/23	Maturity	—	—	(4,895)	(4,895)
2.03% Fixed	CPURNSA	USD	2,150,000	11/27/22	Maturity	866	—	32,354	31,488
2.14% Fixed	CPURNSA	USD	1,550,000	02/15/23	Maturity	—	—	14,462	14,462
2.15% Fixed	CPURNSA	USD	1,550,000	02/15/23	Maturity	—	—	13,900	13,900
2.23% Fixed	CPURNSA	USD	3,175,000	03/16/23	Maturity	—	—	13,611	13,611
2.23% Fixed	CPURNSA	USD	2,500,000	03/20/23	Maturity	—	—	10,270	10,270
2.23% Fixed	CPURNSA	USD	1,250,000	03/21/23	Maturity	—	—	5,064	5,064
2.28% Fixed	CPURNSA	USD	1,500,000	03/09/23	Maturity	—	—	3,795	3,795
2.31% Fixed	CPURNSA	USD	3,125,000	07/23/23	Maturity	—	—	—	—
2.34% Fixed	CPURNSA	USD	9,600,000	05/24/23	Maturity	—	—	(6,974)	(6,974)
1.54% Fixed	HICP	EUR	1,087,500	07/15/23	Maturity	—	—	(2,599)	(2,599)
1.54% Fixed	HICP	EUR	3,262,500	07/15/23	Maturity	—	—	(7,545)	(7,545)
1.54% Fixed	HICP	EUR	3,262,500	07/15/23	Maturity	—	—	(7,746)	(7,746)
1.40% Fixed	HICP	EUR	2,450,000	04/15/23	Maturity	—	—	5,624	5,624
1.40% Fixed	HICP	EUR	2,450,000	04/15/23	Maturity	—	—	5,549	5,549
1.40% Fixed	HICP	EUR	1,225,000	04/15/23	Maturity	—	—	827	827
1.54% Fixed	HICP	EUR	1,087,500	07/15/23	Maturity	—	—	(2,431)	(2,431)

Total						$9,575	$—	$203,356	$193,781

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,578,985	AUD	1,165,883	USD	SSG	08/16/18	$7,342	$—
94,124	AUD	69,432	USD	BNP	08/16/18	504	—
3,840,481	BRL	982,095	USD	CBK	08/02/18	40,903	—
2,057,980	BRL	539,077	USD	CBK	08/02/18	9,112	—
768,777	BRL	196,618	USD	CBK	08/02/18	8,163	—
1,242,982	BRL	328,249	USD	BCLY	08/02/18	2,847	—
926,660	BRL	244,498	USD	CBK	08/02/18	2,338	—
373,578	BRL	98,034	USD	CBK	08/02/18	1,477	—
114,542	BRL	29,291	USD	CBK	08/02/18	1,220	—
131,999,500	CZK	5,951,151	USD	CBK	08/16/18	88,266	—
150,000	EUR	175,016	USD	JPM	08/16/18	604	—
60,000	EUR	70,452	USD	CBK	08/16/18	—	(204)
2,798,800	EUR	3,281,436	USD	UBS	08/16/18	—	(4,613)
811,223	GBP	1,065,313	USD	JPM	08/16/18	196	—
80,000	GBP	105,037	USD	JPM	08/16/18	40	—
99,858	GBP	131,296	USD	UBS	08/16/18	—	(137)
818,573	GBP	1,076,187	USD	CBK	08/16/18	—	(1,025)
171,617	GBP	227,161	USD	UBS	08/16/18	—	(1,750)
33,766,115,384	IDR	2,336,270	USD	BCLY	08/16/18	1,044	—
26,392,783,300	IDR	1,831,306	USD	BNP	08/16/18	—	(4,379)
82,227,400	INR	1,190,046	USD	BCLY	08/16/18	6,469	—
683,171,612	JPY	6,081,050	USD	CBK	n08/16/18	35,544	—
6,206,026	JPY	55,244	USD	CBK	08/16/18	320	—
2,689,699,300	KRW	2,397,066	USD	JPM	08/16/18	8,125	—
15,646,400	KRW	13,878	USD	BCLY	08/16/18	113	—
47,504,963	MXN	2,510,000	USD	CBK	08/16/18	31,697	—
1,180,000	MXN	62,462	USD	CBK	08/16/18	673	—
48,827,668	NOK	6,022,904	USD	UBS	08/16/18	—	(32,463)
2,146,500	NZD	1,461,101	USD	CBK	08/16/18	1,928	—
4,455,800	PLN	1,199,301	USD	UBS	08/16/18	20,184	—
178,132	USD	240,000	AUD	UBS	08/16/18	—	(194)
6,879	USD	26,600	BRL	BCLY	08/02/18	—	(207)
1,197,900	USD	4,528,900	BRL	CBK	08/02/18	—	(8,474)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,243,904	USD	4,769,500	BRL	CBK	08/02/18	$—	$(26,559)
610,204	USD	804,700	CAD	CBK	08/16/18	—	(8,572)
6,097,198	USD	5,200,000	EUR	CIBC	08/16/18	9,059	—
894,264	USD	767,000	EUR	JPM	08/16/18	—	(3,737)
9,414,755	USD	8,044,581	EUR	CBK	08/16/18	—	(3,808)
1,240,562	USD	1,064,016	EUR	JPM	08/16/18	—	(5,184)
2,226,788	USD	1,909,891	EUR	JPM	08/16/18	—	(9,305)
3,328,211	USD	2,854,569	EUR	JPM	08/16/18	—	(13,907)
2,493,051	USD	1,896,103	GBP	UBS	08/16/18	2,597	—
1,737,007	USD	1,321,089	GBP	UBS	08/16/18	1,810	—
38,555	USD	29,000	GBP	BNP	08/16/18	464	—
267,527	USD	205,798	GBP	JPM	08/16/18	—	(2,781)
267,654	USD	205,896	GBP	JPM	08/16/18	—	(2,782)
1,201,280	USD	920,800	GBP	CIBC	08/16/18	—	(8,153)
1,596,824	USD	1,228,375	GBP	JPM	08/16/18	—	(16,596)
282,985	USD	215,427	GBP	CBK	08/24/18	—	(73)
2,387,667	USD	2,705,345,700	KRW	JPM	08/16/18	—	(31,515)
1,819,187	USD	34,010,400	MXN	JPM	08/16/18	—	(499)
917,984	USD	17,529,921	MXN	CBK	08/16/18	—	(19,933)
3,289,465	USD	62,786,025	MXN	SSG	08/16/18	—	(69,826)
1,518,890	USD	6,131,000	MYR	BCLY	08/16/18	11,435	—
2,914,255	USD	4,308,600	NZD	ANZ	08/16/18	—	(22,435)
3,269,673	USD	99,836,200	TWD	JPM	08/16/18	5,561	—
1,287,156	USD	16,890,400	ZAR	UBS	08/16/18	7,343	—
674,385	USD	8,850,000	ZAR	BCLY	08/16/18	3,806	—
148,486	USD	1,948,800	ZAR	BCLY	08/16/18	822	—
106,626	USD	1,400,000	ZAR	UBS	08/16/18	546	—
67,960	USD	903,390	ZAR	JPM	08/16/18	—	(491)
135,921	USD	1,806,779	ZAR	JPM	08/16/18	—	(982)
110,648	USD	1,476,042	ZAR	CBK	08/16/18	—	(1,194)
61,379	USD	829,392	ZAR	BCLY	08/16/18	—	(1,465)
100,244	USD	1,354,558	ZAR	BCLY	08/16/18	—	(2,393)
226,490	USD	3,071,534	ZAR	JPM	08/16/18	—	(6,245)
1,927,897	USD	25,859,554	ZAR	BNP	08/16/18	—	(31,522)
16,111,200	ZAR	1,192,089	USD	CBK	08/16/18	28,682	—
5,536,525	ZAR	415,613	USD	JPM	08/16/18	3,898	—
1,814,730	ZAR	133,815	USD	JPM	08/16/18	3,690	—
1,019,145	ZAR	75,422	USD	BCLY	08/16/18	1,800	—
657,016	ZAR	48,623	USD	BCLY	08/16/18	1,161	—
1,168,257	ZAR	87,576	USD	CBK	08/16/18	945	—
1,357,424	ZAR	102,116	USD	JPM	08/16/18	738	—
678,712	ZAR	51,058	USD	JPM	08/16/18	369	—
Total						$353,835	$(343,403)

Foreign Cross Currency Contracts Outstanding at July 31, 2018

Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
AUD	725,502	UBS	08/16/18	JPY	726,058	$(556)
EUR	3,527	UBS	08/16/18	MXN	3,521	6
EUR	2,115,072	BCLY	08/16/18	MXN	2,156,364	(41,292)
JPY	709,141	UBS	08/16/18	AUD	710,226	(1,085)
JPY	1,203,001	UBS	08/16/18	AUD	1,206,440	(3,439)
MXN	2,159,885	UBS	08/16/18	EUR	2,168,673	(8,788)

Total						$(55,154)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HICP	Harmonised Index of Consumer Prices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$6,892,441	$—	$6,892,441	$—
Corporate Bonds	34,761,125	—	34,761,125	—
Escrows	100,427	—	100,427	—
Foreign Government Obligations	8,507,312	—	8,507,312	—
U.S. Government Agencies	654,824	—	654,824	—
U.S. Government Securities	79,276	—	79,276	—
Short-Term Investments	6,938,644	1,964,496	4,974,148	—
Purchased Options	759,433	—	759,433	—
Foreign Currency Contracts(2)	353,841	—	353,841	—
Futures Contracts(2)	117,238	117,238	—	—
Swaps - Credit Default(2)	14,179	—	14,179	—
Swaps - Interest Rate(2)	248,954	—	248,954	—

Total	$59,427,694	$2,081,734	$57,345,960	$—

Liabilities
Foreign Currency Contracts(2)	$(398,563)	$—	$(398,563)	$—
Futures Contracts(2)	(123,001)	(123,001)	—	—
Swaps - Credit Default(2)	(208,404)	—	(208,404)	—
Swaps - Interest Rate(2)	(55,173)	—	(55,173)	—
Written Options	(119,090)	—	(119,090)	—

Total	$(904,231)	$(123,001)	$(781,230)	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.9%
	Australia - 4.6%
352,166	Adelaide Brighton Ltd.	$1,802,584
40,260	ASX Ltd.	1,965,960
22,416	BGP Holdings plc(1)(2)(3)	—
291,255	BHP Billiton Ltd.	7,606,568
284,569	BHP Billiton plc	6,548,989
162,304	Coca-Cola Amatil Ltd.	1,156,107
61,175	Collection House Ltd.	66,584
828,096	Computershare Ltd.	11,208,895
7,355	DWS Ltd.	7,596
797,759	Fortescue Metals Group Ltd.	2,594,746
202,250	HT&E Ltd.(4)	375,328
439,683	IPH Ltd.	1,602,983
244,870	Karoon Gas Australia Ltd.*	213,984
44,744	Macquarie Group Ltd.	4,082,343
222,513	Medusa Mining Ltd.*	60,245
517,180	Metcash Ltd.	1,011,110
201,369	Oil Search Ltd.	1,343,280
91,558	OZ Minerals Ltd.	646,557
121,747	Pendal Group Ltd.	841,503
54,739	Perpetual Ltd.	1,776,970
2,646,937	Perseus Mining Ltd.*	788,497
191,785	Platinum Asset Management Ltd.(4)	782,871
177,322	Qantas Airways Ltd.	886,279
316,136	Retail Food Group Ltd.(4)	96,298
456,936	Sandfire Resources NL	2,510,069
1,045,867	Santos Ltd.*	4,954,039
1,181,556	South32 Ltd.	3,144,573
158,712	Super Retail Group Ltd.	1,090,667
5,389,286	Telstra Corp. Ltd.	11,364,072
802,394	Woodside Petroleum Ltd.	21,506,891
		92,036,588
	Austria - 0.3%
14,747	EVN AG	293,335
87,973	OMV AG	4,971,629
43,807	Raiffeisen Bank International AG	1,460,752
		6,725,716
	Belgium - 0.6%
173,158	Ageas	9,287,360
91,846	AGFA-Gevaert N.V.*	438,481
62,978	Proximus SADP	1,543,534
1,755	Sofina S.A.	318,043
		11,587,418
	Brazil - 1.3%
141,600	AES Tiete Energia S.A.(3)	381,795
170,300	Alupar Investimento S.A.	741,855
437,800	Ambev S.A.	2,264,060
165,379	Banco BTG Pactual S.A.	872,433
89,700	BB Seguridade Participacoes S.A.	585,286
425,900	CCR S.A.	1,194,876
214,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,435,810
50,200	Cia de Saneamento de Minas Gerais-COPASA	544,091
60,100	Cia Hering	236,186
780,500	Cielo S.A.	2,984,087
229,200	Engie Brasil Energia S.A.	2,283,268
244,800	Grendene S.A.	508,084
238,900	Multiplus S.A.	1,763,123
324,200	Petroleo Brasileiro S.A. ADR	3,600,682
156,800	QGEP Participacoes S.A.	675,945
396,400	Qualicorp S.A.	2,117,555
80,700	Smiles Fidelidade S.A.	1,100,855

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

360,400	Transmissora Alianca de Energia Eletrica S.A.	$1,940,608
		25,230,599
	Cambodia - 0.0%
170,000	NagaCorp Ltd.	191,463
	Canada - 4.9%
196,261	Advantage Oil & Gas Ltd.*	678,921
212,100	BCE, Inc.	9,013,251
48,500	Canfor Corp.*	1,063,320
41,000	Canfor Pulp Products, Inc.	858,862
62,691	Cardinal Energy Ltd.(4)	257,829
185,400	Cenovus Energy, Inc.	1,859,915
168,300	Centerra Gold, Inc.*	764,618
689,200	CI Financial Corp.	12,042,523
12,900	Cogeco Communications, Inc.	700,112
14,600	Cogeco, Inc.	703,260
191,900	Corus Entertainment, Inc. Class B	598,927
71,500	Crescent Point Energy Corp.(4)	487,531
250,100	Crew Energy, Inc.*	471,034
200	E-L Financial Corp. Ltd.	126,840
248,700	Eldorado Gold Corp.*(4)	271,479
51,800	Enbridge Income Fund Holdings, Inc.	1,297,340
87,800	Ensign Energy Services, Inc.	382,018
138,400	Genworth MI Canada, Inc.(4)	4,871,689
26,900	George Weston Ltd.	2,237,858
36,697	Gluskin Sheff + Associates, Inc.(4)	473,928
33,400	Goldcorp, Inc.	417,484
95,600	Hudbay Minerals, Inc.	497,530
146,600	Husky Energy, Inc.	2,492,826
24,600	IGM Financial, Inc.	738,463
425,800	Imperial Oil Ltd.	14,582,304
111,700	Interfor Corp.*	1,765,424
49,900	Linamar Corp.	2,280,474
60,100	Magna International, Inc.	3,660,933
36,400	Manulife Financial Corp.	676,038
145,700	Medical Facilities Corp.(4)	1,635,254
78,900	Metro, Inc.	2,660,225
1,300	Morguard Real Estate Investment Trust REIT	13,121
89,000	Norbord, Inc.	3,201,907
226,400	Precision Drilling Corp.*	819,729
140,600	Suncor Energy, Inc.	5,920,796
498,100	Surge Energy, Inc.(4)	938,114
118,600	Teck Resources Ltd. Class B	3,093,437
221,600	Transcontinental, Inc. Class A	5,268,930
82,000	West Fraser Timber Co., Ltd.	5,093,285
135,853	Westshore Terminals Investment Corp.	2,535,658
		97,453,187
	Cayman Islands - 0.0%
102,000	Chlitina Holding Ltd.	928,443
	Chile - 0.6%
2,912,022	Aguas Andinas S.A. Class A	1,694,762
526,300	Enel Americas S.A. ADR	4,615,651
9,589,945	Enel Chile S.A.	1,018,775
137,700	Enel Chile S.A. ADR	722,925
63,300	Sociedad Quimica y Minera de Chile S.A. ADR	3,055,491
		11,107,604
	China - 4.3%
5,524,000	Agricultural Bank of China Ltd. Class H	2,684,412
444,500	Anhui Conch Cement Co., Ltd. Class H	2,858,667
1,004,000	Anhui Expressway Co., Ltd. Class H	590,361
1,890,000	BAIC Motor Corp. Ltd. Class H(5)	1,570,854
5,224,000	Bank of China Ltd. Class H	2,467,903
30,000	Baoye Group Co., Ltd. Class H*	17,585
3,412,000	Beijing Capital International Airport Co., Ltd. Class H	3,886,358

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

47,600	Changyou.com Ltd. ADR	$649,264
4,676,000	China BlueChemical Ltd. Class H	1,737,171
3,150,000	China Communications Services Corp. Ltd. Class H	1,996,964
1,039,500	China Conch Venture Holdings Ltd.	3,921,468
3,103,000	China Construction Bank Corp. Class H	2,837,019
416,000	China Lilang Ltd.	508,238
1,258,000	China Oriental Group Co., Ltd.	1,094,133
5,016,000	China Petroleum & Chemical Corp. Class H	4,821,590
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)(3)	—
2,063,000	CNOOC Ltd.	3,456,242
2,636,000	Dongfeng Motor Group Co., Ltd. Class H	2,650,288
1,767,000	Geely Automobile Holdings Ltd.	4,052,542
5,412,000	Guangzhou Automobile Group Co., Ltd. Class H	5,094,308
1,093,000	Haitian International Holdings Ltd.	2,576,172
619,500	Hengan International Group Co., Ltd.	5,518,475
4,970,000	Industrial & Commercial Bank of China Ltd. Class H	3,693,524
1,924,000	Jiangsu Expressway Co., Ltd. Class H	2,340,407
681,500	Longfor Group Holdings Ltd.	1,922,684
6,273,000	Lonking Holdings Ltd.	2,882,702
1,264,000	Maanshan Iron & Steel Co., Ltd. Class H	677,270
147,000	On-Bright Electronics, Inc.	1,363,828
772,000	Shenzhen Expressway Co., Ltd. Class H	699,243
7,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,565,740
477,000	Sinopec Engineering Group Co., Ltd. Class H	485,962
1,298,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	780,468
1,748,500	Sinotruk Hong Kong Ltd.(4)	2,472,925
586,000	Tianneng Power International Ltd.	807,957
2,625,000	Weichai Power Co., Ltd. Class H	3,211,515
122,000	Xingda International Holdings Ltd.	38,765
3,261,300	Yangzijiang Shipbuilding Holdings Ltd.	2,273,162
28,000	Yirendai Ltd. ADR(4)	502,600
8,300	YY, Inc. ADR*	773,809
3,042,000	Zhejiang Expressway Co., Ltd. Class H	2,583,750
1,414,000	Zijin Mining Group Co., Ltd. Class H	524,228

		84,590,553

	Colombia - 0.2%
143,600	Ecopetrol S.A. ADR	3,068,732

	Czech Republic - 0.0%
537	Philip Morris CR A.S.	370,467

	Denmark - 0.6%
71,436	Bakkafrost P/F	4,389,597
63,311	Pandora A/S	4,495,859
156,722	Scandinavian Tobacco Group A.S. Class A(5)	2,550,325
80,953	Spar Nord Bank A/S	873,039

		12,308,820

	Egypt - 0.1%
763,853	Centamin plc	1,190,853

	Finland - 1.2%
230,271	Nokian Renkaat Oyj	9,986,528
46,808	Orion Oyj Class B	1,611,457
189,222	Sampo Oyj Class A	9,610,203
9,744	Tieto Oyj	303,045
54,411	UPM-Kymmene Oyj	1,930,102

		23,441,335

	France - 5.4%
238,929	AXA S.A.	6,020,333
105,805	BNP Paribas S.A.	6,863,550
54,792	Cie Generale des Etablissements Michelin SCA	7,036,245
90,477	Coface S.A.*	811,908
21,704	Faurecia S.A.	1,474,314
9,355	FFP	1,255,828
194,157	Metropole Television S.A.	4,177,719
80,131	Neopost S.A.	2,071,162

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

68,769	Peugeot S.A.	$1,975,180
198,057	Publicis Groupe S.A.	12,639,281
220,053	Sanofi	19,143,796
282,517	Schneider Electric SE	22,676,456
26,857	Societe BIC S.A.	2,567,378
169,126	Societe Generale S.A.	7,542,677
171,909	Total S.A.	11,212,817

		107,468,644

	Georgia - 0.1%
42,928	Bank of Georgia Group plc	1,028,873

	Germany - 2.3%
113,452	BASF SE	10,875,337
31,051	Continental AG	7,155,887
156,085	Covestro AG(5)	14,989,881
411,221	Deutsche Bank AG	5,378,261
55,189	Deutsche Lufthansa AG	1,548,461
150,624	ProSiebenSat.1 Media SE	4,065,317
14,740	Siltronic AG	2,570,854

		46,583,998

	Greece - 0.1%
37,354	JUMBO S.A.	598,312
142,374	Piraeus Bank S.A.*	449,594

		1,047,906

	Hong Kong - 3.0%
606,000	Allied Properties HK Ltd.	138,226
221,016	Asian Citrus Holdings Ltd.*(1)(2)(3)	12,164
130,500	Beijing Enterprises Holdings Ltd.	636,682
510,000	China Lumena New Materials Corp.*(1)(2)(3)	—
423,000	China Mobile Ltd.	3,821,134
2,828,000	China Resources Cement Holdings Ltd.	3,233,037
710,000	China Resources Gas Group Ltd.	3,369,829
25,000	Chong Hing Bank Ltd.	46,453
676,000	CK Asset Holdings Ltd.	5,177,132
810,000	CSI Properties Ltd.	45,412
401,200	Dah Sing Banking Group Ltd.	852,237
111,600	Dah Sing Financial Holdings Ltd.	708,287
285,000	Emperor Entertainment Hotel Ltd.	62,510
1,352,000	First Pacific Co., Ltd.	628,217
1,352,000	Giordano International Ltd.	767,937
1,962,000	Guangdong Investment Ltd.	3,382,512
144,000	Hang Lung Group Ltd.	426,092
1,277,000	Hang Lung Properties Ltd.	2,684,938
6,811	Hanison Construction Holdings Ltd.	1,189
149,508	Henderson Land Development Co., Ltd.	835,083
26,400	Jardine Matheson Holdings Ltd.	1,787,512
709,000	Kerry Properties Ltd.	3,596,590
10,020	Lai Sun Development Co., Ltd.	17,191
1,935,500	Lifestyle International Holdings Ltd.	3,853,184
1,521,000	Nine Dragons Paper Holdings Ltd.	1,886,548
777,000	NWS Holdings Ltd.	1,404,443
68,000	Qingling Motors Co., Ltd. Class H	19,530
855,000	Shanghai Industrial Holdings Ltd.	1,995,934
1,528,000	Sino Land Co., Ltd.	2,626,896
20,000	Soundwill Holdings Ltd.	31,906
113,000	Sun Hung Kai Properties Ltd.	1,772,149
368,800	Swire Properties Ltd.	1,452,459
41,000	TAI Cheung Holdings Ltd.	44,191
374,000	Wharf Real Estate Investment Co., Ltd.	2,724,471
201,000	Wheelock & Co., Ltd.	1,426,975
6,348,000	Xinyi Glass Holdings Ltd.	7,514,165
1,222,000	Yuexiu Transport Infrastructure Ltd.(4)	887,033

		59,870,248

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Hungary - 0.5%
259,070	Magyar Telekom Telecommunications plc	$373,480
463,880	MOL Hungarian Oil & Gas plc	4,545,045
128,980	OTP Bank Nyrt	4,851,471
		9,769,996
	India - 0.5%
58,220	GAIL India Ltd. GDR	1,991,124
263,500	Infosys Ltd. ADR	5,317,430
24,800	Vedanta Ltd. ADR	320,168
467,900	Wipro Ltd. ADR(4)	2,367,574
		9,996,296
	Indonesia - 0.6%
6,019,300	Bank Negara Indonesia Persero Tbk PT	3,095,318
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	54,453
1,837,000	Panin Financial Tbk PT*	26,010
7,986,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	556,972
22,684,200	Telekomunikasi Indonesia Persero Tbk PT	5,624,966
1,421,600	United Tractors Tbk PT	3,482,787
		12,840,506
	Ireland - 0.1%
200,354	Bank of Ireland Group plc	1,719,515
	Isle of Man - 0.2%
534,096	Playtech plc	3,766,928
	Israel - 1.3%
644,396	Bank Hapoalim BM	4,557,351
902,990	Bank Leumi Le-Israel BM	5,659,300
46,606	Clal Insurance Enterprises Holdings Ltd.*	762,065
10,220	FIBI Holdings Ltd.	258,241
33,999	First International Bank Of Israel Ltd.	731,515
290,103	Israel Chemicals Ltd.	1,388,818
49,900	Ituran Location and Control Ltd.	1,699,095
23,753	Kerur Holdings Ltd.	623,547
20,804	Menora Mivtachim Holdings Ltd.	224,876
226,350	Migdal Insurance & Financial Holding Ltd.*	221,952
700,495	Phoenix Holdings Ltd.	3,745,702
213,300	Teva Pharmaceutical Industries Ltd. ADR	5,106,402
		24,978,864
	Italy - 1.1%
87,361	ASTM S.p.A.	2,375,743
44,639	Banca IFIS S.p.A	1,396,152
174,372	Eni S.p.A.	3,356,406
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	926,189
118,624	Mediaset S.p.A.*	401,622
511,091	Mediobanca Banca di Credito Finanziario S.p.A.	5,292,168
172,688	Societa Cattolica di Assicurazioni S.c.r.l.	1,584,344
197,998	Societa Iniziative Autostradali e Servizi S.p.A.	3,507,063
210,524	Sogefi S.p.A.*	523,295
87,696	UniCredit S.p.A.	1,548,461
57,888	Vittoria Assicurazioni S.p.A.	943,617
		21,855,060
	Japan - 17.2%
68,900	ABC-Mart, Inc.	3,733,506
52,800	ADEKA Corp.	893,685
20,200	Aica Kogyo Co., Ltd.	746,054
5,800	Aichi Bank Ltd.	272,245
1,300	Aichi Steel Corp.	49,975
15,800	Ajis Co., Ltd.	491,690
3,000	Akita Bank Ltd.	80,891
3,400	Amiyaki Tei Co., Ltd.	135,620
34,800	Aozora Bank Ltd.	1,300,427
34,500	Arakawa Chemical Industries Ltd.	579,025
2,200	Arcland Sakamoto Co., Ltd.	30,803

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,485,600	Astellas Pharma, Inc.	$24,231,446
1,900	Atsugi Co., Ltd.	19,949
172,000	Awa Bank Ltd.	1,111,318
1,500	Bando Chemical Industries Ltd.	16,500
44,900	Bank of Kyoto Ltd.	2,175,330
208,600	Bridgestone Corp.	8,228,515
138,400	Brother Industries Ltd.	2,823,236
300	C Uyemura & Co., Ltd.	22,543
1,000	Central Automotive Products Ltd.	16,326
93,300	Central Japan Railway Co.	19,432,321
229,000	Chiba Bank Ltd.	1,634,708
3,100	Corona Corp.	35,566
247,900	Daicel Corp.	2,731,231
7,000	Daiichi Jitsugyo Co., Ltd.	223,396
146,600	Daikyonishikawa Corp.	2,178,561
1,800	Dainichi Co., Ltd.	12,983
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	855,497
79,000	Daiwa House Industry Co., Ltd.	2,880,777
1,303,000	Daiwa Securities Group, Inc.	7,599,730
23,600	DIC Corp.	770,632
6,000	Eidai Co., Ltd.	29,730
23,900	First Bank of Toyama Ltd.	105,388
53,700	FJ Next Co., Ltd.	490,448
34,600	Foster Electric Co., Ltd.	463,786
149,100	FUJIFILM Holdings Corp.	6,154,069
8,400	Fujikura Kasei Co., Ltd.	48,724
7,200	Fujimori Kogyo Co., Ltd.	243,466
1,600	Fujishoji Co., Ltd.	16,839
2,800	Fujitsu Frontech Ltd.	33,828
1,100	FuKoKu Co., Ltd.	9,853
31,300	Future Corp.	433,071
14,200	G-Tekt Corp.	246,665
53,800	Geo Holdings Corp.	678,141
24,100	Goldcrest Co., Ltd.	414,682
770,400	GungHo Online Entertainment, Inc.	1,644,759
117,000	Gunma Bank Ltd.	622,965
237,400	Hachijuni Bank Ltd.	1,046,608
37,600	Hamakyorex Co., Ltd.	1,303,790
15,200	Happinet Corp.	210,488
257,600	Haseko Corp.	3,418,283
158,500	Hazama Ando Corp.	1,259,096
44,000	Heiwa Real Estate Co., Ltd.	792,448
154,000	Hitachi Construction Machinery Co., Ltd.	4,952,971
76,000	Hokuetsu Kishu Paper Co., Ltd.	425,009
76,900	Horiba Ltd.	5,307,991
10,500	Imasen Electric Industrial	108,988
24,200	Inaba Denki Sangyo Co., Ltd.	1,021,289
87,900	Isuzu Motors Ltd.	1,189,526
280,200	ITOCHU Corp.	4,975,341
1,400	Iwatsu Electric Co., Ltd.	10,144
381,800	Iyo Bank Ltd.	2,635,236
16,800	Jafco Co., Ltd.	615,047
3,900	Japan Foundation Engineering Co., Ltd.	13,882
49,900	Japan Petroleum Exploration Co., Ltd.	1,182,160
443,100	Japan Post Bank Co., Ltd.	5,317,239
32,700	Kaga Electronics Co., Ltd.	730,644
386,000	Kajima Corp.	3,011,698
50,900	Kaken Pharmaceutical Co., Ltd.	2,640,768
23,500	Kanamoto Co., Ltd.	732,756
647,000	KDDI Corp.	18,010,438
49,400	Keihanshin Building Co., Ltd.	411,491
69,700	Keihin Corp.	1,439,057
69,100	Kinden Corp.	1,110,850
91,000	Kuraray Co., Ltd.	1,286,183
1,900	Kyodo Printing Co., Ltd.	51,640
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	511,579

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

77,000	Maeda Road Construction Co., Ltd.	$1,489,547
105,100	Mamezou Holdings Co., Ltd.	964,278
151,600	Marubeni Corp.	1,157,416
79,800	Mazda Motor Corp.	995,772
3,100	Mitani Corp.	144,477
412,700	Mitsubishi Chemical Holdings Corp.	3,615,025
87,800	Mitsubishi Corp.	2,454,277
117,500	Mitsubishi Gas Chemical Co., Inc.	2,625,299
216,300	Mitsubishi UFJ Financial Group, Inc.	1,327,404
14,000	Mitsuboshi Belting Ltd.	173,232
206,000	Mitsui & Co., Ltd.	3,452,567
36,600	Mitsui Chemicals, Inc.	985,752
43,200	Mitsui Sugar Co., Ltd.	1,311,308
42,100	Mixi, Inc.	1,108,678
3,900	Murakami Corp.	106,380
41,800	Musashi Seimitsu Industry Co., Ltd.	1,422,950
2,600	Natoco Co., Ltd.	27,191
248,500	NHK Spring Co., Ltd.	2,485,567
4,000	Nichireki Co., Ltd.	44,861
10,868	Nichirin Co., Ltd.	236,236
249,900	Nikon Corp.	4,218,556
49,200	Nippo Corp.	926,578
2,900	Nippon Road Co., Ltd.	156,035
472,800	Nippon Telegraph & Telephone Corp.	21,868,675
53,300	Nishio Rent All Co., Ltd.	1,690,718
11,600	Nittetsu Mining Co., Ltd.	557,258
57,900	Nitto Denko Corp.	4,200,997
1,285,300	Nomura Holdings, Inc.	6,094,126
80,300	Nomura Real Estate Holdings, Inc.	1,752,771
9,400	NS Tool Co., Ltd.	247,601
565,500	NTT DOCOMO, Inc.	14,558,753
191,000	Obayashi Corp.	1,994,072
3,500	Okinawa Cellular Telephone Co.	134,191
61,900	OKUMA Corp.	3,495,264
20,600	Okura Industrial Co., Ltd.	481,641
2,800	Pack Corp.	89,098
36,000	Piolax, Inc.	874,904
92,200	Press Kogyo Co., Ltd.	582,674
48,400	San-In Godo Bank Ltd.	454,762
2,000	Sanko Metal Industrial Co., Ltd.	63,551
29,200	Sekisui Jushi Corp.	526,312
676,100	Seven Bank Ltd.	2,046,565
19,100	Shikoku Chemicals Corp.	272,887
37,000	Shin-Etsu Chemical Co., Ltd.	3,742,979
70,600	Shinnihon Corp.	894,043
132,200	Shinsei Bank Ltd.	2,082,158
85,700	Shionogi & Co., Ltd.	4,677,724
178,000	Shizuoka Bank Ltd.	1,645,168
123,800	Showa Corp.	2,082,176
81,600	Sinko Industries Ltd.	1,504,089
43,000	Sintokogio Ltd.	398,005
13,200	SRA Holdings	383,434
121,700	Stanley Electric Co., Ltd.	4,280,170
95,200	Subaru Corp.	2,782,259
665,000	Sumitomo Chemical Co., Ltd.	3,829,554
151,300	Sumitomo Corp.	2,491,417
5,200	Sumitomo Densetsu Co., Ltd.	90,027
102,500	Sumitomo Heavy Industries Ltd.	3,570,969
40,900	Sumitomo Mitsui Financial Group, Inc.	1,623,228
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,678,758
100,000	Suzuki Motor Corp.	5,881,792
32,900	Tachi-S Co., Ltd.	552,409
55,000	Teijin Ltd.	1,027,241
258,200	Toagosei Co., Ltd.	3,025,469
74,500	Tocalo Co., Ltd.	853,796
29,300	Tokyo Electron Ltd.	5,136,287

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

148,400	Tosoh Corp.	$2,423,843
36,100	Towa Bank Ltd.	386,610
38,200	Toyo Ink SC Holdings Co., Ltd.	1,046,015
110,400	Toyota Boshoku Corp.	2,053,064
44,400	TPR Co., Ltd.	1,127,878
75,800	TS Tech Co., Ltd.	3,128,831
261,000	Tsubakimoto Chain Co.	2,403,849
62,000	Ube Industries Ltd.	1,668,907
58,700	Ulvac, Inc.	2,314,381
102,900	Unipres Corp.	2,091,788
3,100	Utoc Corp.	14,558
4,500	V Technology Co., Ltd.	797,987
92,000	Wakita & Co., Ltd.	1,107,202
114,500	Yamaha Motor Co., Ltd.	3,022,795
129,000	Yamanashi Chuo Bank Ltd.	489,677
22,900	Yamazen Corp.	234,252
18,500	Yuasa Trading Co., Ltd.	603,017
458,700	Zeon Corp.	5,196,832
		340,434,384
	Luxembourg - 0.3%
74,061	RTL Group S.A.	5,520,933
5,987	Ternium S.A. ADR	217,029
		5,737,962
	Malaysia - 0.6%
48,400	AFFIN Bank Bhd	30,600
674,400	AMMB Holdings Bhd	667,910
885,300	Astro Malaysia Holdings Bhd	398,548
61,400	British American Tobacco Malaysia Bhd	517,784
1,577,600	Genting Bhd	3,398,640
102,000	Hengyuan Refining Co. Bhd	170,878
35,200	Lingkaran Trans Kota Holdings Bhd	37,581
91,700	Padini Holdings Bhd	135,351
2,155,100	Petronas Chemicals Group Bhd	4,739,691
365,700	Petronas Gas Bhd	1,687,352
525,200	Uchi Technologies Bhd	399,949
513,900	Westports Holdings Bhd	468,939
		12,653,223
	Mexico - 0.8%
388,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	3,243,680
1,303,700	Gentera S.A.B. de C.V.	1,407,382
710,600	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,320,161
20,183	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	1,908,303
1,558,400	Grupo Financiero Inbursa S.A.B. de C.V.	2,571,169
914,100	Grupo Mexico S.A.B. de C.V. Class B	2,877,506
80,100	Megacable Holdings S.A.B. de C.V.	384,346
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	10
		16,712,557
	Monaco - 0.1%
223,800	Costamare, Inc.(4)	1,553,172
	Netherlands - 1.3%
18,625	Aegon N.V.	122,777
29,519	Euronext N.V.(5)	1,832,060
24,894	Koninklijke Vopak N.V.	1,170,922
218,784	NN Group N.V.	9,665,251
241,385	Royal Dutch Shell plc Class A	8,269,847
120,561	Royal Dutch Shell plc Class B	4,222,915
		25,283,772
	New Zealand - 0.3%
55,177	Freightways Ltd.	299,123
380,823	SKY Network Television Ltd.	704,578

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

1,415,041	Trade Me Group Ltd.	$4,682,766
		5,686,467
	Norway - 1.9%
304,101	Austevoll Seafood ASA	4,429,096
279,842	DNO ASA*	592,756
300,452	Equinor ASA	7,971,655
385,342	Leroy Seafood Group ASA	3,030,487
152,593	Salmar ASA	7,785,853
100,425	SpareBank 1 Nord Norge	763,320
454,956	Telenor ASA	8,899,853
126,543	TGS Nopec Geophysical Co. ASA	4,824,621
		38,297,641
	Panama - 0.0%
6,100	Copa Holdings S.A. Class A	593,774
	Philippines - 0.1%
8,501,700	DMCI Holdings, Inc.	1,890,456
	Poland - 0.5%
91,013	Bank Polska Kasa Opieki S.A.	2,786,755
41,373	Enea S.A.*	108,489
55,145	Polski Koncern Naftowy ORLEN S.A.	1,398,534
2,292,387	Polskie Gornictwo Naftowe i Gazownictwo S.A.*	3,464,437
150,767	Powszechna Kasa Oszczednosci Bank Polski S.A.*	1,720,504
		9,478,719
	Portugal - 0.7%
80,224	Altri SGPS S.A.	819,643
622,181	Galp Energia SGPS S.A.	12,778,437
		13,598,080
	Russia - 1.1%
496,404	Gazprom PJSC ADR	2,226,173
80,590	Globaltrans Investment plc GDR	926,785
64,729	LUKOIL PJSC ADR	4,642,002
320,900	Mobile TeleSystems PJSC ADR	2,814,293
21,547	Novatek PJSC GDR	3,421,199
193,509	RusHydro PJSC ADR	198,092
59,346	Severstal PJSC GDR	968,394
555,644	Surgutneftegas OJSC ADR	2,543,939
49,026	Tatneft PJSC ADR	3,379,560
		21,120,437
	Singapore - 1.9%
14,100	Boustead Projects Ltd.	9,373
1,080,200	CapitaLand Ltd.	2,566,070
19,400	China Yuchai International Ltd.	387,224
707,000	First Resources Ltd.(4)	837,003
2,342,000	IGG, Inc.	3,034,962
100,800	Jardine Cycle & Carriage Ltd.	2,495,595
532,300	M1 Ltd.	641,297
10,205,800	Singapore Telecommunications Ltd.	24,011,327
1,030,487	UMS Holdings Ltd.	620,770
330,400	UOL Group Ltd.	1,744,527
245,300	Wing Tai Holdings Ltd.	373,436
386,400	Yanlord Land Group Ltd.	432,277
		37,153,861
	South Africa - 1.8%
480,463	Absa Group Ltd.	6,259,341
122,663	AECI Ltd.	986,055
16,191	Assore Ltd.	338,145
57,879	Astral Foods Ltd.	1,283,514
276,373	AVI Ltd.	2,298,298
160,453	Exxaro Resources Ltd.	1,581,022
91,192	Kumba Iron Ore Ltd.(4)	2,017,561
1,265,621	MMI Holdings Ltd.	1,633,047

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

190,390	Reunert Ltd.	$1,182,628
629,168	RMB Holdings Ltd.	3,932,592
183,869	Standard Bank Group Ltd.	2,843,112
123,105	Tiger Brands Ltd.	3,263,134
303,896	Truworths International Ltd.	1,887,850
496,799	Vodacom Group Ltd.(4)	5,291,518
		34,797,817
	South Korea - 3.5%
42,316	Coway Co., Ltd.	3,548,242
39,205	Hana Financial Group, Inc.	1,576,340
26,667	Hankook Tire Co., Ltd.	1,058,451
49,627	Huchems Fine Chemical Corp.	1,406,810
157,100	Kangwon Land, Inc.	3,648,517
45,532	Kortek Corp.	709,101
35,817	KT&G Corp.	3,537,995
150,677	Mirae Asset Life Insurance Co., Ltd.	729,908
14,975	PSK, Inc.	314,510
450,183	Samsung Electronics Co., Ltd.	18,687,199
5,715	Samsung Electronics Co., Ltd. GDR	5,866,055
92,370	SFA Engineering Corp.	3,036,484
78,913	SK Hynix, Inc.	6,099,214
67,269	SK Telecom Co., Ltd.	15,033,929
31,385	Soulbrain Co., Ltd.	1,678,787
16,532	SundayToz Corp.*	328,812
40,488	Toptec Co., Ltd.*	921,185
86,967	YeaRimDang Publishing Co., Ltd.*	765,331
		68,946,870
	Spain - 2.0%
31,189	Aena SME S.A.(5)	5,663,128
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	938,359
100,643	Bolsas y Mercados Espanoles SHMSF S.A.	3,238,170
7,844	Corp. Financiera Alba S.A.	450,949
1,672,655	Mapfre S.A.	5,249,383
452,815	Mediaset Espana Comunicacion S.A.	3,562,397
548,731	Red Electrica Corp. S.A.	11,630,432
366,964	Repsol S.A.	7,278,719
92,242	Zardoya Otis S.A.	881,583
		38,893,120
	Sweden - 1.6%
277,215	Betsson AB	2,474,411
128,575	Boliden AB	3,827,393
53,511	Bure Equity AB	632,727
91,783	Industrivarden AB Class C	1,933,190
107,708	JM AB	1,983,207
133,452	Mycronic AB(4)	1,359,838
88,701	Nobia AB	666,681
901,958	SKF AB Class B	18,517,527
111,733	Tethys Oil AB	1,385,166
		32,780,140
	Switzerland - 6.4%
239,202	ABB Ltd.	5,491,014
68,409	Adecco Group AG	4,205,593
2,763	dormakaba Holding AG	1,770,398
459,831	Ferrexpo plc	1,173,895
64,908	Flughafen Zurich AG	13,581,690
242,708	Nestle S.A.	19,779,087
292,560	Novartis AG	24,552,135
21,069	Oriflame Holding AG	700,745
102,131	Roche Holding AG	25,088,103
41,762	Swiss Re AG	3,828,876
29,909	Swisscom AG	14,042,142
771,545	UBS Group AG*	12,681,451
		126,895,129

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Taiwan - 4.0%
605,000	Asia Cement Corp.	$808,081
87,000	Aurora Corp.	252,122
764,000	Catcher Technology Co., Ltd.	9,410,602
492,907	Chicony Electronics Co., Ltd.	1,117,314
561,000	Chin-Poon Industrial Co., Ltd.	698,550
2,104,000	China Development Financial Holding Corp.	770,723
885,000	China Life Insurance Co., Ltd.	937,465
626,000	China Motor Corp.	541,204
695,000	Chipbond Technology Corp.	1,498,335
1,273,000	Chunghwa Telecom Co., Ltd.	4,411,614
97,000	Cleanaway Co., Ltd.	587,753
552,000	Co-Tech Development Corp.	698,107
986,000	Compeq Manufacturing Co., Ltd.	1,037,081
19,000	ECOVE Environment Corp.	107,716
285,780	Elite Advanced Laser Corp.	874,335
565,000	Elite Material Co., Ltd.	1,626,137
175,000	Globalwafers Co., Ltd.	2,962,452
1,667,000	Grand Pacific Petrochemical	1,560,711
50,000	Grape King Bio Ltd.	384,442
3,559,000	Innolux Corp.	1,340,416
714,000	ITEQ Corp.	1,686,624
301,000	King’s Town Bank Co., Ltd.	316,999
182,000	LCY Chemical Corp.	306,648
1,292,257	Lite-On Technology Corp.	1,698,330
58,500	Lumax International Corp. Ltd.	116,600
468,000	Micro-Star International Co., Ltd.	1,609,657
291,000	Phison Electronics Corp.	2,418,456
587,000	Pou Chen Corp.	645,720
264,000	Primax Electronics Ltd.	497,362
620,000	Radiant Opto-Electronics Corp.	1,311,133
3,841	Raydium Semiconductor Corp.	6,771
269,000	Ruentex Development Co., Ltd.	298,313
707,000	Ruentex Industries Ltd.*	1,355,898
767,000	Sigurd Microelectronics Corp.	923,099
720,000	Sino-American Silicon Products, Inc.*	2,479,581
32,000	Sirtec International Co., Ltd.	26,796
371,000	Syncmold Enterprise Corp.	698,052
1,190,200	Taiwan Cement Corp.	1,531,567
812,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,492,514
483,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,904,430
343,000	Thinking Electronic Industrial Co., Ltd.	964,306
481,000	Transcend Information, Inc.	1,218,547
451,000	United Integrated Services Co., Ltd.	861,028
		78,993,591
	Thailand - 1.2%
89,800	Advanced Info Service plc NVDR	545,248
213,300	Bangkok Bank PCL NVDR	1,322,707
479,200	Glow Energy plc NVDR	1,348,179
447,200	Kasikornbank PCL NVDR	2,919,649
4,779,800	Krung Thai Bank plc NVDR	2,732,650
1,251,600	PTT Exploration & Production plc NVDR	5,196,506
2,157,900	PTT plc NVDR	3,325,064
240,500	Siam Cement plc NVDR	3,240,280
621,100	Siam Commercial Bank plc NVDR	2,615,598
313,400	Thai Oil PCL NVDR	756,228
6,023,300	TMB Bank plc NVDR	416,887
		24,418,996
	Turkey - 0.8%
1,431,937	Akbank T.A.S.	2,108,388
336,191	Aygaz A.S.	708,791
2,516,097	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. REIT	901,769
1,868,304	Enka Insaat ve Sanayi A.S.	1,853,478
304,614	Eregli Demir ve Celik Fabrikalari T.A.S.	683,569
344,134	Soda Sanayii A.S.	447,339

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

365,127	TAV Havalimanlari Holding A.S.	$2,155,667
140,862	Tekfen Holding A.S.	557,898
736,891	Trakya Cam Sanayii A.S.	659,189
2,040,360	Turkiye Garanti Bankasi A.S.	2,943,821
451,430	Turkiye Halk Bankasi A.S.	637,630
1,397,406	Turkiye Is Bankasi A.S. Class C	1,445,264
2,313,132	Turkiye Sinai Kalkinma Bankasi A.S.	404,655
413,277	Turkiye Vakiflar Bankasi TAO Class D	346,350
1,095,860	Yapi ve Kredi Bankasi A.S.*	472,376
		16,326,184
	United Kingdom - 13.7%
508,205	Acacia Mining plc*	815,795
175,955	Anglo American plc	3,982,887
511,046	Antofagasta plc	6,711,614
473,393	Ashmore Group plc	2,263,849
187,290	Babcock International Group plc	1,755,595
3,483,265	Barclays plc	8,860,742
516,658	Barratt Developments plc	3,618,627
84,585	Berkeley Group Holdings plc	4,140,129
222,912	British American Tobacco plc	12,253,974
115,336	BTG plc*	802,988
179,798	Cairn Energy plc*	576,273
646,160	Centrica plc	1,261,574
288,297	Close Brothers Group plc	6,000,278
1,035,193	Debenhams plc(4)	163,185
89,016	Dialog Semiconductor plc*	1,545,046
49,116	EMIS Group plc	587,941
1,121,726	GlaxoSmithKline plc	23,298,522
213,767	Halfords Group plc	916,065
309,153	Hansteen Holdings plc REIT	446,356
399,600	HSBC Holdings plc	3,821,673
270,412	IG Group Holdings plc	3,264,228
631,734	IMI plc	10,277,567
431,041	Imperial Brands plc	16,507,879
358,421	Jupiter Fund Management plc	2,059,407
7,167,487	Legal & General Group plc	24,665,681
4,708,458	Lloyds Banking Group plc	3,859,419
312,240	Meggitt plc	2,334,871
24,974	Millennium & Copthorne Hotels plc	170,454
533,951	Moneysupermarket.com Group plc	2,201,329
50,569	Next plc	3,937,013
873,873	Ophir Energy plc*	496,652
88,550	Persimmon plc	2,880,051
679,216	Prudential plc	16,025,104
165,662	QinetiQ Group plc	588,815
140,712	Rio Tinto Ltd.	8,504,230
284,941	Rio Tinto plc	15,643,506
2,742,514	Royal Bank of Scotland Group plc*	9,171,412
76,527	Royal Mail plc	470,836
130,273	Sage Group plc	1,063,556
301,371	Smiths Group plc	6,369,003
288,231	Soco International plc	362,428
311,310	Spectris plc	9,455,760
37,383	Staffline Group plc	535,812
767,804	Standard Chartered plc	6,923,547
30,428	Superdry plc	496,754
277,560	Tate & Lyle plc	2,270,163
850,923	Taylor Wimpey plc	1,952,752
407,099	TI Fluid Systems plc(5)	1,374,556
220,373	Unilever N.V.(4)	12,713,529
102,280	Unilever plc	5,842,740
141,389	Victrex plc	5,858,223
224,869	William Hill plc	877,723
559,997	WPP plc	8,759,460
		271,737,573

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	United States - 0.2%
299,100	Alacer Gold Corp.*		$648,393
393,300	Argonaut Gold, Inc.*		665,150
107,300	Bausch Health Cos., Inc.*		2,331,838
195,300	Tahoe Resources, Inc.		876,774

			4,522,155

	Total Common Stocks (cost $1,894,254,246)		$1,899,664,692

Preferred Stocks - 0.8%
	Brazil - 0.4%
803,800	AES Tiete Energia S.A.		424,033
678,300	Banco Bradesco S.A.		5,517,411
136,000	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%		569,973
346,000	Cia de Saneamento do Parana		765,140

			7,276,557

	Germany - 0.4%
568,954	Schaeffler AG		7,799,846
2,328	STO SE & Co. KGaA		299,447

			8,099,293

	Total Preferred Stocks (cost $17,079,827)		$15,375,850

	Total Long-Term Investments (cost $1,911,334,073)		$1,915,040,542

Short-Term Investments - 4.8%
	Other Investment Pools & Funds - 3.2%
63,285,051	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(6)		63,285,051

	Securities Lending Collateral - 1.6%
1,596,463	Citibank NA DDCA, 1.91%, 08/01/2018(6)		1,596,463
16,412,939	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(6)		16,412,939
6,574,494	Invesco Government & Agency Portfolio, 1.81%(6)		6,574,494
3,388,932	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(6)		3,388,932
3,956,433	Western Asset Institutional Government Class A Fund, 1.76%(6)		3,956,433

			31,929,261

	Total Short-Term Investments (cost $95,214,312)		$95,214,312

	Total Investments (cost $2,006,548,385)	101.5%	$2,010,254,854
	Other Assets & Liabilities	(1.5)%	(28,950,057)

	Total Net Assets	100.0%	$1,981,304,797

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of these securities was $393,959, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of these securities was $12,164, which represented 0.0% of total net assets.
(4)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(5)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $27,980,804, which represented 1.4% of total net assets.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	298	09/21/2018	$29,864,070	$425,068

Total futures contracts				$425,068

Foreign Currency Contracts Outstanding at July 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation

4,841,300	GBP	6,373,329	USD	JPM	08/02/18	$—	$(18,372)
7,039,900	GBP	9,376,401	USD	CBK	08/02/18	—	(135,439)
51,754,200	TRY	10,601,936	USD	JPM	08/02/18	—	(103,482)
15,663,193	USD	11,881,200	GBP	JPM	08/02/18	67,273	—
6,383,801	USD	4,841,300	GBP	JPM	09/12/18	17,767	—
10,697,682	USD	51,754,200	TRY	BOA	08/02/18	199,228	—
10,414,936	USD	51,754,200	TRY	JPM	09/12/18	106,911	—

Total						$391,179	$(257,293)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
GBP	British Pound
TRY	Turkish Lira
USD	United States Dollar

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$92,036,588	$170,478	$91,866,110	$—
Austria	6,725,716	—	6,725,716	—
Belgium	11,587,418	—	11,587,418	—
Brazil	25,230,599	25,230,599	—	—
Cambodia	191,463	—	191,463	—
Canada	97,453,187	97,453,187	—	—
Cayman Islands	928,443	—	928,443	—
Chile	11,107,604	11,107,604	—	—
China	84,590,553	4,501,845	80,088,708	—
Colombia	3,068,732	3,068,732	—	—
Czech Republic	370,467	—	370,467	—
Denmark	12,308,820	2,550,325	9,758,495	—
Egypt	1,190,853	—	1,190,853	—
Finland	23,441,335	—	23,441,335	—
France	107,468,644	3,823,206	103,645,438	—
Georgia	1,028,873	—	1,028,873	—
Germany	46,583,998	—	46,583,998	—
Greece	1,047,906	—	1,047,906	—
Hong Kong	59,870,248	44,191	59,813,893	12,164
Hungary	9,769,996	—	9,769,996	—
India	9,996,296	9,996,296	—	—
Indonesia	12,840,506	—	12,840,506	—
Ireland	1,719,515	—	1,719,515	—
Isle of Man	3,766,928	—	3,766,928	—
Israel	24,978,864	7,687,285	17,291,579	—
Italy	21,855,060	1,869,806	19,985,254	—
Japan	340,434,384	—	340,434,384	—
Luxembourg	5,737,962	217,029	5,520,933	—
Malaysia	12,653,223	1,260,142	11,393,081	—
Mexico	16,712,557	16,712,557	—	—
Monaco	1,553,172	1,553,172	—	—
Netherlands	25,283,772	—	25,283,772	—
New Zealand	5,686,467	—	5,686,467	—
Norway	38,297,641	—	38,297,641	—
Panama	593,774	593,774	—	—
Philippines	1,890,456	—	1,890,456	—
Poland	9,478,719	—	9,478,719	—
Portugal	13,598,080	—	13,598,080	—
Russia	21,120,437	4,078,630	17,041,807	—
Singapore	37,153,861	396,597	36,757,264	—
South Africa	34,797,817	10,197,530	24,600,287	—
South Korea	68,946,870	7,086,237	61,860,633	—
Spain	38,893,120	—	38,893,120	—
Sweden	32,780,140	—	32,780,140	—
Switzerland	126,895,129	—	126,895,129	—
Taiwan	78,993,591	21,246,595	57,746,996	—
Thailand	24,418,996	—	24,418,996	—
Turkey	16,326,184	—	16,326,184	—
United Kingdom	271,737,573	8,105,082	263,632,491	—
United States	4,522,155	4,522,155	—	—
Preferred Stocks	15,375,850	7,576,004	7,799,846	—
Short-Term Investments	95,214,312	95,214,312	—	—
Foreign Currency Contracts(2)	391,179	—	391,179	—
Futures Contracts(2)	425,068	425,068	—	—

Total	$2,011,071,101	$346,688,438	$1,664,370,499	$12,164

Liabilities
Foreign Currency Contracts(2)	$(257,293)	$—	$(257,293)	$—

Total	$(257,293)	$—	$(257,293)	$—

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

(1)

For the period ended July 31, 2018, investments valued at $45,501,032 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $11,470,690 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders International Stock Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Australia - 3.6%
170,134	BHP Billiton plc	$3,915,415
554,044	Brambles Ltd.	4,069,085
		7,984,500
	Austria - 1.4%
74,218	Erste Group Bank AG*	3,205,575
	Brazil - 0.9%
332,900	B3 S.A. - Brasil Bolsa Balcao	2,110,061
	Canada - 1.8%
73,595	Nutrien Ltd.	3,996,992
	China - 7.5%
27,364	Alibaba Group Holding Ltd. ADR*	5,123,362
700,200	China Pacific Insurance Group Co., Ltd. Class H	2,739,728
75,189	iQIYI, Inc. ADR*(1)	2,407,552
143,500	Tencent Holdings Ltd.	6,531,311
		16,801,953
	France - 9.5%
32,073	Essilor International Cie Generale d’Optique S.A.	4,726,407
57,746	Schneider Electric SE	4,635,030
119,437	Total S.A.	7,790,314
157,877	Vivendi S.A.	4,090,447
		21,242,198
	Germany - 13.2%
17,320	adidas AG	3,829,338
41,632	BASF SE	3,990,781
41,429	Bayer AG	4,612,171
47,712	Bayerische Motoren Werke AG	4,612,810
17,960	Continental AG	4,138,988
137,661	Infineon Technologies AG	3,645,643
18,054	Linde AG	4,464,697
		29,294,428
	Hong Kong - 5.7%
675,800	AIA Group Ltd.	5,915,651
415,000	China Mobile Ltd.	3,748,867
75,206	Jardine Strategic Holdings Ltd.	3,004,305
		12,668,823
	India - 1.8%
125,667	HDFC Bank Ltd.(2)(3)	3,921,010
	Italy - 1.0%
694,466	Intesa Sanpaolo S.p.A.	2,128,285
	Japan - 10.1%
101,000	Bridgestone Corp.	3,984,085
6,200	Keyence Corp.	3,279,603
11,900	Nintendo Co., Ltd.	4,024,426
133,800	Recruit Holdings Co., Ltd.	3,666,314
238,400	Sekisui Chemical Co., Ltd.	4,267,036
9,500	SMC Corp.	3,219,156
		22,440,620
	Luxembourg - 1.3%
152,496	Tenaris S.A.	2,793,674
	Norway - 2.9%
190,162	DNB ASA	3,829,243
448,839	Norsk Hydro ASA	2,560,193
		6,389,436
	Singapore - 1.6%
422,300	Oversea-Chinese Banking Corp. Ltd.	3,597,645

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	South Korea - 2.1%
111,884	Samsung Electronics Co., Ltd.	$4,644,330

	Spain - 1.8%
537,642	Banco Bilbao Vizcaya Argentaria S.A.	3,938,578

	Sweden - 3.4%
424,129	Skandinaviska Enskilda Banken AB Class A	4,533,980
152,682	SKF AB Class B	3,134,617

		7,668,597

	Switzerland - 7.4%
15,764	Lonza Group AG*	4,852,431
96,747	Nestle S.A.	7,884,237
231,189	UBS Group AG*	3,799,924

		16,536,592

	Taiwan - 2.5%
694,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,549,021

	Thailand - 0.9%
313,200	Kasikornbank PCL NVDR	2,044,799

	United Kingdom - 12.1%
66,975	AstraZeneca plc	5,155,480
547,973	Aviva plc	3,591,260
143,285	Diageo plc	5,256,763
63,809	Reckitt Benckiser Group plc	5,688,608
1,802,719	Vodafone Group plc	4,403,971
55,669	Whitbread plc	2,859,724

		26,955,806

	United States - 4.6%
1,823	Booking Holdings, Inc.*	3,698,357
48,016	Philip Morris International, Inc.	4,143,781
616,500	Samsonite International S.A.*(4)	2,333,897

		10,176,035

	Total Common Stocks (cost $186,676,492)	$216,088,958

	Total Long-Term Investments (cost $186,676,492)	$216,088,958

Short-Term Investments - 3.8%
	Other Investment Pools & Funds - 2.8%
6,128,045	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(5)	6,128,045

	Securities Lending Collateral - 1.0%
117,180	Citibank NA DDCA, 1.91%, 08/01/2018(5)	117,180
1,204,706	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(5)	1,204,706
482,566	Invesco Government & Agency Portfolio, 1.81%(5)	482,566
248,747	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(5)	248,747
290,401	Western Asset Institutional Government Class A Fund, 1.76%(5)	290,401

		2,343,600

	Total Short-Term Investments (cost $8,471,645)	$8,471,645

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $195,148,137)	100.9%	$224,560,603
Other Assets and Liabilities	(0.9)%	(2,014,026)

Total Net Assets	100.0%	$222,546,577

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2018, the aggregate fair value of this security was $3,921,010, which represented 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At July 31, 2018, the aggregate value of this security was $3,921,010, which represented 1.8% of total net assets.

(4)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2018, the aggregate value of this security was $2,333,897, which represented 1.0% of total net assets.

(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
NVDR	Non-Voting Depositary Receipt

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$7,984,500	$—	$7,984,500	$—
Austria	3,205,575	—	3,205,575	—
Brazil	2,110,061	2,110,061	—	—
Canada	3,996,992	3,996,992	—	—
China	16,801,953	7,530,914	9,271,039	—
France	21,242,198	—	21,242,198	—
Germany	29,294,428	—	29,294,428	—
Hong Kong	12,668,823	—	12,668,823	—
India	3,921,010	—	—	3,921,010
Italy	2,128,285	—	2,128,285	—
Japan	22,440,620	—	22,440,620	—
Luxembourg	2,793,674	—	2,793,674	—
Norway	6,389,436	—	6,389,436	—
Singapore	3,597,645	—	3,597,645	—
South Korea	4,644,330	—	4,644,330	—
Spain	3,938,578	—	3,938,578	—
Sweden	7,668,597	—	7,668,597	—
Switzerland	16,536,592	—	16,536,592	—
Taiwan	5,549,021	—	5,549,021	—
Thailand	2,044,799	—	2,044,799	—
United Kingdom	26,955,806	—	26,955,806	—
United States	10,176,035	7,842,138	2,333,897	—
Short-Term Investments	8,471,645	8,471,645	—	—

Total	$224,560,603	$29,951,750	$190,687,843	$3,921,010

(1)

For the period ended July 31, 2018, investments valued at $3,955,028 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; there were no transferred from Level 2 to Level 1 and investment valued at $2,572,596 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The following is a roll forward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2018:

	Common Stocks	Total

Beginning balance	$ -	$-
Purchases	1,264,246	1,264,246
Sales	(251,764)	(251,764)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	24,759	24,759
Net change in unrealized appreciation/depreciation	311,173	311,173
Transfers into Level 3	2,572,596	2,572,596
Transfers out of Level 3	-	-

Ending balance	$ 3,921,010	$3,921,010

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2018 was $311,173.

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 11.8%
	Agriculture - 0.1%
$ 182,000	Reynolds American, Inc. 5.70%, 08/15/2035	$198,547

	Commercial Banks - 6.0%
2,728,000	Bank of America Corp. 3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(1)	2,637,543
580,000	Bank of America NA 6.00%, 10/15/2036	692,699
1,183,000	Barclays plc 4.38%, 01/12/2026	1,157,601
	Citigroup, Inc.
8,000	6.88%, 06/01/2025	9,098
1,430,000	8.13%, 07/15/2039	2,068,438
3,620,000	Goldman Sachs Group, Inc. 3.20%, 02/23/2023	3,537,280
3,665,000	Morgan Stanley 3 mo. USD LIBOR + 1.140%, 3.77%, 01/24/2029(1)	3,536,920

		13,639,579

	Insurance - 1.3%
730,000	Aflac, Inc. 6.45%, 08/15/2040	898,661
2,342,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(1)	2,154,640

		3,053,301

	Oil & Gas - 2.4%
	Marathon Petroleum Corp.
1,674,000	3.63%, 09/15/2024	1,647,839
990,000	4.75%, 09/15/2044	969,271
1,845,000	Noble Energy, Inc. 3.90%, 11/15/2024	1,823,240
1,320,000	Petroleos Mexicanos 5.63%, 01/23/2046	1,085,700

		5,526,050

	Pharmaceuticals - 0.7%
1,605,000	CVS Health Corp. 4.30%, 03/25/2028	1,600,227

	Pipelines - 1.3%
791,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	822,877
900,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	951,773
997,000	Kinder Morgan Energy Partners L.P. 5.80%, 03/15/2035	1,062,454

		2,837,104

	Total Corporate Bonds (cost $25,396,732)	$26,854,808

Municipal Bonds - 76.4%
	Alabama - 0.3%
580,000	Alabama Housing Finance Auth 1.35%, 01/01/2020(2)	577,494

	Arizona - 1.0%
	City of Phoenix Civic Improvement Corp.
350,000	5.00%, 07/01/2026	411,093
350,000	5.00%, 07/01/2027	414,302
460,000	5.00%, 07/01/2028	541,714
	Scottsdale, AZ, Municipal Property Corp.
100,000	5.00%, 07/01/2030	120,059
600,000	5.00%, 07/01/2034	742,476

		2,229,644

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	California - 5.4%
$ 220,000	California Educational Facs Auth 5.25%, 04/01/2040	$288,037
	California State Communities DA Rev
475,000	1.25%, 08/01/2019(2)	475,000
700,000	2.63%, 11/01/2033(2)	704,676
20,000	East Side, CA, Union High School Dist GO 5.25%, 02/01/2024	23,243
2,000,000	Escondido, CA, Union High School Dist GO 0.00%, 08/01/2041(3)	784,560
1,000,000	Merced Union High School Dist GO, CA 0.00%, 08/01/2034(3)	561,540
4,675,000	Moreno Valley, CA, USD GO 0.00%, 08/01/2025(3)	3,837,848
200,000	North Orange County, CA, Community College Dist GO 0.00%, 08/01/2028(3)	150,420
300,000	Rialto, CA, USD GO 0.00%, 08/01/2029(3)	211,362
2,580,000	Sacramento, CA, Municipal Utility Dist 5.00%, 08/15/2041	2,880,828
1,595,000	San Francisco, CA, Public Utilities Commission Water Rev 5.00%, 11/01/2041	1,739,938
100,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021	106,507
525,000	University of California 5.00%, 05/15/2038	587,612

		12,351,571

	Colorado - 0.2%
420,000	Univ. of Colorado 5.00%, 06/01/2028	509,368

	Connecticut - 1.1%
2,420,000	State of Connecticut, Special Tax Rev. 5.00%, 01/01/2021	2,587,246

	District of Columbia - 1.7%
1,910,000	Dist. of Columbia Housing Finance Agcy. 2.00%, 09/01/2021(2)	1,906,505
230,000	Dist. of Columbia Water & Sewer Auth 5.00%, 10/01/2044	254,396
	Dist. of Columbia, GO
855,000	5.00%, 06/01/2028(4)	1,032,789
600,000	5.00%, 06/01/2032	697,452

		3,891,142

	Florida - 3.0%
470,000	Escambia County, FL, Housing Finance Auth 2.05%, 05/01/2021(2)	471,523
1,025,000	Florida Housing Finance Corp. 4.00%, 07/01/2049(4)	1,086,408
1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	1,994,725
1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00%, 10/01/2042	2,119,992
1,120,000	Pinellas County Housing Finance Auth 1.85%, 01/01/2022(2)	1,116,113

		6,788,761

	Georgia - 5.2%
2,740,000	Burke County, GA, DA Rev 1.85%, 12/01/2049(2)	2,737,425
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	58,363
35,000	5.00%, 12/01/2027	41,189
25,000	5.00%, 12/01/2028	29,264
80,000	5.00%, 12/01/2029	93,146
55,000	5.00%, 12/01/2030	63,795

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 55,000	5.00%, 12/01/2032	$63,457
35,000	5.00%, 12/01/2033	40,229
55,000	5.00%, 12/01/2034	63,024
3,945,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(2)	4,204,423
420,000	Metropolitan Atlanta, GA, Rapid Transit Auth 5.25%, 07/01/2029	521,094
3,930,000	Northwest Georgia Consolidated Housing Auth 1.70%, 12/01/2020(2)	3,912,433

		11,827,842

	Illinois - 3.6%
	Champaign County Community Unit School Dist. No 4 Champaign
235,000	5.00%, 01/01/2027	268,041
475,000	5.00%, 01/01/2029	537,382
390,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	465,403
1,060,000	Chicago, IL, O’Hare International Airport 5.25%, 01/01/2032	1,228,466
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,292,980
135,000	City of Chicago, IL, GO 5.25%, 01/01/2020	141,007
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(3)	75,738
330,000	5.00%, 06/15/2050	342,085
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,481,314
2,110,000	State of Illinois 5.00%, 11/01/2028	2,266,562

		8,098,978

	Iowa - 1.5%
2,840,000	Iowa Finance Auth 5.00%, 08/01/2028	3,413,964

	Kentucky - 1.1%
	Kentucky State Property & Building Commission
660,000	5.00%, 05/01/2024	743,279
1,175,000	5.00%, 08/01/2024	1,327,186
445,000	5.00%, 05/01/2025	505,084

		2,575,549

	Maryland - 0.7%
1,255,000	Washington Suburban Sanitary Commission, GO 5.00%, 06/01/2027	1,509,903

	Massachusetts - 3.8%
	Commonwealth of Massachusetts, GO
1,685,000	5.00%, 01/01/2035	1,961,070
250,000	5.25%, 09/01/2024	294,105
	Massachusetts Bay Transportation Auth
190,000	5.25%, 07/01/2030	236,658
45,000	5.25%, 07/01/2031	56,543
75,000	Massachusetts Health & Educational Facs Auth 0.90%, 07/01/2027(2)	75,000
3,570,000	Massachusetts Housing Finance Agcy. 1.90%, 02/01/2021(2)	3,561,611
2,170,000	Massachusetts School Building Auth 5.00%, 10/15/2041	2,339,369

		8,524,356

	Michigan - 0.9%
	Michigan Finance Auth
385,000	5.00%, 12/01/2022	431,654
480,000	5.00%, 08/01/2023	542,789
	Southgate, MI, Community School Dist GO
255,000	5.00%, 05/01/2024	290,680
350,000	5.00%, 05/01/2025	401,898

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 320,000	State of Michigan 5.00%, 03/15/2027	$377,600

		2,044,621

	Minnesota - 0.9%
	Housing & Redev. Auth of The City of State Paul Minnesota
1,355,000	1.25%, 08/01/2020(2)	1,344,580
275,000	2.15%, 03/01/2021(2)	275,270
365,000	2.20%, 09/01/2021(2)	366,467

		1,986,317

	Nevada - 0.7%
1,490,000	Nevada Housing Division 1.20%, 02/01/2019(2)	1,490,000

	New Jersey - 3.2%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,686,470
	New Jersey Economic Dev. Auth
70,000	5.00%, 03/01/2026	75,327
285,000	5.00%, 06/15/2027	321,514
565,000	5.00%, 06/15/2028	633,235
485,000	New Jersey Housing & Mortgage Finance Agcy. 1.35%, 02/01/2020(2)	484,137
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	451,049
100,000	5.25%, 12/15/2022	110,658
685,000	5.50%, 12/15/2022	766,529
	New Jersey Turnpike Auth
1,000,000	5.00%, 01/01/2023	1,126,273
605,000	5.00%, 01/01/2029	715,013
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	853,583

		7,223,788

	New Mexico - 0.3%
690,000	County of Bernalillo, NM 1.40%, 03/01/2020(2)	688,848

	New York - 4.0%
1,565,000	New York City, NY, Transitional Finance Auth 5.00%, 02/01/2034	1,729,747
6,335,000	New York State Dormitory Auth 5.00%, 02/15/2030	7,402,321

		9,132,068

	North Carolina - 5.3%
2,005,000	Durham Housing Auth 1.80%, 01/01/2021(2)	2,000,529
7,480,000	Fayetteville Metropolitan Housing Auth 1.95%, 01/01/2022(2)	7,436,242
	Wake County, NC, GO
875,000	5.00%, 03/01/2024	1,010,441
1,250,000	5.00%, 03/01/2027	1,503,875

		11,951,087

	Ohio - 5.4%
340,000	Cincinnati, OH, City School Dist GO 5.25%, 12/01/2021	376,700
1,205,000	City of Columbus OH, GO 5.00%, 04/01/2028	1,444,855
915,000	Cuyahoga, OH, Metropolitan Housing Auth 2.20%, 06/01/2021(2)(4)	917,773
1,660,000	Ohio Housing Finance Agcy. 1.25%, 09/01/2020(2)	1,651,318
	Ohio State University
5,000	5.00%, 12/01/2021	5,505
115,000	5.00%, 12/01/2030	141,323
125,000	5.00%, 12/01/2031	154,103

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Ohio Turnpike & Infrastructure Commission
$ 2,500,000	0.00%, 02/15/2036(3)	$1,285,325
2,355,000	0.00%, 02/15/2037(3)	1,150,959
1,680,000	0.00%, 02/15/2038(3)	782,426
1,395,000	0.00%, 02/15/2041(3)	570,150
	State of Ohio
965,000	5.00%, 08/01/2027	1,158,299
2,110,000	5.00%, 12/15/2027	2,522,822

		12,161,558

	Oregon - 0.2%
425,000	State of Oregon Department of Transportation 5.00%, 11/15/2026	508,627

	Pennsylvania - 5.7%
635,000	Commonwealth Financing Auth 5.00%, 06/01/2032	715,874
1,295,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	1,483,513
1,400,000	Pennsylvania Convention Center Auth 6.00%, 09/01/2019	1,433,726
5,960,000	Pennsylvania Housing Finance Agcy. 1.65%, 11/01/2020(2)	5,943,848
	Pennsylvania Turnpike Commission
240,000	5.00%, 12/01/2026	280,730
705,000	5.00%, 12/01/2027	826,500
445,000	5.00%, 12/01/2028	514,202
1,250,000	Pittsburgh Housing Auth, PA 1.40%, 10/01/2021(2)	1,242,825
	Reading, PA, School Dist GO
85,000	5.00%, 03/01/2021	91,070
50,000	5.00%, 03/01/2023	55,584
70,000	5.00%, 03/01/2024	78,905
70,000	5.00%, 03/01/2025	79,782
55,000	5.00%, 03/01/2026	63,171
50,000	5.00%, 03/01/2027	57,801

		12,867,531

	South Carolina - 3.8%
75,000	Charleston, SC, Waterworks & Sewer System Rev 5.00%, 01/01/2041	80,791
6,375,000	Patriots Energy Group Financing Agcy., SC 4.00%, 10/01/2048(2)(4)	6,769,102
1,345,000	SCAGO, SC, Educational Facs Corp. Pickens School Dist 5.00%, 12/01/2025	1,551,242
95,000	Tobacco Settlement Revenue Magm. Auth 6.38%, 05/15/2030	125,538

		8,526,673

	Tennessee - 2.6%
1,175,000	Chattanooga Health Educational & Housing Fac. Board 1.75%, 12/01/2020(2)	1,173,755
2,010,000	Knoxville’s Community Dev. Corp., TN 1.20%, 02/01/2020	1,988,754
630,000	Memphis Health Educational & Housing Fac. Board 1.80%, 12/01/2020(2)	630,655
	Metropolitan Gov’t Nashville & Davidson County Health & Educational Facs Bd
1,760,000	1.75%, 12/01/2020(2)	1,758,134
345,000	1.80%, 12/01/2020(2)	344,907

		5,896,205

	Texas - 10.1%
	Aldine, TX, Independent School Dist.
1,715,000	5.00%, 02/15/2026	2,016,840
815,000	5.00%, 02/15/2027	966,606
2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,662,660

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

$ 2,020,000	Burleson, TX, Independent School Dist. 5.00%, 02/01/2047	$2,305,709
210,000	Dallas Area, TX, Rapid Transit 5.25%, 12/01/2030	261,093
100,000	Fort Bend, TX, ISD GO 4.75%, 08/15/2034	100,128
370,000	Frisco, TX, ISD GO 5.00%, 08/15/2041	392,404
	Harris County Cultural Education Facs. Finance Corp.
430,000	5.00%, 11/15/2027	515,424
450,000	5.00%, 11/15/2028	536,935
430,000	5.00%, 11/15/2029	510,737
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	48,049
1,180,000	Houston, TX, Independent School Dist. 5.00%, 02/15/2025	1,374,641
100,000	North East, TX, ISD GO 5.25%, 02/01/2027	120,595
	North Texas Tollway Auth Rev
525,000	5.00%, 01/01/2024	598,768
160,000	6.00%, 01/01/2028	162,774
5,000	6.10%, 01/01/2028	5,098
675,000	Texas Department of Housing & Community Affairs 2.23%, 05/01/2021(2)	676,836
680,000	Texas State Affordable Housing Corp. 1.90%, 12/01/2020(2)	679,551
4,610,000	Texas State Water Dev Board 5.00%, 10/15/2028	5,526,975
	University of Texas
450,000	5.00%, 08/15/2027	541,291
340,000	5.00%, 08/15/2028	408,367
450,000	5.00%, 08/15/2029	537,273
880,000	5.00%, 05/15/2035	1,018,688
480,000	5.25%, 07/01/2028	590,525
460,000	Washington County, TX, Housing Corp. 1.50%, 01/01/2020(2)	458,974

		23,016,941

	Utah - 0.8%
1,580,000	State of Utah 5.00%, 07/01/2027	1,907,866

	Virginia - 2.7%
820,000	City of Alexandria VA, GO 5.00%, 07/01/2027	990,888
1,990,000	County of Fairfax VA 5.00%, 10/01/2027	2,407,820
2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	2,799,577

		6,198,285

	West Virginia - 0.5%
	West Virginia Commissioner of Highways
360,000	5.00%, 09/01/2026	424,897
560,000	5.00%, 09/01/2027	665,577

		1,090,474

	Wisconsin - 0.7%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032	945,970
650,000	5.00%, 04/01/2033	742,651

		1,688,621

	Total Municipal Bonds (cost $169,436,231)	$173,265,328

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

U.S. Government Securities - 11.0%
	U.S. Treasury Securities - 11.0%
	U.S. Treasury Notes - 11.0%
$ 1,064,000	1.13%, 02/28/2019		$1,057,017
2,197,000	2.25%, 02/15/2021		2,170,310
21,804,000	2.63%, 02/28/2023		21,609,808

	Total U.S. Government Securities (cost $24,852,665)		$24,837,135

	Total Long-Term Investments (cost $219,685,628)		$224,957,271

Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 3.9%
8,967,304	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(5)		8,967,304

	Total Short-Term Investments (cost $8,967,304)		$8,967,304

	Total Investments (cost $228,652,932)	103.1%	$233,924,575
	Other Assets & Liabilities	(3.1)%	(7,124,529)

	Total Net Assets	100.0%	$226,800,046

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2018.
(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,808,136 at July 31, 2018.
(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$26,854,808	$—	$26,854,808	$—
Municipal Bonds	173,265,328	—	173,265,328	—
U.S. Government Securities	24,837,135	—	24,837,135	—
Short-Term Investments	8,967,304	8,967,304	—	—

Total	$233,924,575	$8,967,304	$224,957,271	$—

(1)	For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 90.2%
	Automobiles & Components - 1.5%
3,564	Cooper-Standard Holdings, Inc.*	$480,427
29,338	Gentherm, Inc.*	1,329,012
22,673	Standard Motor Products, Inc.	1,105,082
		2,914,521
	Banks - 11.7%
35,861	CenterState Bank Corp.	995,143
39,506	Chemical Financial Corp.	2,243,941
5,512	First Citizens BancShares, Inc. Class A	2,242,392
97,657	First Horizon National Corp.	1,747,084
37,629	First Merchants Corp.	1,776,089
91,578	First Midwest Bancorp, Inc.	2,442,385
43,865	Heritage Financial Corp.	1,537,468
21,783	Lakeland Financial Corp.	1,056,257
37,952	OceanFirst Financial Corp.	1,107,060
21,210	Union Bankshares Corp.	859,217
60,632	United Community Banks, Inc.	1,820,779
23,478	Univest Corp. of Pennsylvania	640,949
23,834	Westamerica Bancorp(1)	1,430,517
38,756	Western Alliance Bancorp.*	2,198,240
		22,097,521
	Capital Goods - 10.8%
16,515	Dycom Industries, Inc.*	1,472,477
31,402	EnPro Industries, Inc.	2,398,799
23,917	ESCO Technologies, Inc.	1,488,833
15,316	Fortune Brands Home & Security, Inc.	888,328
14,280	Franklin Electric Co., Inc.	706,146
25,080	Generac Holdings, Inc.*	1,348,050
33,967	Hexcel Corp.	2,344,063
12,127	IDEX Corp.	1,862,465
40,819	MasTec, Inc.*	1,900,124
6,301	Maxar Technologies Ltd.	308,560
63,445	REV Group, Inc.(1)	1,089,351
16,182	Simpson Manufacturing Co., Inc.	1,180,639
47,709	Univar, Inc.*	1,311,520
14,558	Valmont Industries, Inc.	2,033,025
		20,332,380
	Commercial & Professional Services - 2.3%
50,534	Advanced Disposal Services, Inc.*	1,243,136
22,886	ASGN, Inc.*	2,066,606
23,142	Covanta Holding Corp.	416,556
27,641	Knoll, Inc.	623,305
		4,349,603
	Consumer Durables & Apparel - 4.8%
37,530	Brunswick Corp.	2,413,179
11,386	Cavco Industries, Inc.*	2,418,956
24,563	Oxford Industries, Inc.	2,262,744
37,969	Steven Madden Ltd.	2,052,224
		9,147,103
	Consumer Services - 6.1%
41,048	Cheesecake Factory, Inc.	2,299,919
85,184	Del Frisco’s Restaurant Group, Inc.*	728,323
63,124	Extended Stay America, Inc.	1,343,910
2,477	Graham Holdings Co. Class B	1,384,643
9,316	Jack in the Box, Inc.	784,780
52,496	PlayAGS, Inc.*	1,498,761
30,680	Red Rock Resorts, Inc. Class A	1,084,231
41,233	ServiceMaster Global Holdings, Inc.*	2,349,869
		11,474,436

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Diversified Financials - 1.5%
79,274	Compass Diversified Holdings(1)	$1,379,368
74,564	Golub Capital BDC, Inc.	1,405,531
		2,784,899
	Energy - 3.3%
83,855	ProPetro Holding Corp.*	1,378,576
25,136	Ring Energy, Inc.*	310,681
99,349	Solaris Oilfield Infrastructure, Inc. Class A*(1)	1,558,786
180,207	SRC Energy, Inc.*	2,039,943
35,387	World Fuel Services Corp.	984,820
		6,272,806
	Food & Staples Retailing - 0.9%
48,449	Performance Food Group Co.*	1,736,897

	Food, Beverage & Tobacco - 0.9%
48,662	Darling Ingredients, Inc.*	977,620
28,976	Hain Celestial Group, Inc.*	824,077
		1,801,697
	Health Care Equipment & Services - 3.6%
3,234	Cooper Cos., Inc.	842,457
19,008	DENTSPLY SIRONA, Inc.	914,475
38,419	Invacare Corp.	685,779
51,446	K2M Group Holdings, Inc.*	1,047,955
10,240	Masimo Corp.*	1,018,061
24,314	Patterson Cos., Inc.(1)	596,179
6,942	Teladoc, Inc.*	415,479
11,506	West Pharmaceutical Services, Inc.	1,261,633
		6,782,018
	Insurance - 3.7%
25,005	AMERISAFE, Inc.	1,570,314
75,040	Brown & Brown, Inc.	2,195,670
60,034	National General Holdings Corp.	1,655,738
11,764	Reinsurance Group of America, Inc.	1,664,606
		7,086,328
	Materials - 5.6%
46,912	Ardagh Group S.A.	744,494
32,020	Ashland Global Holdings, Inc.	2,629,162
145,004	Graphic Packaging Holding Co.	2,106,908
63,970	Pretium Resources, Inc.*(1)	524,554
22,369	Sensient Technologies Corp.	1,551,514
23,636	Steel Dynamics, Inc.	1,113,019
86,129	Valvoline, Inc.	1,945,654
		10,615,305
	Media - 1.4%
52,934	Cineplex, Inc.(1)	1,189,016
30,576	Hemisphere Media Group, Inc.*	366,912
210,480	MDC Partners, Inc. Class A*	1,073,448
		2,629,376
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
11,155	Akorn, Inc.*	206,591
12,627	Bio-Techne Corp.	2,028,401
51,985	Catalent, Inc.*	2,167,775
30,569	Flexion Therapeutics, Inc.*(1)	729,376
24,433	Intra-Cellular Therapies, Inc.*	490,370
25,173	Pacira Pharmaceuticals, Inc.*	1,011,955
6,586	Puma Biotechnology, Inc.*	317,116
17,557	Repligen Corp.*	848,530
38,696	Syneos Health, Inc.*	1,906,745
		9,706,859
	Real Estate - 5.8%
67,386	Columbia Property Trust, Inc. REIT	1,562,008

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

26,788	Douglas Emmett, Inc. REIT	$1,040,446
20,853	Equity LifeStyle Properties, Inc. REIT	1,897,414
59,220	Gramercy Property Trust REIT	1,622,036
2,335	HFF, Inc. Class A	105,098
54,710	Kennedy-Wilson Holdings, Inc.	1,143,439
10,287	Mid-America Apartment Communities, Inc. REIT	1,036,724
67,207	Terreno Realty Corp. REIT	2,480,610
		10,887,775
	Retailing - 2.5%
27,450	Asbury Automotive Group, Inc.*	1,929,735
37,629	Caleres, Inc.	1,260,195
87,711	Hudson Ltd. Class A*	1,482,316
		4,672,246
	Semiconductors & Semiconductor Equipment - 3.5%
59,218	Entegris, Inc.	2,081,513
43,232	Integrated Device Technology, Inc.*	1,488,478
68,253	ON Semiconductor Corp.*	1,504,978
38,576	Versum Materials, Inc.	1,487,105
		6,562,074
	Software & Services - 9.2%
33,916	Acxiom Corp.*	1,374,955
15,706	Cadence Design Systems, Inc.*	692,478
30,137	Carbonite, Inc.*	1,033,699
46,541	CoreLogic, Inc.*	2,266,547
32,223	CSG Systems International, Inc.	1,310,509
17,392	EPAM Systems, Inc.*	2,264,612
12,733	Fortinet, Inc.*	801,033
24,099	Leidos Holdings, Inc.	1,648,854
9,481	Match Group, Inc.*(1)	342,454
25,372	Perficient, Inc.*	667,791
25,528	PTC, Inc.*	2,346,278
32,981	WNS Holdings Ltd. ADR*	1,604,855
28,146	Yelp, Inc.*	1,038,024
		17,392,089
	Technology Hardware & Equipment - 2.4%
11,533	Arrow Electronics, Inc.*	874,663
90,411	Ciena Corp.*	2,296,439
53,468	Extreme Networks, Inc.*	454,478
15,328	Novanta, Inc.*	955,701
		4,581,281
	Transportation - 1.6%
22,171	Ryder System, Inc.	1,735,989
27,859	Spirit Airlines, Inc.*	1,210,195
		2,946,184
	Utilities - 2.0%
25,510	IDACORP, Inc.	2,404,063
18,724	Vectren Corp.	1,338,204
		3,742,267
	Total Common Stocks (cost $126,332,905)	$170,515,665
Exchange-Traded Funds - 2.0%
	Other Investment Pools & Funds - 2.0%
22,598	iShares Russell 2000 ETF(1)	3,748,330

	Total Exchange-Traded Funds (cost $3,612,985)	$3,748,330

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

	Total Long-Term Investments (cost $129,945,890)		$174,263,995

Short-Term Investments - 12.8%
	Other Investment Pools & Funds - 7.3%
13,954,592	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(2)		$13,954,592

	Securities Lending Collateral - 5.5%
518,388	Citibank NA DDCA, 1.91%, 08/01/2018(2)		518,388
5,329,452	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(2)		5,329,452
2,134,807	Invesco Government & Agency Portfolio, 1.81%(2)		2,134,807
1,100,422	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(2)		1,100,422
1,284,695	Western Asset Institutional Government Class A Fund, 1.76%(2)		1,284,695

			10,367,764

	Total Short-Term Investments (cost $24,322,356)		$24,322,356

	Total Investments (cost $154,268,246)	105.0%	$198,586,351
	Other Assets and Liabilities	(5.0)%	(9,529,129)

	Total Net Assets	100.0%	$189,057,222

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,914,521	$2,914,521	$—	$—
Banks	22,097,521	22,097,521	—	—
Capital Goods	20,332,380	20,332,380	—	—
Commercial & Professional Services	4,349,603	4,349,603	—	—
Consumer Durables & Apparel	9,147,103	9,147,103	—	—
Consumer Services	11,474,436	11,474,436	—	—
Diversified Financials	2,784,899	2,784,899	—	—
Energy	6,272,806	6,272,806	—	—
Food & Staples Retailing	1,736,897	1,736,897	—	—
Food, Beverage & Tobacco	1,801,697	1,801,697	—	—
Health Care Equipment & Services	6,782,018	6,782,018	—	—
Insurance	7,086,328	7,086,328	—	—
Materials	10,615,305	10,615,305	—	—
Media	2,629,376	2,629,376	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,706,859	9,706,859	—	—
Real Estate	10,887,775	10,887,775	—	—
Retailing	4,672,246	4,672,246	—	—
Semiconductors & Semiconductor Equipment	6,562,074	6,562,074	—	—
Software & Services	17,392,089	17,392,089	—	—
Technology Hardware & Equipment	4,581,281	4,581,281	—	—
Transportation	2,946,184	2,946,184	—	—
Utilities	3,742,267	3,742,267	—	—
Exchange-Traded Funds	3,748,330	3,748,330	—	—
Short-Term Investments	24,322,356	24,322,356	—	—

Total	$198,586,351	$198,586,351	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 89.0%
	Automobiles & Components - 0.8%
174,437	BorgWarner, Inc.	$8,027,591

	Banks - 7.8%
254,256	CenterState Bank Corp.	7,055,604
174,462	Chemical Financial Corp.	9,909,442
193,332	Commerce Bancshares, Inc.	12,914,578
84,970	East West Bancorp., Inc.	5,500,958
534,008	First Horizon National Corp.	9,553,403
26,409	First Republic Bank	2,610,794
209,219	United Community Banks, Inc.	6,282,846
92,444	Webster Financial Corp.	5,965,411
50,359	Westamerica Bancorp(1)	3,022,547
177,904	Western Alliance Bancorp.*	10,090,715
164,912	Zions Bancorporation	8,525,950

		81,432,248

	Capital Goods - 12.6%
156,807	AGCO Corp.	9,881,977
74,675	Allison Transmission Holdings, Inc.	3,509,725
95,951	Carlisle Cos., Inc.	11,786,621
95,941	Dycom Industries, Inc.*	8,554,100
317,169	Fortune Brands Home & Security, Inc.	18,395,802
527,773	GrafTech International Ltd.(1)	11,188,788
219,984	Hexcel Corp.	15,181,096
54,492	IDEX Corp.	8,368,881
48,852	Lennox International, Inc.	10,604,792
142,895	MasTec, Inc.*	6,651,762
34,093	Maxar Technologies Ltd.	1,669,534
63,843	Nordson Corp.	8,561,985
141,368	Owens Corning	8,795,917
64,919	Valmont Industries, Inc.	9,065,938

		132,216,918

	Commercial & Professional Services - 3.4%
256,542	KAR Auction Services, Inc.	15,251,422
10,006	Rollins, Inc.	549,730
138,175	Stericycle, Inc.*	9,652,905
49,020	Verisk Analytics, Inc.*	5,422,592
65,342	Waste Connections, Inc.	5,071,193

		35,947,842

	Consumer Durables & Apparel - 1.8%
204,520	Brunswick Corp.	13,150,636
37,912	PVH Corp.	5,820,250

		18,970,886

	Consumer Services - 4.8%
575,604	Aramark	23,145,037
368,667	Extended Stay America, Inc.	7,848,920
9,458	Graham Holdings Co. Class B	5,287,022
250,632	ServiceMaster Global Holdings, Inc.*	14,283,518

		50,564,497

	Diversified Financials - 2.5%
45,076	Affiliated Managers Group, Inc.	7,212,611
244,760	Ares Capital Corp.	4,124,206
74,699	Raymond James Financial, Inc.	6,841,681
394,254	Santander Consumer USA Holdings, Inc.	7,585,447

		25,763,945

	Energy - 3.3%
233,499	Centennial Resource Development, Inc. Class A*	4,193,642
50,110	Core Laboratories N.V.(1)	5,618,333
635,799	Gulfport Energy Corp.*	7,318,047
354,878	Newfield Exploration Co.*	10,192,096

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

242,877	Parsley Energy, Inc. Class A*	$7,633,624

		34,955,742

	Food & Staples Retailing - 0.9%
250,239	Performance Food Group Co.*	8,971,068

	Food, Beverage & Tobacco - 0.5%
177,188	Hain Celestial Group, Inc.*	5,039,227

	Health Care Equipment & Services - 5.1%
37,451	Cooper Cos., Inc.	9,755,986
231,830	DENTSPLY SIRONA, Inc.	11,153,341
126,072	Henry Schein, Inc.*	10,011,378
169,960	K2M Group Holdings, Inc.*	3,462,085
41,151	Masimo Corp.*	4,091,232
44,813	Universal Health Services, Inc. Class B	5,471,667
89,880	West Pharmaceutical Services, Inc.	9,855,342

		53,801,031

	Household & Personal Products - 0.6%
68,093	Spectrum Brands Holdings, Inc.*(1)	5,949,285

	Insurance - 5.1%
194,768	Arthur J Gallagher & Co.	13,896,697
315,928	Brown & Brown, Inc.	9,244,053
92,314	Reinsurance Group of America, Inc.	13,062,431
50,448	RenaissanceRe Holdings Ltd.	6,651,569
123,324	Torchmark Corp.	10,861,145

		53,715,895

	Materials - 5.5%
166,471	Ashland Global Holdings, Inc.	13,668,934
237,695	Crown Holdings, Inc.*	10,760,453
721,469	Graphic Packaging Holding Co.	10,482,945
61,797	Reliance Steel & Aluminum Co.	5,574,089
84,244	Sensient Technologies Corp.	5,843,164
64,148	Steel Dynamics, Inc.	3,020,729
355,143	Valvoline, Inc.	8,022,680

		57,372,994

	Media - 1.6%
3,315	Cable One, Inc.	2,399,596
87,320	GCI Liberty, Inc. Class A*	4,200,965
930,413	TEGNA, Inc.	10,262,456

		16,863,017

	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
344,004	Catalent, Inc.*	14,344,967
121,031	Intra-Cellular Therapies, Inc.*	2,429,092
136,802	Pacira Pharmaceuticals, Inc.*	5,499,441
101,351	PerkinElmer, Inc.	8,024,972

		30,298,472

	Real Estate - 6.6%
61,181	Alexandria Real Estate Equities, Inc. REIT	7,796,907
526,020	Brixmor Property Group, Inc. REIT	9,305,294
119,721	Douglas Emmett, Inc. REIT	4,649,964
155,380	Equity LifeStyle Properties, Inc. REIT	14,138,026
184,033	Gramercy Property Trust REIT	5,040,664
174,497	Lamar Advertising Co. Class A, REIT	12,848,214
81,071	Mid-America Apartment Communities, Inc. REIT	8,170,335
46,698	SBA Communications Corp. REIT*	7,389,958

		69,339,362

	Retailing - 3.3%
178,144	Advance Auto Parts, Inc.	25,159,277
171,208	Nordstrom, Inc.	8,973,011

		34,132,288

	Semiconductors & Semiconductor Equipment - 2.1%
269,188	Integrated Device Technology, Inc.*	9,268,143

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

44,556	Microchip Technology, Inc.	$4,162,867
406,811	ON Semiconductor Corp.*	8,970,182

		22,401,192

	Software & Services - 8.9%
128,204	Cadence Design Systems, Inc.*	5,652,514
217,197	CoreLogic, Inc.*	10,577,494
54,757	Gartner, Inc.*	7,415,741
93,685	Genpact Ltd.	2,846,150
225,057	Leidos Holdings, Inc.	15,398,400
105,235	Match Group, Inc.*(1)	3,801,088
109,902	PTC, Inc.*	10,101,093
492,365	Sabre Corp.	12,122,026
79,951	Synopsys, Inc.*	7,150,018
87,677	Teradata Corp.*	3,357,152
100,737	VeriSign, Inc.*	14,630,035

		93,051,711

	Technology Hardware & Equipment - 3.1%
169,034	Arrow Electronics, Inc.*	12,819,538
374,914	Ciena Corp.*	9,522,816
165,886	Dolby Laboratories, Inc. Class A	10,691,353

		33,033,707

	Transportation - 2.8%
118,693	Alaska Air Group, Inc.	7,457,481
82,121	Kirby Corp.*	6,852,997
90,216	Ryder System, Inc.	7,063,913
183,106	Spirit Airlines, Inc.*	7,954,125

		29,328,516

	Utilities - 3.0%
213,217	Alliant Energy Corp.	9,161,935
98,903	Evergy, Inc.	5,547,469
81,750	IDACORP, Inc.	7,704,120
334,290	NiSource, Inc.	8,751,712

		31,165,236

	Total Common Stocks (cost $809,431,961)	$932,342,670

Exchange-Traded Funds - 2.6%
	Other Investment Pools & Funds - 2.6%
101,033	iShares Russell 2000 ETF(1)	16,758,344
46,889	iShares Russell Mid-Cap ETF	10,150,531

		26,908,875

	Total Exchange-Traded Funds (cost $24,086,205)	$26,908,875

	Total Long-Term Investments (cost $833,518,166)	$959,251,545

Short-Term Investments - 11.5%
	Other Investment Pools & Funds - 8.1%
84,457,170	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.82%(2)	84,457,170

	Securities Lending Collateral - 3.4%
1,771,782	Citibank NA DDCA, 1.91%, 08/01/2018(2)	1,771,782
18,215,365	Goldman Sachs Financial Sq, Government Institutional Fund, 1.82%(2)	18,215,365
7,296,488	Invesco Government & Agency Portfolio, 1.81%(2)	7,296,488
3,761,096	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(2)	3,761,096
4,390,917	Western Asset Institutional Government Class A Fund, 1.76%(2)	4,390,917

		35,435,648

	Total Short-Term Investments (cost $119,892,818)	$119,892,818

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Total Investments (cost $953,410,984)	103.1%	$1,079,144,363
Other Assets and Liabilities	(3.1)%	(32,283,240)

Total Net Assets	100.0%	$1,046,861,123

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information .
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small/Mid Cap Opportunities Fund
Schedule of Investments – (continued) July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,027,591	$8,027,591	$—	$—
Banks	81,432,248	81,432,248	—	—
Capital Goods	132,216,918	132,216,918	—	—
Commercial & Professional Services	35,947,842	35,947,842	—	—
Consumer Durables & Apparel	18,970,886	18,970,886	—	—
Consumer Services	50,564,497	50,564,497	—	—
Diversified Financials	25,763,945	25,763,945	—	—
Energy	34,955,742	34,955,742	—	—
Food & Staples Retailing	8,971,068	8,971,068	—	—
Food, Beverage & Tobacco	5,039,227	5,039,227	—	—
Health Care Equipment & Services	53,801,031	53,801,031	—	—
Household & Personal Products	5,949,285	5,949,285	—	—
Insurance	53,715,895	53,715,895	—	—
Materials	57,372,994	57,372,994	—	—
Media	16,863,017	16,863,017	—	—
Pharmaceuticals, Biotechnology & Life Sciences	30,298,472	30,298,472	—	—
Real Estate	69,339,362	69,339,362	—	—
Retailing	34,132,288	34,132,288	—	—
Semiconductors & Semiconductor Equipment	22,401,192	22,401,192	—	—
Software & Services	93,051,711	93,051,711	—	—
Technology Hardware & Equipment	33,033,707	33,033,707	—	—
Transportation	29,328,516	29,328,516	—	—
Utilities	31,165,236	31,165,236	—	—
Exchange-Traded Funds	26,908,875	26,908,875	—	—
Short-Term Investments	119,892,818	119,892,818	—	—

Total	$1,079,144,363	$1,079,144,363	$—	$—

(1) For the period ended July 31, 2018, there were no transfers between any levels.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

1.	Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Directors has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At July 31, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non - Cash Collateral(1)
Growth Opportunities Fund	$ 38,358,063	$ 39,584,486	$ —
Quality Value Fund	121,860	125,100	—
Small Cap Growth Fund	34,896,742	35,731,382	—
Emerging Markets Equity Fund	22,721,383	22,636,534	1,401,980(2)
Emerging Markets Multi-Sector Bond Fund	3,055,284	3,119,373	—
Global Strategic Bond Fund	275,372	281,941	—
International Multi-Cap Value Fund	32,967,619	31,929,261	3,084,109(2)
International Stock Fund	2,287,056	2,343,600	—
US Small Cap Opportunities Fund	10,094,915	10,367,764	—
US Small/Mid Cap Opportunities Fund	34,679,431	35,435,648	—

(1)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.

(2)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2018.

Growth Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$39,584,486	$ —	$ —	$ —	$39,584,486
Total Borrowings	$39,584,486	$ —	$ —	$ —	$39,584,486
Gross amount of recognized liabilities for securities lending transactions					$39,584,486

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Quality Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$125,100	$ —	$ —	$ —	$125,100
Total Borrowings	$125,100	$ —	$ —	$ —	$125,100
Gross amount of recognized liabilities for securities lending transactions					$125,100

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Cap Growth Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,923,307	$ —	$ —	$ —	$4,923,307
Exchange-Traded Funds	30,808,075	—	—	—	30,808,075
Total	$35,731,382	$ —	$ —	$ —	$35,731,382
Total Borrowings	$35,731,382	$ —	$ —	$ —	$35,731,382
Gross amount of recognized liabilities for securities lending transactions					$35,731,382

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Emerging Markets Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$22,636,534	$ —	$ —	$ —	$22,636,534
Total Borrowings	$22,636,534	$ —	$ —	$ —	$22,636,534
Gross amount of recognized liabilities for securities lending transactions					$22,636,534

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Emerging Markets Multi-Sector Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,119,373	$ —	$ —	$ —	$3,119,373
Total Borrowings	$3,119,373	$ —	$ —	$ —	$3,119,373
Gross amount of recognized liabilities for securities lending transactions					$3,119,373

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Strategic Bond Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$281,941	$ —	$ —	$ —	$281,941
Total Borrowings	$281,941	$ —	$ —	$ —	$281,941
Gross amount of recognized liabilities for securities lending transactions					$281,941

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Multi-Cap Value Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$31,929,261	$ —	$ —	$ —	$31,929,261
Total Borrowings	$31,929,261	$ —	$ —	$ —	$31,929,261
Gross amount of recognized liabilities for securities lending transactions					$31,929,261

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Stock Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,343,600	$ —	$ —	$ —	$2,343,600
Total Borrowings	$2,343,600	$ —	$ —	$ —	$2,343,600
Gross amount of recognized liabilities for securities lending transactions					$2,343,600

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

US Small Cap Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,423,864	$ —	$ —	$ —	$2,423,864
Exchange-Traded Funds	7,943,900	—	—	—	7,943,900
Total	$10,367,764	$ —	$ —	$ —	$10,367,764
Total Borrowings	$10,367,764	$ —	$ —	$ —	$10,367,764
Gross amount of recognized liabilities for securities lending transactions					$10,367,764

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

US Small/Mid Cap Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,153,074	$ —	$ —	$ —	$12,153,074
Exchange-Traded Funds	23,282,574	—	—	—	23,282,574
Total	$35,435,648	$ —	$ —	$ —	$35,435,648
Total Borrowings	$35,435,648	$ —	$ —	$ —	$35,435,648
Gross amount of recognized liabilities for securities lending transactions					$35,435,648

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: October 1, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 1, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: October 1, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)